UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1.   Schedule of Investments

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

July 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 83.7%
	Auto & Transportation — 1.4%
35,100	BorgWarner	1,164,618
15,000	Ryder System	988,500
		2,153,118
	Consumer Discretionary — 16.3%
22,500	Advance Auto Parts	3,821,850
106,975	Aramark	3,835,054
21,500	Brunswick	1,066,830
1,800	Cable One	942,984
24,400	Fortune Brands Home & Security	1,543,788
3,700	Graham Holdings Class B	1,861,988
11,474	Jack in the Box	1,014,187
43,900	KAR Auction Services	1,877,603
22,800	Lamar Advertising Class A REIT	1,547,208
14,400	Liberty Ventures Series A (1)	543,024
42,900	Mattel	1,432,002
18,100	Nordstrom	800,563
28,500	PVH	2,880,210
42,700	TEGNA	935,130
6,400	VeriSign (1)	554,304
		24,656,725
	Consumer Staples — 1.9%
25,692	Performance Food Group (1)	704,989
13,100	Spectrum Brands Holdings	1,686,887
7,576	WhiteWave Foods Class A (1)	420,392
		2,812,268
	Financial Services — 17.5%
3,489	Affiliated Managers Group (1)	512,115
5,843	Alexandria REIT	656,169
47,146	Ares Capital	713,791
20,114	Arthur J Gallagher	989,408
14,800	Brown & Brown	542,568
34,410	Chemical Financial	1,423,886
16,294	Commerce Bancshares	770,543
51,100	CoreLogic (1)	2,058,308
29,700	Douglas Emmett REIT	1,129,788
7,800	East West Bancorp	266,916
13,853	Equity LifeStyle Properties REIT	1,139,271
18,300	FCB Financial Holdings Class A (1)	639,951
9,600	First Republic Bank	688,032
36,900	Genpact (1)	987,813
80,800	Gramercy Property Trust REIT	807,192
5,000	Mid-America Apartment Communities REIT	530,100
19,500	PrivateBancorp	861,900
20,700	ProAssurance	1,069,362
28,000	Radian Group	361,200
18,800	Raymond James Financial	1,032,120
14,800	Reinsurance Group of America Class A	1,468,900
7,035	SVB Financial Group (1)	706,455
24,550	Torchmark	1,518,908
30,054	Vantiv Class A (1)	1,646,057
17,100	Webster Financial	614,916
12,900	Westamerica Bancorporation	606,816
42,900	Western Alliance Bancorp (1)	1,459,887
5,900	Wintrust Financial	311,520
36,000	Zions Bancorporation	1,003,680
		26,517,572
	Healthcare — 12.7%
16,900	Akorn (1)	578,487
67,532	Catalent (1)	1,724,767
16,200	Centene (1)	1,142,910
27,041	Cepheid (1)	955,358
9,800	Cooper	1,788,206
26,455	Dentsply Sirona	1,694,178
26,684	Envision Healthcare Holdings (1)	656,160
5,369	Henry Schein (1)	971,682
9,300	LifePoint Health (1)	550,374
10,700	Masimo (1)	566,779
7,900	Medivation (1)	505,521
13,200	Pacira Pharmaceuticals (1)	478,500
15,600	Parexel International (1)	1,042,860
25,600	PerkinElmer	1,457,152
11,017	Universal Health Services Class B	1,427,032
80,787	VWR (1)	2,530,249
14,400	West Pharmaceutical Services	1,156,032
		19,226,247
	Materials & Processing — 5.2%
25,500	Hexcel	1,100,835
71,748	Interface Class A	1,281,419
2,500	Lennox International	392,000
23,572	Owens Corning	1,247,195
13,600	Packaging Corp. of America	1,015,784
7,300	Reliance Steel & Aluminum	572,612
28,854	Sealed Air	1,361,331
7,400	Valmont Industries	969,030
		7,940,206
	Other Energy — 2.7%
27,300	Gulfport Energy (1)	794,157
16,200	Helmerich & Payne	1,003,914
29,900	Matador Resources (1)	630,591
18,700	PDC Energy (1)	1,024,199
47,900	RPC	694,071
		4,146,932
	Producer Durables — 10.9%
23,700	AGCO	1,141,392
67,400	Allison Transmission Holdings Class A	1,942,468
9,000	Carlisle	929,610
15,300	CLARCOR	952,578
3,900	Dover	278,577

Shares		Value $

8,200	Dycom Industries (1)	771,210
7,200	Graco	532,872
17,491	IDEX	1,570,517
9,100	Kirby (1)	495,859
13,800	MSC Industrial Direct Class A	991,254
68,850	Rollins	1,940,193
7,400	Snap-on	1,163,058
34,700	Spirit Airlines (1)	1,483,425
28,600	Terex	690,404
4,668	Verisk Analytics Class A (1)	398,087
17,795	Waste Connections	1,325,372
		16,606,876
	Technology — 10.7%
16,057	Arrow Electronics (1)	1,067,630
44,400	Cadence Design Systems (1)	1,067,820
56,900	Ciena (1)	1,091,911
2,430	CommerceHub (1)	34,101
28,500	DigitalGlobe (1)	768,360
10,400	Gartner (1)	1,042,600
41,900	Integrated Device Technology (1)	921,381
19,000	Leidos Holdings	950,190
14,000	Linear Technology	839,860
70,655	Match Group (1)	1,112,816
18,400	Microchip Technology	1,023,776
112,800	ON Semiconductor (1)	1,131,384
35,400	PTC (1)	1,406,442
34,200	Sabre	996,930
9,400	SBA Communications Class A (1)	1,081,000
24,194	Synopsys (1)	1,310,347
51,600	Viavi Solutions (1)	367,908
		16,214,456
	Utilities — 4.4%
44,400	Alliant Energy	1,787,100
59,200	Frontier Communications	307,840
15,200	IDACORP	1,228,920
22,000	Portland General Electric	960,740
19,900	Vectren	1,029,427
23,400	Westar Energy Class A	1,300,338
		6,614,365
	TOTAL COMMON STOCK (Cost $109,471,221)	126,888,765

	INVESTMENT COMPANIES — 6.8%
14,100	iShares Russell 2000 ETF	1,707,369
18,400	iShares Russell Mid-Cap ETF	3,217,792
118,900	SPDR Barclays 1-3 Month T-Bill ETF	5,436,108
	TOTAL INVESTMENT COMPANIES (Cost $10,243,812)	10,361,269
	TOTAL INVESTMENTS — 90.5% (Cost $119,715,033)*	137,250,034
	OTHER ASSETS LESS LIABILITIES — 9.5%	14,368,343
	NET ASSETS — 100%	$151,618,377

(1)         Denotes non-income producing security.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $119,715,033, and the unrealized appreciation and depreciation were $18,049,372 and $(514,371), respectively.

The open futures contracts held by the Fund at July 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Russell 2000 Index E-MINI	8	Sep-2016	$38,689
S&P Mid 400 Index E-MINI	11	Sep-2016	44,369
			$83,058

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments

July 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 92.8%
	Argentina — 0.3%
164,425	Grupo Financiero Galicia ADR	4,880,134

	Brazil — 5.2%
1,592,100	BM&FBovespa	9,358,940
1,641,610	BR Malls Participacoes (1)	7,128,630
454,244	BRF ADR	7,576,790
2,431,256	Cia de Concessoes Rodoviarias	13,999,368
469,828	Cielo	5,361,348
255,350	Embraer ADR	4,665,244
51,800	Klabin	273,187
346,200	Lojas Renner	2,907,422
678,730	Petroleo Brasileiro ADR (1)	5,891,376
485,200	Ultrapar Participacoes	11,073,526
876,400	Weg	4,135,492
		72,371,323
	Chile — 1.2%
267,853	Banco Santander Chile ADR	5,509,736
820,306	Enersis ADR	7,120,256
540,999	SACI Falabella	3,983,221
		16,613,213
	China — 23.2%
538,500	AAC Technologies Holdings	5,025,186
463,680	Alibaba Group Holding ADR (1)	38,244,326
67,176,320	China Construction Bank Class H	45,024,343
3,742,000	China Mengniu Dairy	6,250,815
4,095,000	China Mobile	50,485,506
6,210,200	China Pacific Insurance Group Class H	21,932,290
46,943,600	China Petroleum & Chemical Class H	33,339,250
11,476,000	China Unicom Hong Kong	12,232,744
365,008	New Oriental Education & Technology Group ADR	16,082,253
267,000	Shenzhou International Group Holdings	1,407,545
3,071,100	Tencent Holdings	73,824,519
100,901	Yum! Brands	9,022,567
1,903,500	Zhuzhou CRRC Times Electric Class H	10,500,851
		323,372,195
	Egypt — 0.5%
970,991	Commercial International Bank (2)	5,200,166
311,491	Commercial International Bank GDR	1,180,551
		6,380,717
	Greece — 0.4%
641,453	Hellenic Telecommunications Organization	6,239,187

	Hong Kong — 2.1%
4,637,400	AIA Group	28,720,750

	Hungary — 1.8%
73,245	MOL Hungarian Oil & Gas	4,592,399
818,646	OTP Bank	19,937,018
		24,529,417
	India — 7.1%
157,895	Asian Paints	2,626,240
2,978,595	Axis Bank	24,285,432
1,037,296	HDFC Bank	19,298,026
567,169	Hindustan Unilever	7,811,327
680,221	Infosys	10,904,760
134,467	Maruti Suzuki India	9,550,499
405,144	Reliance Industries	6,138,399
106,606	Tata Consultancy Services	4,168,591
1,207,598	Tata Motors	9,071,633
79,049	UltraTech Cement	4,387,848
		98,242,755
	Indonesia — 0.3%
5,176,700	Bank Mandiri	3,991,653

	Kuwait — 0.5%
3,608,790	National Bank of Kuwait SAKP (2)	7,246,527

	Mexico — 0.6%
219,934	Gruma Class B	3,166,346
506,494	Grupo Aeroportuario del Pacifico Class B	4,979,309
		8,145,655
	Philippines — 0.1%
53,385	SM Investments	780,774

	Russia — 8.5%
1,014,980	Gazprom PJSC ADR	4,171,568
340,843	LUKOIL ADR	14,812,355
123,538	Luxoft Holding Class A (1)	7,278,859
367,342	Mail.Ru Group GDR (1)	7,089,701
996,354	MMC Norilsk Nickel ADR	14,666,331
493,773	Mobile TeleSystems PJSC ADR	4,389,642
2,798,967	Rosneft PJSC GDR	13,527,407
4,546,785	Sberbank of Russia ADR	40,239,047

Shares		Value $

583,794	X5 Retail Group GDR (1)	12,726,709
		118,901,619
	South Africa — 3.6%
619,440	Barclays Africa Group	6,849,372
777,859	MTN Group	7,860,824
181,702	Naspers Class N	28,532,761
403,152	Sibanye Gold	1,864,555
813,233	Woolworths Holdings	5,239,256
		50,346,768
	South Korea — 19.5%
49,165	Amorepacific	17,029,880
53,581	CJ CGV	4,386,357
14,485	Coway	1,108,213
746,585	DGB Financial Group	6,005,205
29,895	E-MART	4,363,552
573,597	Hana Financial Group	14,107,573
51,941	Hyundai Department Store	5,749,841
53,482	Hyundai Mobis	12,175,075
136,620	Hyundai Motor	16,099,487
141,488	LG	8,020,790
75,575	LG Chem	16,428,614
38,976	LG Innotek	3,110,703
9,464	Medy-Tox	3,664,274
27,928	NAVER	17,701,986
31,967	NCSoft	7,163,074
62,942	Samsung Electronics	86,477,470
27,804	Samsung Fire & Marine Insurance	6,614,977
96,088	Samsung SDI	9,049,934
527,294	SK Hynix	16,193,290
28,194	SK Innovation	3,674,797
43,832	SK Telecom	9,000,009
13,829	Yuhan	3,777,774
		271,902,875
	Taiwan — 12.1%
7,452,000	Advanced Semiconductor Engineering	8,870,595
426,000	Catcher Technology	2,962,504
13,387,489	Cathay Financial Holding	15,034,348
2,053,000	Far EasTone Telecommunications	4,713,996
1,110,000	Formosa Chemicals & Fibre	2,889,484
4,228,000	Formosa Plastics	10,304,119
11,986,194	Hon Hai Precision Industry	33,003,993
4,347,000	Taiwan Mobile	14,978,855
13,929,139	Taiwan Semiconductor Manufacturing	75,267,878
		168,025,772
	Thailand — 2.3%
1,038,375	Kasikornbank	5,947,626
1,740,225	Kasikornbank NVDR	9,867,770
4,599,730	Minor International	5,381,539
2,424,100	PTT Global Chemical NVDR	4,228,082
3,516,000	Thai Oil NVDR	6,132,558
		31,557,575
	Turkey — 2.6%
4,546,747	Akbank	11,719,009
2,663,370	KOC Holding	11,411,450
292,515	Tupras Turkiye Petrol Rafinerileri	6,251,848
2,754,103	Turkiye Garanti Bankasi	6,757,460
		36,139,767
	United Arab Emirates — 0.9%
6,946,322	Emaar Properties PJSC (2)	13,034,172
	TOTAL COMMON STOCK (Cost $1,138,497,925)	1,291,422,848

	PREFERRED STOCK — 5.0%
	Brazil — 4.7%
1,223,221	Banco Bradesco ADR	10,642,023
3,101,634	Itau Unibanco Holding ADR	32,412,075
1,489,440	Lojas Americanas	8,833,559
892,840	Telefonica Brasil ADR	13,517,598
		65,405,255
	South Korea — 0.3%
39,596	Hyundai Motor	3,552,558
	TOTAL PREFERRED STOCK (Cost $59,505,560)	68,957,813

	INVESTMENT COMPANY (1)(3)— 1.0%
1,210,635	Schroder Emerging Markets Small Cap Fund, Class R6 (Cost $12,149,919)	14,091,790

	TOTAL INVESTMENTS — 98.8% (Cost $1,210,153,404)*	1,374,472,451
	OTHER ASSETS LESS LIABILITIES — 1.2%	16,579,359
	NET ASSETS — 100%	$1,391,051,810

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

(3)         Affiliated Fund.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $1,210,153,404, and the unrealized appreciation and depreciation were $210,017,639 and $(45,698,592), respectively.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

PJSC — Private Joint Stock Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements

Schroder International Multi-Cap Value Fund

Schedule of Investments

July 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 98.0%
	Australia — 4.6%
65,829	Acrux	36,770
156,323	Adelaide Brighton	702,092
37,791	Ausdrill	28,719
91,586	BHP Billiton	1,358,603
52,041	BT Investment Management	355,541
93,531	BWP Trust REIT	272,231
69,442	Cabcharge Australia	208,978
61,175	Collection House	60,437
88,010	CSR	256,831
7,355	DWS	7,434
13,276	Fleetwood	21,187
197,041	FlexiGroup	299,482
29,018	Flight Centre Travel Group	709,859
179,384	Iluka Resources (1)	910,677
105,562	IRESS	906,504
98,377	MACA	130,832
20,740	Macquarie Group	1,172,484
222,513	Medusa Mining (2)	119,214
194,511	Metals X	241,683
33,336	Monadelphous Group	266,763
76,645	OZ Minerals	372,193
648,696	Ramelius Resources (2)	283,461
26,653	RCR Tomlinson	41,117
391,514	Resolute Mining (2)	495,388
41,001	Rio Tinto	1,544,221
109,155	Sandfire Resources NL	475,316
80,153	SEEK	1,017,232
567,328	Telstra	2,487,676
271,473	Western Areas	563,213
34,423	Woodside Petroleum	694,016
		16,040,154
	Austria — 0.4%
10,524	ANDRITZ	536,525
14,298	Oesterreichische Post	498,899
13,764	OMV	365,701
		1,401,125
	Belgium — 1.6%
118,673	AGFA-Gevaert (2)	428,812
19,677	Anheuser-Busch InBev	2,536,484
2,642	Barco	203,308
10,966	Melexis	720,033
36,611	Proximus	1,142,597
1,803	Sioen Industries	41,101
2,702	Sofina	361,445
3,145	Van de Velde	229,252
		5,663,032
	Brazil — 1.2%
49,400	BTG Pactual Group	259,158
13,900	Cia de Saneamento de Minas Gerais-COPASA	141,469
62,717	Cia Energetica de Minas Gerais ADR	173,726
16,800	Cia Hering	95,751
69,500	Engie Brasil Energia	915,906
13,600	Eternit	7,089
20,171	Ez Tec Empreendimentos e Participacoes	111,916
12,300	Grendene	64,793
3,800	Mahle-Metal Leve	31,374
16,600	Multiplus	220,760
36,000	Natura Cosmeticos	376,610
21,700	QGEP Participacoes	40,155
184,000	Qualicorp	1,211,572
66,300	Transmissora Alianca de Energia Eletrica	528,780
38,200	Vale	219,134
		4,398,193
	British Virgin Islands — 0.1%
40,552	Playtech	466,648

	Cambodia — 0.0%
170,000	NagaCorp	116,132

	Canada — 2.4%
147,900	Alacer Gold (2)	377,212
73,500	Argonaut Gold (2)	201,532
10,000	BCE	478,918
54,300	Cameco	519,024
4,500	Canfor Pulp Products	35,948
29,800	Centerra Gold	175,744
13,100	CI Financial	267,789
24,500	Dominion Diamond	224,988
42,200	Eldorado Gold	172,918
12,600	First Quantum Minerals	108,953
22,800	Genworth MI Canada	608,920
2,700	Gluskin Sheff + Associates	36,726
15,500	Goldcorp	276,962
67,200	IAMGOLD (2)	346,898
105,100	Lundin Mining (2)	439,510
22,100	Magna International Class A	851,400
31,600	Medical Facilities	522,774
1,300	Morguard REIT	15,632
151,300	Nevsun Resources	500,606
12,600	Noranda Income Fund	26,442

Shares		Value $

3,900	North West	91,104
28,800	Potash Corp. of Saskatchewan	448,880
24,700	Teck Resources Class B	393,679
139,500	Teranga Gold (2)	117,528
3,300	Torstar Class B	3,816
14,700	Transcontinental Class A	211,777
141,000	Turquoise Hill Resources (2)	502,164
3,400	Westshore Terminals Investment	49,529
80,400	Wi-LAN	146,557
10,410	Yellow Pages (2)	150,451
		8,304,381
	Chile — 0.1%
38,200	Enersis Americas ADR	331,576
24,800	Enersis Chile ADR	142,352
		473,928
	China — 2.7%
72,000	361 Degrees International	21,252
32,298	51job ADR (2)	1,027,722
63,000	Anhui Conch Cement Class H	165,247
2,661,000	Bank of China Class H	1,094,116
30,000	Baoye Group Class H	21,731
60,000	Chaoda Modern Agriculture Holdings (2)	1,353
207,000	China Child Care	12,273
430,000	China Communications Services Class H	233,334
345,000	China Life Insurance Class H	786,193
510,000	China Lumena New Materials (1)(2)(3)	—
306,000	China Shineway Pharmaceutical Group	323,023
80,000	China Taifeng Beddings Holdings (1)(2)(3)	—
268,000	Dongfeng Motor Group Class H	330,579
191,000	Haitian International Holdings	320,040
155,500	Hengan International Group	1,306,790
162,000	HOSA International	54,916
2,329,000	Industrial & Commercial Bank of China Class H	1,317,837
260,000	Jiangsu Expressway Class H	367,292
213,000	Pacific Online	55,183
338,500	Ping An Insurance Group of China Class H	1,579,411
68,000	Qingling Motors Class H	21,561
131,500	Sinopec Engineering Group Class H	114,578
122,000	Xingda International Holdings	31,450
85,000	Xinhua Winshare Publishing and Media Class H	90,386
384,700	Yangzijiang Shipbuilding Holdings	249,638
		9,525,905
	Denmark — 0.2%
377	AP Moeller - Maersk Class B	511,653
34,415	Spar Nord Bank	284,484
		796,137
	Finland — 2.1%
20,057	Kone Class B	1,015,575
9,990	Lassila & Tikanoja	199,811
13,854	Metso	384,278
41,992	Neste Oil	1,590,105
41,503	Orion Class B	1,699,653
29,055	Sampo Class A	1,204,169
24,379	Tieto	701,566
27,389	UPM-Kymmene	564,346
		7,359,503
	France — 5.2%
4,294	Altamir	48,967
12,464	Amundi (4)	544,782
57,286	AXA	1,167,560
3,406	Axway Software	93,294
15,538	BNP Paribas	770,516
2,888	Boiron	267,667
3,056	Cegid Group	209,268
9,651	Christian Dior	1,745,262
5,734	Cie Generale des Etablissements Michelin	586,189
9,162	CNP Assurances	139,973
40,742	Etablissements Maurel et Prom	129,817
8,598	Euler Hermes Group	711,237
13,111	Eutelsat Communications	260,622
747	FFP	56,531
16,164	Imerys	1,146,452
5,524	Kaufman & Broad	238,574
755	Linedata Services	34,068
17,039	Metropole Television	310,034
14,318	Neopost	397,629
16,772	Peugeot (2)	253,329
15,516	Plastic Omnium	492,220
30,274	Publicis Groupe	2,254,177
7,352	Renault	643,182
28,537	Sanofi	2,429,529
20,650	Societe Generale	705,418
1,102	Sword Group	29,384
2,360	Technip	131,727
39,059	Total	1,867,251
6,933	Vinci	526,224
		18,190,883
	Gabon — 0.0%
272	Total Gabon	39,396

	Germany — 3.6%
2,782	Amadeus Fire	212,153
23,024	BASF	1,808,560

Shares		Value $

21,231	Bayer	2,283,914
1,505	Bijou Brigitte	96,985
31,671	Commerzbank	208,768
13,973	Covestro (4)	652,683
17,885	Deutsche Bank	240,446
10,555	Deutsche EuroShop	500,520
15,118	Deutsche Lufthansa	179,668
2,829	GFK	108,454
15,589	Hamburger Hafen und Logistik	249,142
13,752	HUGO BOSS	815,634
630	Leifheit	40,781
2,616	Muenchener Rueckversicherungs-Gesellschaft in Muenchen	436,365
15,264	Siemens	1,657,376
26,397	Software	1,064,497
19,441	STADA Arzneimittel	1,049,264
3,582	STO & KGaA	429,303
21,814	Takkt	523,736
		12,558,249
	Greece — 0.1%
14,539	JUMBO	171,812
6,500	Metka Industrial - Construction	53,194
13,297	OPAP	106,293
		331,299
	Guernsey — 0.1%
24,762	Tetragon Financial Group	246,729

	Hong Kong — 4.8%
606,000	Allied Properties HK	123,412
32,000	AMVIG Holdings	11,301
221,016	Asian Citrus Holdings (2)	18,281
154,000	Belle International Holdings	101,828
384,000	BOC Hong Kong Holdings	1,259,641
240,000	Champion REIT	138,585
922,000	Champion Technology Holdings	12,597
450,000	China BlueChemical	89,903
36,000	China Lilang	23,201
198,500	China Mobile	2,447,222
148,000	China Overseas Land & Investment	486,440
148,000	CIMC Enric Holdings	58,754
488,000	CNOOC	583,708
810,000	CSI Properties	30,799
120,000	Dah Sing Banking Group	224,582
48,000	Dah Sing Financial Holdings	321,716
79,000	Dan Form Holdings	19,754
13,000	Dickson Concepts International	4,457
285,000	Emperor Entertainment Hotel	65,755
460,000	Geely Automobile Holdings	302,382
424,000	Giordano International	222,427
23,000	Goldlion Holdings	8,983
1,002,000	Guangdong Investment	1,536,889
123,000	Hang Lung Properties	266,344
72,000	Hang Seng Bank	1,285,317
6,811	Hanison Construction Holdings	1,097
50,561	Henderson Land Development	301,082
76,600	Hongkong Land Holdings	490,087
87,000	Hopewell Holdings	288,752
278,000	Huabao International Holdings	99,613
106,000	Hysan Development	487,755
73,000	Kerry Properties	199,474
588,000	Kunlun Energy	444,123
501,000	Lai Sun Development	9,041
160,000	Lifestyle China Group (2)	31,965
160,000	Lifestyle International Holdings	225,614
60,000	NWS Holdings	98,061
125,000	Peak Sport Products	38,507
63,000	Prosperity REIT	28,096
26,300	Qinqin Foodstuffs Group Cayman (2)	9,729
446,000	Real Nutriceutical Group	41,390
402,000	Sa Sa International Holdings	175,134
370,000	Shenguan Holdings Group	30,522
254,000	Sino Land	453,104
91,000	Sitoy Group Holdings	29,792
184,000	SmarTone Telecommunications Holdings	327,758
20,000	Soundwill Holdings	31,656
28,000	Sun Hung Kai Properties	400,598
146,000	Sunlight REIT	89,199
32,500	Swire Pacific Class A	388,321
218,200	Swire Properties	607,486
41,000	TAI Cheung Holdings	33,927
23,000	Television Broadcasts	77,967
126,000	Texwinca Holdings	99,067
144,000	Wharf Holdings	992,060
135,000	Wheelock	722,991
28,000	Yuexiu Transport Infrastructure	18,586
		16,916,832
	Hungary — 0.3%
7,501	MOL Hungarian Oil & Gas	470,306
15,016	OTP Bank	365,695
16,387	Wizz Air Holdings (2)(4)	335,938
		1,171,939
	India — 0.2%
23,180	GAIL India GDR	792,622

	Indonesia — 0.6%
451,700	Bank Negara Indonesia Persero	184,494
1,206,600	Bank Pembangunan Daerah Jawa Timur	53,889
615,700	Bank Rakyat Indonesia Persero	541,737

Shares		Value $

1,837,000	Panin Financial (2)	29,732
728,500	Semen Indonesia Persero	521,410
226,700	United Tractors	272,590
2,107,500	Vale Indonesia (2)	411,894
		2,015,746
	Ireland — 0.4%
103,426	C&C Group	416,734
52,140	Experian	1,019,200
3,548	Irish Bank Resolution (1)(2)(3)	—
		1,435,934
	Israel — 1.8%
4,471	Babylon (1)(2)	2,769
119,192	Bank Hapoalim (1)	607,597
247,874	Bezeq Israeli Telecommunication (1)	491,942
1,016	Formula Systems 1985 (1)	38,483
73,790	Israel Chemicals (1)	297,192
15,080	Matrix IT (1)	105,045
17,400	Taro Pharmaceutical Industries (2)	2,435,304
46,400	Teva Pharmaceutical Industries ADR	2,482,400
		6,460,732
	Italy — 0.8%
11,242	ACEA	156,479
65,372	Ascopiave	206,103
17,734	Autostrada Torino-Milano	197,871
24,327	Azimut Holding (2)	382,400
5,571	Banca Generali	115,101
129,089	Banca Mediolanum	946,754
13,864	Banca Popolare dell’Etruria e del Lazio SC (1)(2)(3)	—
75,212	Mediobanca	526,808
37,577	Societa Cattolica di Assicurazioni	264,881
3,361	Vittoria Assicurazioni	34,382
		2,830,779
	Japan — 18.2%
33,000	Achilles	45,602
11,400	ADEKA	153,065
7,400	Aica Kogyo	181,673
800	Aichi Bank	40,613
13,000	Aichi Steel	65,615
7,900	Ajis	463,772
2,300	Alpine Electronics	25,314
26,900	Amano	440,007
3,400	Amiyaki Tei	135,787
2,600	Amuse	51,727
202,000	Aozora Bank	750,311
2,200	Arc Land Sakamoto	24,731
3,300	Asahi Broadcasting	20,343
17,000	Asahi Holdings	292,733
73,000	Asahi Kasei	560,119
125,200	Astellas Pharma	2,112,332
19,000	Atsugi	20,297
56,000	Awa Bank	347,959
6,000	Bandai Namco Holdings	160,945
3,000	Bando Chemical Industries	14,936
72,000	Bank of Kyoto	493,242
28,100	BML	1,354,947
34,600	Bridgestone	1,221,097
23,100	Brother Industries	267,823
12,000	Bunka Shutter	99,848
300	C Uyemura	13,231
31,000	Calsonic Kansei	243,965
12,700	Canon	365,311
1,000	Central Automotive Products	8,820
11,300	Central Japan Railway	2,128,544
6,100	Chiyoda Integre	124,947
2,100	Chori	31,798
11,000	Chugoku Marine Paints	75,141
2,200	Cleanup	17,723
6,200	Comture	205,684
3,300	CONEXIO	49,192
3,100	Corona Class A	31,293
3,900	CTS	30,540
45,300	Daicel	516,776
13,000	Daiichi Jitsugyo	62,812
44,200	Daiichikosho	2,040,300
1,800	Dainichi	11,043
11,000	Daiwa Industries	101,122
12,300	Denso	487,733
49,000	Dexerials	400,510
23,300	DTS	465,840
38,000	Dynam Japan Holdings	59,951
8,700	Eagle Industry	112,209
6,000	Eidai	25,579
3,300	Enplas	93,727
112,900	F@N Communications	923,913
7,100	FamilyMart	421,679
53,900	Fuji Heavy Industries	2,120,924
2,400	Fuji Kosan	10,044
8,400	Fujikura Kasei	49,806
7,200	Fujimori Kogyo	156,088
1,600	Fujishoji	16,967
2,800	Fujitsu Frontech	27,743
10,000	Fujitsu General	236,683
1,100	FuKoKu	8,301
1,200	Fukuda Denshi	73,151
8,400	Fukushima Industries	289,783
11,100	Fuso Chemical	177,104
14,400	Future	115,443
2,400	Gendai Agency	12,325
11,600	Geo	169,393
17,800	Gree	90,714
54,000	Hachijuni Bank	256,677

Shares		Value $

2,000	Hagihara Industries	50,081
10,900	Hazama Ando	67,835
9,000	Heiwa	186,465
2,800	HI-LEX	74,257
15,300	Hino Motors	163,294
1,600	Hirano Tecseed	16,920
26,000	Hitachi Metals	293,801
33,100	Hoya	1,192,164
10,500	Imasen Electric Industrial	95,600
6,000	Inaba Denki Sangyo	221,101
296,400	Inpex	2,372,130
32,300	Isuzu Motors	427,037
14,000	Iwatsu Electric	9,193
68,000	Iyo Bank	445,847
8,100	Japan Airlines	253,713
14,500	Japan Digital Laboratory	201,651
3,900	Japan Foundation Engineering	14,257
29,100	Japan Petroleum Exploration	611,461
59,300	Japan Post Bank	733,440
1,900	JCU	62,287
27,700	JSR	384,138
38,800	Kaken Pharmaceutical	2,597,187
6,200	Kanamoto	130,702
2,500	Kanematsu Electronics	47,508
4,300	Kato Sangyo	104,471
82,200	KDDI	2,533,631
8,000	Keihanshin Building	40,300
12,300	Keihin	196,250
22,800	Kimoto	38,434
2,000	Koatsu Gas Kogyo	13,133
18,200	Konica Minolta Holdings	149,117
15,200	Konishi	200,363
19,000	Kyodo Printing	61,449
16,100	KYORIN Holdings	348,871
13,200	Kyowa Exeo	173,611
4,300	Lasertec	61,022
34,500	Lawson	2,674,523
7,800	Lintec	167,184
23,000	Maeda Road Construction	439,780
900	Maezawa Kyuso Industries	12,349
19,000	Mazda Motor	288,161
2,900	Meiko Network Japan	31,179
9,000	Meisei Industrial	43,661
1,900	Melco Holdings	54,541
9,900	Mirait Holdings	106,243
3,100	Mitani	96,006
1,300	Mitani Sekisan	26,794
51,000	Mitsubishi Electric	608,541
68,400	Mitsubishi Motors	323,113
55,900	Mitsubishi UFJ Financial Group	285,978
14,000	Mitsuboshi Belting	118,410
2,800	Mitsui High-Tec	19,676
21,000	Mitsui Sugar	105,376
4,100	Mixi	148,273
5,500	Mochida Pharmaceutical	423,139
18,500	MTI	124,742
15,700	Namura Shipbuilding	90,475
2,600	Natoco	22,322
11,600	Neturen	90,722
25,500	Nexon	384,868
32,100	NHK Spring	285,655
4,000	Nichireki	27,873
8,360	Nichirin	112,739
40,700	Nihon Parkerizing	497,407
23,700	Nikon	339,351
51,000	Nippon Electric Glass	234,919
13,700	Nippon Gas	328,016
6,000	Nippon Hume	37,987
44,000	Nippon Kayaku	460,979
7,000	Nippon Pillar Packing	73,269
29,000	Nippon Road	120,508
23,900	Nippon Telegraph & Telephone	1,143,293
11,400	Nissan Shatai	116,084
28,900	Nissin Kogyo	434,201
600	Nissin Sugar	8,144
11,900	Nitto Kogyo	165,377
20,000	NOF	174,842
21,900	NOK	425,186
55,100	Nomura Holdings	253,373
91,800	NTT DoCoMo	2,473,701
1,000	NuFlare Technology	48,219
37,800	ORIX	542,355
267,000	Osaka Gas	1,089,091
2,000	Pack	55,785
46,700	Press Kogyo	174,836
11,000	Riken	38,487
3,800	Roland DG	79,847
9,000	Sakai Chemical Industry	24,786
45,000	San-In Godo Bank	351,497
20,000	Sanko Metal Industrial	57,235
2,000	Sansha Electric Manufacturing	9,409
12,000	Sanyo Denki	57,392
51,100	Sekisui Chemical	755,720
11,000	Sekisui Jushi	181,546
17,000	Shikoku Chemicals	156,280
19,000	Shin-Etsu Polymer	122,340
4,100	Shinko Plantech	30,056
98,000	Shinsei Bank	149,831
32,000	Shizuoka Bank	241,486
19,000	Shizuoka Gas	144,127
29,600	Showa	174,058
4,600	Sinko Industries	53,693
9,400	Sintokogio	75,082
3,600	SNT	19,017

Shares		Value $

53,700	Sony Financial Holdings	688,914
3,200	SRA Holdings	69,278
6,400	St. Marc Holdings	194,443
5,200	Sumitomo Densetsu	59,270
4,600	Sumitomo Forestry	65,595
32,000	Sumitomo Metal Mining	389,984
20,200	Sumitomo Mitsui Financial Group	654,889
22,800	Sumitomo Rubber Industries	327,135
3,000	Suncall	13,760
10,300	Suzuki Motor	321,815
28,500	T&D Holdings	297,890
1,200	T&K Toka	10,867
19,300	Tabuchi Electric	68,473
20,000	Tadano	196,991
21,000	Takara Standard	203,342
7,600	Tamron	111,652
8,000	Tayca	41,006
2,300	Techno Medica	35,525
1,500	TKC	42,971
19,300	Toagosei	195,960
2,600	Tocalo	51,855
10,000	Togami Electric Manufacturing	39,986
1,800	Tokai	61,655
2,030	Token	171,098
140,000	Tokyo Gas	602,342
4,600	Tokyo Seimitsu	110,047
4,900	Toppan Forms	54,842
27,100	Toshiba Plant Systems & Services	482,055
15,000	Toyo Kohan	37,340
9,300	Toyo Machinery & Metal	31,992
14,500	Toyoda Gosei	320,738
15,100	Toyota Boshoku	353,248
5,300	Toyota Industries	242,833
7,500	TPR	162,150
21,100	TS Tech	490,097
6,700	Unipres	111,037
3,100	Utoc	9,570
22,100	Wakita	150,098
2,000	Yamanashi Chuo Bank	8,428
22,900	Yamazen	199,072
1,000	Yellow Hat	23,129
3,000	Yodogawa Steel Works	78,943
18,700	Yorozu	295,615
3,600	Yuasa Trading	79,914
		63,967,067
	Kazakhstan — 0.0%
20,279	KCell JSC GDR	68,949

	Luxembourg — 0.0%
1,958	RTL Group	166,893

	Malaysia — 0.4%
48,400	AFFIN Holdings	25,327
158,200	AMMB Holdings	167,119
100,480	Berjaya Sports Toto	80,966
74,700	British American Tobacco Malaysia	905,833
8,900	Carlsberg Brewery Malaysia	31,398
35,200	Lingkaran Trans Kota Holdings	51,540
91,700	Padini Holdings	59,699
		1,321,882
	Malta — 0.0%
22,416	BGP Holdings (1)(2)(3)	1,477

	Mexico — 0.4%
97,000	Alpek Class A	172,065
14,900	Industrias Bachoco	64,543
580,836	Kimberly-Clark de Mexico Class A	1,312,844
50,800	Urbi Desarrollos Urbanos (1)(2)(3)	—
		1,549,452
	Netherlands — 1.4%
18,625	Aegon	75,920
39,561	Arcadis	529,647
8,632	BE Semiconductor Industries	256,417
90,348	BinckBank	504,442
26,804	Boskalis Westminster	984,716
8,195	NN Group	221,035
2,906	SNS Reaal (1)(2)(3)	—
53,772	Unilever	2,490,964
		5,063,141
	New Zealand — 0.2%
66,740	Sky Network Television	235,696
161,717	Trade Me Group	597,315
		833,011
	Norway — 2.0%
78,836	Aker Solutions	328,999
9,066	Atea	94,828
28,838	Fred Olsen Energy (2)	56,397
244,051	Kvaerner	229,381
101,852	Norsk Hydro	434,949
20,099	Salmar	625,328
126,285	Statoil	1,987,715
115,342	Telenor	1,926,206
23,048	TGS Nopec Geophysical	382,715
27,270	Yara International	886,574
		6,953,092
	Peru — 0.1%
32,100	Cia de Minas Buenaventura ADR (2)	470,265

Shares		Value $

	Philippines — 0.1%
3,090,000	Global Ferronickel Holdings (2)	57,064
285,200	Manila Water	157,099
1,207,200	Nickel Asia	146,576
		360,739
	Poland — 0.8%
7,316	Kernel Holding	116,023
27,190	KGHM Polska Miedz	548,070
889,045	Polskie Gornictwo Naftowe i Gazownictwo	1,234,246
137,127	Powszechna Kasa Oszczednosci Bank Polski	837,492
		2,735,831
	Portugal — 0.1%
67,326	Altri SGPS	260,889

	Russia — 1.0%
153,223	Gazprom PAO ADR	629,747
24,375	LUKOIL ADR	1,059,289
45,409	MMC Norilsk Nickel PJSC ADR	668,420
27,400	Mobile TeleSystems ADR	243,586
110,930	Surgutneftegas OAO ADR	518,043
13,385	Tatneft PJSC ADR	384,417
		3,503,502
	Singapore — 2.3%
14,100	Boustead Projects (2)	6,468
47,000	Boustead Singapore	28,045
226,600	Cache Logistics Trust REIT	146,199
127,500	Cambridge Industrial Trust REIT	52,305
287,500	CapitaLand Commercial Trust REIT	322,732
151,700	CapitaLand Mall Trust REIT	242,141
115,000	CapitaLand Retail China Trust REIT	130,808
40,000	First REIT	38,786
2,200	Haw Par	15,031
11,000	Jardine Cycle & Carriage	321,869
401,100	M1	783,831
639,300	Mapletree Greater China Commercial Trust REIT	512,603
525,300	Mapletree Industrial Trust REIT	709,177
19,000	Metro Holdings	14,597
69,300	Oversea-Chinese Banking	444,529
346,400	SATS	1,129,088
741,800	Singapore Telecommunications	2,312,765
48,750	UMS Holdings	21,635
37,400	United Overseas Bank	507,705
49,000	UOL Group	210,882
74,300	Wing Tai Holdings	96,429
		8,047,625
	South Africa — 3.2%
65,890	AECI	448,515
14,537	Astral Foods	126,716
60,802	AVI	392,987
298,065	FirstRand	1,043,348
60,100	Harmony Gold Mining ADR	274,657
76,492	Kumba Iron Ore	746,722
15,860	Lewis Group	49,701
57,146	Liberty Holdings	504,305
446,350	Life Healthcare Group Holdings	1,213,847
329,611	MMI Holdings	549,935
119,479	MTN Group	1,207,421
24,110	Reunert	108,555
100,468	RMB Holdings	450,183
146,846	SA Corporate Real Estate Fund REIT	59,135
167,219	Sanlam	787,834
5,603	Santam	94,048
25,798	Sasol	685,295
187,000	Truworths International	1,202,593
103,423	Vodacom Group	1,199,018
3,806	Wilson Bayly Holmes-Ovcon	32,765
		11,177,580
	South Korea — 2.4%
490	Daechang Forging	18,263
240	Dongil Industries	15,469
2,098	Dongyang E&P	25,660
5,220	e-LITECOM	55,921
4,600	Eugene Technology	78,436
482	GS Home Shopping	73,194
13,648	Hankook Tire	660,377
1,096	Hy-Lok	22,064
1,427	Hyundai Home Shopping Network	154,783
7,810	Hyundai Hy Communications & Network	26,669
2,497	Hyundai Mobis	568,437
1,183	INTOPS	21,069
1,950	Kangnam Jevisco	64,933
10,600	KB Financial Group	333,098
13,989	KT&G	1,511,109
2,473	LG Chem	537,585
677	Lotte Chemical	183,430
100	Mi Chang Oil Industrial	8,079
358	Samchully	34,038
2,856	Sammok S-Form	41,687
1,228	Samsung Electronics	1,687,178
520	Sebang	7,428
2,829	Sebang Global Battery	97,613
630	Sewon Precision Industry (2)	10,377
20,318	Shinhan Financial Group	724,639
4,058	Silicon Works	114,478
5,464	SK Telecom	1,121,921

Shares		Value $

2,027	Soulbrain	117,623
4,700	Yoosung Enterprise	16,742
1,493	Youngone Holdings	80,771
		8,413,071
	Spain — 0.6%
825	Caja de Ahorros del Mediterraneo (1)(2)(3)	—
29,130	Cia de Distribucion Integral Logista Holdings	702,970
25,895	Grupo Catalana Occidente	727,822
50,652	Mapfre	124,131
41,088	Repsol	517,935
		2,072,858
	Sweden — 3.9%
154,895	Alfa Laval	2,441,900
40,836	Atlas Copco Class A	1,146,768
88,182	Axfood	1,584,947
7,015	B&B Tools Class B	135,266
59,939	Boliden	1,318,280
15,406	Clas Ohlson Class B	257,007
14,040	Hennes & Mauritz Class B	424,137
40,106	Intrum Justitia	1,287,029
24,837	Skanska Class B Shares	527,971
73,029	SKF Class B	1,157,267
49,797	Swedish Match	1,816,249
262,225	Telia	1,196,668
60,025	Tethys Oil	394,578
		13,688,067
	Switzerland — 4.5%
87,099	ABB	1,851,258
17,670	Adecco Group	969,918
1,209	Baloise Holding	136,218
1,891	Bucher Industries	469,628
1,264	Burkhalter Holding	175,541
13,342	Kuehne + Nagel International	1,872,175
28	Metall Zug	82,336
20,673	Nestle	1,657,338
25,754	Novartis	2,133,766
10,043	Roche Holding	2,564,633
352	SGS	779,034
1,468	Swatch Group	384,873
19,079	Swiss Re	1,601,400
83,718	UBS Group	1,153,153
		15,831,271
	Taiwan — 4.9%
10,000	104	42,289
71,000	Ardentec	46,484
14,000	Aten International	35,962
52,000	Audix	58,641
47,000	Casetek Holdings	189,190
111,000	Cheng Shin Rubber Industry	231,576
102,000	Chicony Electronics	252,100
167,600	Chimei Materials Technology	81,115
503,672	China Life Insurance	415,743
106,000	China Motor	80,190
553,000	Chunghwa Telecom	1,966,153
39,000	Cleanaway	211,963
27,000	CviLux	21,398
76,420	Cyberlink	168,769
40,000	Draytek	38,029
34,000	Dynacolor	48,194
24,000	Elite Advanced Laser	95,104
133,000	Everlight Electronics	216,230
764,000	Far EasTone Telecommunications	1,754,259
24,000	Feng Hsin Steel	31,614
20,829	FLEXium Interconnect	55,460
22,000	Flytech Technology	74,084
44,000	Foxconn Technology	106,544
15,000	Global Mixed Mode Technology	30,636
141,000	Greatek Electronics	173,142
54,000	Hanpin Electron	91,006
52,000	Holiday Entertainment	81,609
217,000	Hon Hai Precision Industry	597,510
228,000	Inventec	176,769
2,000	KD Holding	11,371
153,000	King’s Town Bank	112,151
96,000	Kinsus Interconnect Technology	206,898
123,000	LCY Chemical	149,883
252,000	Lite-On Technology	377,333
65,000	Lumax International	93,459
11,000	Microlife	27,566
30,000	MIN AIK Technology	38,389
85,000	New Era Electronics	62,839
182,000	Novatek Microelectronics	638,536
30,000	Phison Electronics	248,097
40,000	Polytronics Technology	69,918
143,000	President Chain Store	1,160,198
139,000	Quanta Computer	282,589
3,841	Raydium Semiconductor	7,520
131,470	Realtek Semiconductor	475,669
47,000	Shin Zu Shing	159,008
78,000	Simplo Technology	274,880
61,676	Sinmag Equipment	232,809
32,000	Sirtec International	38,593
59,000	Sonix Technology	65,057
11,000	St. Shine Optical	265,670
93,000	Taiwan Mobile	320,459
69,000	Taiwan Semiconductor	83,216
91,900	Taiwan Semiconductor Manufacturing ADR	2,552,982
48,000	Taiwan Shin Kong Security	62,701
93,302	Test Research	123,339

Shares		Value $

32,000	Thinking Electronic Industrial	51,524
202,000	Transcend Information	605,563
130,000	Tripod Technology	265,921
94,000	TXC	127,206
42,000	United Integrated Services	62,757
172,000	Vanguard International Semiconductor	311,424
84,821	Win Semiconductors	155,437
40,000	Yageo	68,164
50,000	Zippy Technology	56,151
		17,217,040
	Thailand — 1.8%
149,500	Advanced Info Service NVDR	764,025
154,400	Bangkok Bank NVDR	755,820
147,200	BEC World NVDR	104,388
7,400	Delta Electronics Thai	15,138
42,300	Delta Electronics Thai NVDR	86,531
210,800	Hana Microelectronics NVDR	175,515
352,400	LPN Development NVDR	132,542
357,300	Pruksa Real Estate NVDR	282,106
6,100	PTT	57,795
121,500	PTT NVDR	1,151,163
5,500	PTT Exploration & Production	13,028
552,200	PTT Exploration & Production NVDR	1,307,967
47,100	Ratchaburi Electricity Generating Holding NVDR	69,981
66,200	Siam Cement NVDR	969,337
105,800	Siam Commercial Bank NVDR	481,461
66,600	Thai Vegetable Oil NVDR	58,320
		6,425,117
	Turkey — 0.4%
126,900	Adana Cimento Sanayii Class C	26,336
7,670	Akcansa Cimento	34,172
101,625	Enka Insaat ve Sanayi	149,676
104,355	Eregli Demir ve Celik Fabrikalari	158,587
22,963	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim (2)	6,226
100,122	Koza Altin Isletmeleri (2)	339,499
172,821	Soda Sanayii	236,602
25,826	TAV Havalimanlari Holding	94,575
105,622	Turk Telekomunikasyon	213,546
		1,259,219
	United Kingdom — 16.0%
22,648	Acacia Mining	167,702
33,025	Admiral Group	945,819
142,962	Ashmore Group	630,047
12,746	AstraZeneca	851,533
294,355	Barclays	602,072
68,744	Barratt Developments	398,035
114,531	Beazley	600,697
17,062	Bellway	473,292
22,782	Berendsen	385,027
111,002	BHP Billiton	1,387,819
138,650	BP	783,255
161,016	Brewin Dolphin Holdings	538,496
35,272	Britvic	291,755
96,895	Burberry Group	1,692,713
90,406	Cairn Energy (2)	214,289
106,410	Capita	1,351,953
50,836	Chesnara	210,415
48,958	Close Brothers Group	816,399
17,301	Computacenter	187,298
29,019	Dart Group	186,265
69,621	Debenhams	51,644
8,910	Derwent London REIT	335,127
81,054	Diageo	2,318,127
172,211	Direct Line Insurance Group	798,151
69,343	Dunelm Group	780,063
62,962	Essentra	404,137
29,212	Gem Diamonds	50,742
167,362	GKN	641,008
25,886	Go-Ahead Group	626,252
196,371	Halfords Group	916,103
76,011	Highland Gold Mining	143,351
275,503	HSBC Holdings	1,805,208
198,400	HSBC Holdings (Hong Kong Shares)	1,292,679
120,574	IMI	1,710,632
12,757	Imperial Brands	672,545
25,901	Inchcape	231,039
318,805	Indivior	1,249,314
132,250	Informa	1,249,689
45,335	Investec	269,694
50,798	ITE Group	110,087
14,216	Jardine Lloyd Thompson Group	184,379
103,677	John Wood Group	904,910
59,040	Johnson Matthey	2,559,754
80,703	Jupiter Fund Management	451,151
491,609	Legal & General Group	1,338,327
26,935	Lonmin (2)	84,929
208,315	Meggitt	1,207,819
49,050	Melrose Industries	444,345
24,974	Millennium & Copthorne Hotels	149,394
254,937	Mitie Group	839,106
11,435	Next	760,467
8,786	Novae Group	94,592
406,876	Pan African Resources	121,158
55,113	PayPoint	719,912
24,068	Persimmon	537,357
52,756	Premier Farnell	135,451
103,638	Prudential	1,831,084
53,817	QinetiQ Group	160,041
225,033	Restaurant Group	1,054,879
51,378	Rio Tinto	1,673,729

Shares		Value $

277,526	Royal Bank of Scotland Group (2)	706,670
39,645	Royal Dutch Shell Class A	1,019,983
36,270	Royal Dutch Shell (Amsterdam Shares) Class A	939,950
27,850	Royal Dutch Shell Class B	737,900
98,817	Royal Mail	666,322
34,839	RPS Group	86,682
173,744	Senior	471,151
42,356	Sky	515,996
31,767	Smiths Group	530,992
343,230	Soco International	685,915
53,757	Softcat	247,086
60,102	Spectris	1,494,596
67,115	St. James’s Place	822,505
45,303	Standard Chartered	362,496
35,466	Subsea 7	379,371
52,445	WH Smith	1,061,255
249,773	William Hill	1,057,469
36,902	WPP	829,269
3,706	Zytronic	17,657
		56,256,522
	TOTAL COMMON STOCK (Cost $341,570,870)	345,180,838

	PREFERRED STOCK — 0.5%
	Brazil — 0.4%
53,700	Banco do Estado do Rio Grande do Sul	178,867
32,900	Cia Energetica de Sao Paulo	140,838
446,670	Itausa - Investimentos Itau	1,157,176
45,100	Vale Class A	208,364
		1,685,245
	Germany — 0.1%
97	KSB	40,993
4,537	Porsche Automobil Holding	237,743
		278,736
	TOTAL PREFERRED STOCK (Cost $2,223,632)	1,963,981
	INVESTMENT COMPANY — 0.1%
	Guernsey — 0.1%
163,008	HSBC Infrastructure (Cost $379,588)	376,454

	TOTAL INVESTMENTS — 98.6% (Cost $344,174,090)*	347,521,273
	OTHER ASSETS LESS LIABILITIES — 1.4%	4,756,105
	NET ASSETS — 100%	$352,277,378

(1)         Security is fair valued.

(2)         Denotes non-income producing security.

(3)         Security considered illiquid. On July 31, 2016 the value of the securities amounted to $1,477, representing 0.0% of the total net assets of the Fund.

(4)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $1,533,403, representing 0.4% of the net assets of the Fund.

*       At July 31, 2016, the tax basis cost of the Fund’s investments was $344,174,090, and the unrealized appreciation and depreciation were $26,478,716 and $(23,131,533), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
HSBC	08/24/16	ZAR	56,394,800	USD	3,917,941	$(126,503)
JPMorgan	08/24/16	GBP	6,489,033	USD	8,407,795	(183,128)
JPMorgan	08/24/16	JPY	80,658,000	USD	761,281	(29,817)
JPMorgan	08/24/16	TRY	5,516,000	USD	1,795,358	(41,286)
Royal Bank of Canada	08/24/16	GBP	1,482,700	USD	1,972,442	9,474
State Street	08/24/16	USD	2,455,929	GBP	1,832,400	(29,989)
UBS Securities	08/24/16	JPY	469,872,000	USD	4,416,580	(191,953)
						$(593,202)

ADR — American Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JSC — Joint Stock Company

JPY — Japanese Yen

NVDR — Non-Voting Depository Receipt

PJSC — Private Joint Stock Company

REIT — Real Estate Investment Trust

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Cap Equity Fund

Schedule of Investments

July 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 89.7%
	Brazil — 4.3%
18,900	BTG Pactual Group	99,152
1,000	CETIP - Mercados Organizados	13,416
1,700	Cia de Saneamento de Minas Gerais-COPASA	17,302
12,261	Cia Energetica de Minas Gerais ADR	33,963
5,100	Cia Hering	29,067
2,600	Cia Paranaense de Energia ADR	25,740
500	Embraer ADR	9,135
2,400	Energias do Brasil	10,644
11,523	Engie Brasil Energia	151,856
5,600	Eternit	2,919
7,801	Ez Tec Empreendimentos e Participacoes	43,283
3,600	Gerdau ADR	8,496
2,700	Grendene	14,223
5,000	Mahle-Metal Leve	41,281
3,700	Multiplus	49,205
4,300	Natura Cosmeticos	44,984
4,200	Petroleo Brasileiro ADR (1)	36,456
13,300	QGEP Participacoes	24,611
15,700	Qualicorp	103,379
5,500	Smiles	88,613
14,600	Transmissora Alianca de Energia Eletrica	116,443
11,200	Vale	64,249
		1,028,417
	Chile — 1.1%
3,137	Empresas CMPC	6,582
16,000	Enersis ADR	138,880
8,500	Enersis Chile ADR	48,790
2,400	Sociedad Quimica y Minera de Chile ADR	59,472
		253,724
	China — 13.5%
4,900	51job ADR (1)	155,918
1,500	AAC Technologies Holdings	13,998
55,000	Agricultural Bank of China Class H	20,204
1,200	Alibaba Group Holding ADR (1)	98,976
45,500	Anhui Conch Cement Class H	119,345
2,189	Autohome ADR (1)	47,501
480,000	Bank of China Class H	197,360
23,000	Changshouhua Food	10,050
1,400	Changyou.com ADR (1)	27,650
92,000	China Child Care	5,455
248,000	China Construction Bank Class H	166,220
108,000	China Creative Global Holdings	8,770
90,000	China Life Insurance Class H	205,094
322,000	China Lumena New Materials (1)(2)(3)	—
28,400	China Pacific Insurance Group Class H	100,299
130,000	China Petroleum & Chemical Class H	92,326
33,500	China Shenhua Energy Class H	63,991
91,000	China Shineway Pharmaceutical Group	96,062
90,000	Consun Pharmaceutical Group	44,661
134,000	Dongfeng Motor Group Class H	165,289
137,500	Great Wall Motor Class H	142,668
62,000	Haitian International Holdings	103,887
24,000	Hengan International Group	201,691
395,000	Industrial & Commercial Bank of China Class H	223,506
70,000	Jiangsu Expressway Class H	98,886
88,000	Pacific Online	22,799
89,000	Peak Sport Products	27,417
49,500	Ping An Insurance Group of China Class H	230,963
527,000	Sihuan Pharmaceutical Holdings Group	118,871
39,500	Sinopec Engineering Group Class H	34,417
26,500	SOHO China	12,228
1,100	Sohu.com (1)	42,548
6,500	Tencent Holdings	156,250
28,000	Weichai Power Class H	33,564
55,000	Xingda International Holdings	14,178
36,000	Xinhua Winshare Publishing and Media Class H	38,281
600	Xunlei ADR (1)	3,330
80,000	Zhejiang Expressway Class H	82,594
		3,227,247
	Colombia — 0.3%
5,771	Cemex Latam Holdings (1)	23,310
5,700	Ecopetrol ADR (1)	48,735
		72,045
	Czech Republic — 0.5%
2,563	Komercni Banka	100,824
34	Philip Morris CR	18,565
		119,389
	Egypt — 0.5%
4,304	Alexandria Mineral Oils	16,955
1,944	Eastern Tobacco (2)	40,851
3,380	Egyptian International Pharmaceutical Industrial	26,073
71,256	Orascom Telecom Media And Technology Holding SAE (1)(2)	4,491
37,807	Telecom Egypt (2)	38,840
		127,210

Shares		Value $

	Greece — 0.4%
1,656	Athens Water Supply & Sewage	10,609
2,178	JUMBO	25,738
8,333	OPAP	66,612
		102,959
	Hong Kong — 7.3%
123,000	Belle International Holdings	81,330
5,000	China Animal Healthcare (2)(3)	—
202,000	China BlueChemical	40,356
91,000	China Lesso Group Holdings	51,491
33,000	China Lilang	21,267
139,000	China Medical System Holdings	204,243
18,000	China Merchants China Direct Investments	24,964
18,500	China Mobile	228,079
50,000	China Overseas Land & Investment	164,338
100,000	China Travel International Investment Hong Kong	28,356
46,000	CIMC Enric Holdings	18,261
131,000	CNOOC	156,692
4,000	COSCO Pacific	4,125
135,000	Geely Automobile Holdings	88,743
16,000	Goldlion Holdings	6,249
13,000	Goldpac Group	3,603
134,000	Guangdong Investment	205,532
12,000	Haier Electronics Group	20,107
135,000	Huabao International Holdings	48,373
200,000	Kunlun Energy	151,062
21,500	Longfor Properties	29,375
4,800	Qinqin Foodstuffs Group Cayman (1)	1,776
100,000	Real Nutriceutical Group	9,280
102,000	Shenguan Holdings Group	8,414
34,000	Shougang Fushan Resources Group	6,048
156,000	Sino Biopharmaceutical	104,155
246,000	Universal Health International Group Holding	13,159
18,000	Wasion Group Holdings	10,185
46,000	XTEP International Holdings	23,657
		1,753,220
	Hungary — 1.3%
809	MOL Hungarian Oil & Gas	50,723
6,495	OTP Bank	158,177
4,844	Richter Gedeon Nyrt	102,370
		311,270
	India — 1.2%
1,004	GAIL India GDR	34,331
14,000	Infosys ADR	230,020
1,300	Vedanta ADR	12,636
		276,987
	Indonesia — 4.1%
261,800	Aneka Tambang (1)	15,890
31,600	Astra International	18,637
114,800	Bank Central Asia	126,645
132,200	Bank Negara Indonesia Persero	53,996
636,900	Bank Pembangunan Daerah Jawa Timur	28,445
149,700	Bank Rakyat Indonesia Persero	131,717
33,500	Indocement Tunggal Prakarsa	43,670
131,400	Indofood CBP Sukses Makmur	86,272
37,700	Perusahaan Gas Negara	9,469
162,900	Semen Indonesia Persero	116,593
574,400	Telekomunikasi Indonesia Persero	185,495
75,100	United Tractors	90,302
333,500	Vale Indonesia (1)	65,180
		972,311
	Kazakhstan — 0.1%
2,436	KazMunaiGas Exploration Production JSC GDR (1)	18,806

	Malaysia — 2.0%
36,200	AFFIN Holdings	18,943
69,200	AMMB Holdings	73,101
18,985	Berjaya Sports Toto	15,298
9,400	British American Tobacco Malaysia	113,987
12,500	Carlsberg Brewery Malaysia	44,098
18,800	Heineken Malaysia	83,135
4,000	Hong Leong Financial Group	14,956
28,000	JCY International	4,093
32,600	Kossan Rubber Industries	53,339
4,700	Lingkaran Trans Kota Holdings	6,882
2,900	Malaysian Pacific Industries	5,699
10,200	Padini Holdings	6,640
28,300	Petronas Chemicals Group	45,539
3,480	Ta Ann Holdings	2,881
		488,591
	Mexico — 0.9%
19,300	Alpek Class A	34,236
1,600	Industrias Bachoco	6,931
62,300	Kimberly-Clark de Mexico Class A	140,814
12,400	Wal-Mart de Mexico	28,305
		210,286
	Morocco — 0.7%
53	Ciments du Maroc (2)(3)	6,221
12,483	Maroc Telecom	162,764
		168,985

Shares		Value $

	Peru — 0.5%
8,400	Cia de Minas Buenaventura ADR (1)	123,060

	Philippines — 0.3%
12,900	Manila Water	7,106
250,200	Nickel Asia	30,379
500	Philippine Long Distance Telephone ADR	22,535
		60,020
	Poland — 2.0%
1,414	Asseco Poland	19,438
5,224	KGHM Polska Miedz	105,301
3,686	MCI Capital (1)	10,253
151,576	Polskie Gornictwo Naftowe i Gazownictwo	210,430
22,377	Powszechna Kasa Oszczednosci Bank Polski	136,666
		482,088
	Qatar — 0.6%
4,004	Industries Qatar (2)	117,580
539	Qatar Insurance SAQ	12,034
2,169	United Development QSC (2)	11,791
		141,405
	Russia — 3.5%
1,690	Gazprom Neft PAO ADR	20,618
21,505	Gazprom PAO ADR	88,386
3,780	LUKOIL ADR	164,271
7,389	MegaFon PJSC GDR	73,003
11,353	MMC Norilsk Nickel PJSC ADR	167,116
4,200	Mobile TeleSystems ADR	37,338
29,870	Surgutneftegas OAO ADR	139,493
5,029	Tatneft PJSC ADR	144,433
600	Yandex Class A (1)	12,990
		847,648
	South Africa — 12.4%
9,628	AECI	65,538
7,906	African Rainbow Minerals	56,208
1,332	Anglo American Platinum (1)	42,221
2,695	Astral Foods	23,492
16,095	AVI	104,028
5,190	Famous Brands	51,447
70,698	FirstRand	247,472
7,700	Gold Fields ADR	47,817
5,300	Harmony Gold Mining ADR	24,221
1,494	Investec	9,003
7,208	Kumba Iron Ore	70,365
6,517	Lewis Group	20,422
15,367	Liberty Holdings	135,612
54,179	Life Healthcare Group Holdings	147,340
71,111	MMI Holdings	118,644
7,124	Mr Price Group	117,474
20,953	MTN Group	211,745
47,623	Rand Merchant Investment Holdings	151,982
5,592	Reunert	25,178
49,925	RMB Holdings	223,707
25,389	SA Corporate Real Estate Fund REIT	10,224
44,117	Sanlam	207,852
1,635	Santam	27,444
7,142	Sasol	189,719
8,296	Sibanye Gold	38,369
5,153	Tiger Brands	144,724
38,522	Truworths International	247,734
18,973	Vodacom Group	219,960
		2,979,942
	South Korea — 10.8%
464	AtlasBX	21,789
81	CJ O Shopping	11,714
2,298	CKH Food & Health (1)	5,243
332	Daihan Pharmaceutical	9,514
646	Dongyang E&P	7,901
827	e-LITECOM	8,860
307	GS Home Shopping	46,619
1,490	Hana Financial Group	36,646
4,003	Hankook Tire	193,691
654	Hyundai Home Shopping Network	70,938
820	Hyundai Mobis	186,671
535	INTOPS	9,528
308	Kangnam Jevisco	10,256
6,445	Kangwon Land	235,901
4,057	KB Financial Group	127,489
2,038	KT&G	220,147
963	LG Chem	209,338
14	LG Household & Health Care	12,598
657	Lotte Chemical	178,011
22	NAVER	13,945
325	Samsung Card	12,520
175	Samsung Electronics	240,437
368	Samsung Electronics GDR	252,632
642	Sebang Global Battery	22,152
6,379	Shinhan Financial Group	227,506
208	Silicon Works	5,868
881	SK Telecom	180,895
125	Spigen Korea	7,064
12	Taekwang Industrial	9,599

Shares		Value $

216	Youngone Holdings	11,686
		2,587,158
	Taiwan — 13.7%
9,000	Advantech	69,918
4,000	Asustek Computer	34,771
4,000	Boardtek Electronics	5,106
26,000	Cathay Financial Holding	29,198
13,000	Cheng Shin Rubber Industry	27,121
14,000	Chimei Materials Technology	6,776
132,080	China Life Insurance	109,022
57,000	Chunghwa Telecom	202,659
13,000	Cleanaway	70,654
7,000	Cyberlink	15,459
8,000	Draytek	7,606
5,000	DYNACOLOR	7,087
3,600	Elite Advanced Laser	14,266
7,000	Elite Material	15,898
83,000	Far EasTone Telecommunications	190,580
2,912	FLEXium Interconnect	7,754
12,054	Flytech Technology	40,592
2,000	Formosa Chemicals & Fibre	5,206
26,160	Foxconn Technology	63,345
42,000	Fubon Financial Holding	52,166
3,300	GeoVision	6,513
7,000	Gigabyte Technology	8,881
34,000	Greatek Electronics	41,750
3,000	Holiday Entertainment	4,708
42,000	Hon Hai Precision Industry	115,647
48,000	Inventec	37,215
3,000	KD Holding	17,057
6,000	Kenda Rubber Industrial	9,586
27,000	King’s Town Bank	19,791
20,000	Kinsus Interconnect Technology	43,104
1,000	Largan Precision	107,133
22,000	Lite-On Technology	32,942
1,000	Lotes	2,616
7,000	Lumax International	10,065
16,000	MediaTek	122,044
6,000	Microlife	15,036
4,000	MIN AIK Technology	5,119
3,000	Nan Ya Plastics	5,676
9,000	New Era Electronics	6,653
5,000	Nien Made Enterprise	52,157
59,000	Novatek Microelectronics	206,998
11,000	Phison Electronics	90,969
2,000	Polytronics Technology	3,496
2,000	Powertech Technology	5,087
26,000	President Chain Store	210,945
17,000	Quanta Computer	34,561
2,608	Raydium Semiconductor	5,106
18,000	Realtek Semiconductor	65,125
3,000	Senao Networks	16,352
5,000	Shin Zu Shing	16,916
25,000	Simplo Technology	88,103
4,784	Sinmag Equipment	18,058
8,000	Sirtec International	9,648
2,000	Sitronix Technology	6,641
2,000	St. Shine Optical	48,304
22,000	Taiwan Mobile	75,807
9,465	Taiwan Secom	27,782
45,000	Taiwan Semiconductor Manufacturing	243,163
8,200	Taiwan Semiconductor Manufacturing ADR	227,796
7,720	Test Research	10,205
12,000	Thinking Electronic Industrial	19,321
14,000	Transcend Information	41,970
29,000	Tripod Technology	59,321
24,000	TXC	32,478
21,000	Vanguard International Semiconductor	38,023
6,000	Yung Chi Paint & Varnish Manufacturing	14,247
15,000	Yungtay Engineering	20,980
5,000	Zhen Ding Technology Holding	10,259
		3,286,538
	Thailand — 5.2%
27,500	Advanced Info Service NVDR	140,540
34,200	Bangkok Bank NVDR	167,416
28,200	Central Pattana NVDR	46,555
11,500	Delta Electronics Thai	23,525
11,300	Delta Electronics Thai NVDR	23,116
58,000	Hana Microelectronics NVDR	48,292
11,800	Kasikornbank NVDR	66,911
91,600	LPN Development NVDR	34,452
44,600	Pruksa Real Estate NVDR	35,214
6,900	PTT	65,374
7,600	PTT NVDR	72,007
11,100	PTT Exploration & Production	26,292
66,600	PTT Exploration & Production NVDR	157,752
14,600	Ratchaburi Electricity Generating Holding NVDR	21,692
5,700	Siam Cement NVDR	83,462
2,500	Siam City Cement NVDR	23,902
15,900	Siam Commercial Bank NVDR	72,356
143,500	Thai Beverage	110,780
9,000	Thai Vegetable Oil NVDR	7,881
28,100	Total Access Communication NVDR	26,220
		1,253,739
	Turkey — 1.6%
1,968	Akcansa Cimento	8,768

Shares		Value $

42,726	Enka Insaat ve Sanayi	62,928
79,112	Eregli Demir ve Celik Fabrikalari	120,226
7,684	Koza Altin Isletmeleri (1)	26,055
24,806	Koza Anadolu Metal Madencilik Isletmeleri (1)	7,141
34,944	Soda Sanayii	47,841
9,257	TAV Havalimanlari Holding	33,899
8,811	Turk Telekomunikasyon	17,814
14,178	Turkcell Iletisim Hizmetleri	49,167
		373,839
	United Arab Emirates — 0.3%
12,605	Abu Dhabi Commercial Bank PJSC (2)	23,354
23,983	Dubai Islamic Bank PJSC (2)	35,246
7,328	First Gulf Bank PJSC (2)	24,088
		82,688
	United Kingdom — 0.6%
8,395	Anglo American	92,536
504	Novatek GDR	50,299
		142,835
	TOTAL COMMON STOCK (Cost $21,767,768)	21,492,407

	U.S. TREASURY OBLIGATION (4) — 2.6%
	United States Treasury Bill
635,000	0.235%, 10/27/16 (Cost $634,639)	634,607

	PREFERRED STOCK — 2.2%
	Brazil — 2.2%
26,700	Banco do Estado do Rio Grande do Sul	88,934
4,100	Eucatex Industria e Comercio	3,288
82,860	Itausa - Investimentos Itau	214,663
8,700	Metalurgica Gerdau Class A	7,245
9,000	Petroleo Brasileiro (1)	33,059
4,900	Petroleo Brasileiro Class A ADR (1)	35,721
15,000	Vale Class A	69,300
14,100	Vale Class A ADR	65,001
	TOTAL PREFERRED STOCK (Cost $539,328)	517,211

	WARRANTS (1) — 0.0%
	Malaysia — 0.0%
10,566	CB Industrial Product Holding Expires 11/06/19	947
4,950	OSK Holdings Expires 07/22/20	347
	TOTAL WARRANTS (Cost $676)	1,294
	TOTAL INVESTMENTS — 94.5% (Cost $22,942,411)*	22,645,519
	OTHER ASSETS LESS LIABILITIES — 5.5%	1,306,678
	NET ASSETS — 100%	$23,952,197

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

(3)         Security considered illiquid. On July 31, 2016 the value of the securities amounted to $6,221, representing 0.0% of the total net assets of the Fund.

(4)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $22,942,411, and the unrealized appreciation and depreciation were $2,054,265 and $(2,351,157), respectively.

The open futures contracts held by the Fund at July 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index E-MINI	86	Aug-2016	$7,815

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Currency to Deliver		Currency to Receive		(Depreciation)
HSBC	08/24/16	ZAR	10,382,080	USD	721,279	$(22,984)
JPMorgan	08/24/16	TRY	666,422	USD	216,908	(4,881)
Standard Chartered	08/24/16	USD	1,239,589	INR	83,721,836	5,074
						$(22,791)

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

INR — Indian Rupee

JSC — Joint Stock Company

NVDR — Non-Voting Depository Receipt

PJSC — Private Joint Stock Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Small Cap Fund

Schedule of Investments

July 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 95.2%
	Brazil — 3.9%
44,700	AES Tiete Energia	238,224
22,800	Energisa	144,082
40,700	Odontoprev	163,307
		545,613
	China — 14.0%
72,600	Anhui Gujing Distillery Class B	289,991
176,000	Best Pacific International Holdings	119,324
919,000	China Dongxiang Group	181,232
6,274	China Lodging Group ADR	241,109
138,000	China Shineway Pharmaceutical Group	145,677
109,000	Haitian International Holdings	182,641
11,473	Hollysys Automation Technologies (1)	224,756
323,500	Li Ning (1)	169,289
226,000	Nexteer Automotive Group	223,716
728,000	Tenwow International Holdings	204,558
		1,982,293
	Colombia — 0.8%
13,493	Grupo Nutresa	110,845

	Georgia — 2.1%
4,101	BGEO Group	148,224
37,553	Georgia Healthcare Group (1)(2)	152,081
		300,305
	Greece — 1.2%
15,133	Motor Oil Hellas Corinth Refineries	176,801

	Hong Kong — 1.8%
33,900	ASM Pacific Technology	251,899

	India — 12.3%
13,514	Apollo Hospitals Enterprise	274,759
69,235	Arvind	315,039
10,673	Container of India	238,985
511	Eicher Motors	171,344
52,557	Gateway Distriparks	206,587
9,330	Max Financial Services (1)	80,778
7,468	Pfizer	222,864
15,841	Supreme Industries	221,422
		1,731,778
	Indonesia — 3.6%
91,900	Matahari Department Store	139,795
109,300	United Tractors	131,425
847,625	XL Axiata (1)	240,081
		511,301
	Malaysia — 1.3%
87,500	Bursa Malaysia	185,082

	Mexico — 4.8%
34,387	Alsea	122,858
22,714	Grupo Aeroportuario del Pacifico Class B	223,300
33,493	Infraestructura Energetica Nova	135,169
137,227	Inmobiliaria Vesta	197,021
		678,348
	Pakistan — 1.6%
106,100	Habib Bank	220,176

	Philippines — 1.8%
1,214,500	D&L Industries	255,996

	Poland — 2.7%
2,748	CCC	125,345
6,522	UNIWHEELS	256,401
		381,746
	Russia — 6.0%
40,997	Globaltrans Investment GDR	165,218
3,120,312	Inter RAO UES PJSC	123,471
20,847	Lenta GDR (1)	156,561
12,656	Polymetal International	186,423
34,912	TCS Group Holding GDR	209,472
		841,145
	Singapore — 1.1%
135,800	First Resources	163,584

	South Korea — 9.9%
2,625	KEPCO Plant Service & Engineering	160,760
1,501	Mando	348,400
744	Medy-Tox	288,062
16,440	Nexen Tire	197,400
3,011	S-1 Class 1	272,835
15,917	Sung Kwang Bend	131,156
		1,398,613
	Sri Lanka — 1.4%
199,805	John Keells Holdings	192,953

	Taiwan — 19.1%
246,000	Aerospace Industrial Development	336,754

Shares		Value $

159,000	Chipbond Technology	216,911
91,000	Chroma ATE	229,474
222,000	CTCI	312,941
20,000	Eclat Textile	223,976
22,000	Gourmet Master	235,003
48,000	Merida Industry	221,784
18,000	Nien Made Enterprises	187,764
14,000	PChome Online	157,003
48,000	Posiflex Technology	254,863
160,000	ScinoPharm Taiwan	222,786
35,000	Toung Loong Textile Manufacturing	97,030
		2,696,289
	Thailand — 2.5%
40,100	Bumrungrad Hospital	211,840
375,300	LPN Development	141,155
		352,995
	Turkey — 0.7%
12,244	Tofas Turk Otomobil Fabrikasi	96,724

	United Arab Emirates — 2.6%
335,863	Aramex PJSC (3)	366,260
	TOTAL COMMON STOCK (Cost $11,916,336)	13,440,746

	PREFERRED STOCK — 1.6%
	Brazil — 1.6%
1,500	Alpargatas	5,366
14,400	Cia Energetica do Ceara Class A	217,573

	TOTAL PREFERRED STOCK (Cost $154,966)	222,939

	TOTAL INVESTMENTS — 96.8% (Cost $12,071,302)*	13,663,685
	OTHER ASSETS LESS LIABILITIES — 3.2%	445,332
	NET ASSETS — 100%	$14,109,017

(1)         Denotes non-income producing security.

(2)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $152,081, representing 1.1% of the net assets of the Fund.

(3)         Security is fair valued.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $12,071,302, and the unrealized appreciation and depreciation were $2,044,562 and $(452,179), respectively.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PJSC — Private Joint Stock Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Broad Tax-Aware Value Bond Fund

Schedule of Investments

July 31, 2016 (unaudited)

Principal
Amount ($)		Value $

	MUNICIPAL BONDS — 55.2%
	Arizona — 3.2%
	Salt River Project Agricultural Improvement & Power District RB, Series A
2,360,000	5.000%, 01/01/39	2,585,923
	Scottsdale Municipal Property RB
100,000	5.000%, 07/01/30	128,646
600,000	5.000%, 07/01/34	802,698
	Tucson Industrial Development
	Authority RB, FNMA (1)
1,550,000	0.440%, 07/15/31	1,550,000
		5,067,267
	California — 20.9%
	Alameda Public Financing Authority RB, Series A, FNMA (1)
1,455,000	0.450%, 05/15/35	1,455,000
	Bay Area Toll Authority RB, Series S-4
2,515,000	5.000%, 04/01/43	3,001,351
	East Side Union High School District GO, Series B, NATL
20,000	5.250%, 02/01/24	25,555
	Escondido Union High School District GO, Series C (2)
2,000,000	0.000%, 08/01/41	855,520
1,500,000	0.000%, 08/01/46	533,505
	Hacienda La Puente Unified School District GO, NATL
50,000	5.000%, 08/01/19	56,450
	Imperial Irrigation District Electric System RB, Series A
330,000	5.125%, 11/01/18 (3)	363,779
70,000	5.125%, 11/01/38	77,165
	Lancaster Redevelopment Agency Successor Agency RB, Series C, FNMA (1)
1,200,000	0.450%, 12/01/26	1,200,000
	Los Angeles County Housing Authority RB, Series C, FNMA (1)
2,000,000	0.430%, 04/15/28	2,000,000
	Los Angeles Department of Water & Power RB, Series A
75,000	5.000%, 07/01/39	82,580
	Los Angeles Department of Water & Power RB, Series Sub A-1, AMBAC
30,000	5.000%, 07/01/39	31,145
	Los Angeles Unified School District GO, Series I
60,000	5.000%, 07/01/19	67,673
	Los Angeles Unified School District GO, Series KRY
390,000	5.000%, 07/01/22	453,289
	Merced Union High School District GO, Series C (2)
1,000,000	0.000%, 08/01/34	585,510
	Metropolitan Water District of Southern California RB, Series A, NATL
100,000	5.750%, 07/01/21	116,605
	Moreno Valley Unified School District GO, NATL (2)
4,675,000	0.000%, 08/01/25	3,821,859
	Murrieta Valley Unified School District Public Financing Authority GO, Series A, NATL (2)
315,000	0.000%, 09/01/20	295,306
	North Orange County Community College District GO, Series B, NATL (2)
200,000	0.000%, 08/01/28	153,432
	Orange Redevelopment Agency Successor Agency TA
50,000	5.000%, 09/01/22	60,557
	Rialto Unified School District GO, Series A, AGM (2)
300,000	0.000%, 08/01/29	210,987
	Riverside County Transportation Commission RB, Series A
345,000	5.250%, 06/01/39	427,269
	Sacramento Municipal Utility District RB, Series A
2,580,000	5.000%, 08/15/41	3,118,214
	San Bernardino County RB, Series A, FNMA (1)
1,800,000	0.450%, 02/15/27	1,800,000
	San Diego Community College District GO
1,075,000	5.000%, 08/01/43	1,296,536
	San Diego Housing Authority RB, Series C, FNMA (1)
3,500,000	0.440%, 01/15/35	3,500,000
	San Diego Unified School District GO, Series C (2)
3,445,000	0.000%, 07/01/42	1,495,543
1,290,000	0.000%, 07/01/43	540,845

Principal
Amount ($)		Value $

	San Francisco City & County Public Utilities Commission Water RB, Series Sub A
295,000	5.000%, 11/01/41	346,929
	San Francisco City & County Public Utilities Commission Water RB, Series Sub C
1,300,000	5.000%, 11/01/41	1,528,839
	San Joaquin County Transportation Authority RB, Series A
315,000	6.000%, 03/01/36	384,571
140,000	4.000%, 03/01/19	152,236
	State Educational Facilities Authority RB
220,000	5.250%, 04/01/40	331,173
	State GO
500,000	6.000%, 11/01/39	581,710
	University of California RB, Series AI
525,000	5.000%, 05/15/38	633,092
	University of California RB, Series O
280,000	5.250%, 05/15/19 (3)	316,254
165,000	5.250%, 05/15/19 (3)	186,168
555,000	5.250%, 05/15/39	626,201
		32,712,848
	Connecticut — 0.2%
	State Health & Educational Facility Authority RB, Series A-2
320,000	5.000%, 07/01/40	344,979

	District of Columbia — 0.2%
	Water & Sewer Authority RB, Series A
230,000	5.000%, 10/01/44	277,762

	Florida — 3.9%
	Miami-Dade County Transit System Sales Surtax RB
1,840,000	5.000%, 07/01/42	2,163,693
	Miami-Dade County Water & Sewer System RB, Series A
1,945,000	5.000%, 10/01/42	2,287,106
	State Board of Administration Finance RB, Series A
1,200,000	2.638%, 07/01/21	1,244,304
	State Housing Finance RB, Series A
345,000	0.900%, 10/01/17	345,428
		6,040,531
	Georgia — 0.4%
	Metropolitan Atlanta Rapid Transit Authority RB, Series A, NATL
420,000	5.250%, 07/01/29	564,526
	State Road & Tollway Authority RB, Series B
75,000	5.000%, 10/01/21	90,970
		655,496
	Illinois — 4.2%
	Chicago Emergency Telephone System GO, NATL
135,000	5.250%, 01/01/20	145,215
	Chicago Transit Authority RB
1,145,000	5.000%, 06/01/25	1,356,836
	Chicago Wastewater Transmission RB, Series B, NATL
125,000	5.000%, 01/01/17	127,052
	Metropolitan Pier & Exposition Authority RB, Series A, NATL (2)
770,000	0.000%, 12/15/17	756,456
80,000	0.000%, 06/15/20	73,240
	Metropolitan Pier & Exposition Authority RB, Series B, AGM
330,000	5.000%, 06/15/50	358,519
1,445,000	0.000%, 06/15/46 (2)	445,797
	Metropolitan Water Reclamation District of Greater Chicago GO, Series C
390,000	5.250%, 12/01/32	505,612
	State Finance Authority RB, Series A
500,000	5.000%, 11/15/23	619,510
	State GO
2,080,000	5.000%, 06/01/19	2,251,205
		6,639,442
	Indiana — 0.2%
	State Finance Authority RB, Series A
225,000	5.000%, 12/01/19	256,912

	Louisiana — 0.2%
	State Gasoline & Fuels Tax RB, Series B
255,000	5.000%, 05/01/45	288,601

Principal
Amount ($)		Value $

	Massachusetts — 2.3%
	State Bay Transportation Authority RB, Series A
190,000	5.250%, 07/01/30	262,476
45,000	5.250%, 07/01/31	62,796
	State GO, Series B, AGM
250,000	5.250%, 09/01/24	325,732
	State GO, Series B, NATL
155,000	5.250%, 08/01/22	192,479
	State Health & Educational Facilities Authority RB, Series K
165,000	5.500%, 07/01/32	243,271
	State School Building Authority RB, Series B
2,170,000	5.000%, 10/15/41	2,569,432
		3,656,186
	Michigan — 1.2%
	Southgate Community School District GO
255,000	5.000%, 05/01/24	318,911
350,000	5.000%, 05/01/25	444,346
	State Finance Authority RB
480,000	5.000%, 08/01/23	591,269
	State Refunding Grant Anticipation RB
320,000	5.000%, 03/15/27	411,994
	Taylor GO, NATL
75,000	5.000%, 09/01/16	75,244
		1,841,764
	Minnesota — 0.2%
	University of Minnesota RB, Series A
255,000	5.000%, 12/01/19	291,470

	Missouri — 1.0%
	Jackson County RB, AMBAC (3)
245,000	5.000%, 12/01/16	248,807
	Ritenour Consolidated School District GO, Series A
75,000	5.000%, 03/01/18	80,408
	Saint Louis County Reorganized School District No. R-6 GO, Series B (3)
250,000	4.000%, 02/01/18	262,985
	Springfield Public Utility RB, NATL (3)
250,000	5.000%, 08/01/16	250,063
710,000	4.750%, 08/01/16	710,170
		1,552,433
	New Jersey — 2.6%
	Garden State Preservation Trust RB, Series A, AGM
1,430,000	5.750%, 11/01/28	1,873,143
	State Transportation Trust Fund Authority RB, Series A, AGM
685,000	5.500%, 12/15/22	820,808
	State Transportation Trust Fund Authority RB, Series B, AMBAC
100,000	5.250%, 12/15/22	116,652
	State Turnpike Authority RB, Series A
1,000,000	5.000%, 01/01/23	1,223,110
		4,033,713
	New York — 2.7%
	Metropolitan Transportation Authority RB, Series Sub B-1
610,000	5.000%, 11/15/21	737,618
	New York City Municipal Water Finance Authority RB, Series BB
465,000	5.000%, 06/15/27	519,293
	New York City Transitional Finance Authority RB, Series Sub E
970,000	4.500%, 11/01/19	1,090,978
	New York City Transitional Finance Authority RB, Series Sub F-1
1,565,000	5.000%, 02/01/34	1,881,787
		4,229,676
	North Carolina — 0.8%
	Raleigh Combined Enterprise System RB
70,000	5.000%, 03/01/20	80,739
50,000	5.000%, 03/01/21	59,477
	Wake County GO, Series C
875,000	5.000%, 03/01/24	1,118,171
		1,258,387

Principal
Amount ($)		Value $

	Ohio — 3.0%
	Cincinnati City School District GO, NATL
340,000	5.250%, 12/01/21	412,991
	State Turnpike Commission RB, Series A-2 (2)
2,500,000	0.000%, 02/15/36	1,307,275
2,355,000	0.000%, 02/15/37	1,196,081
1,680,000	0.000%, 02/15/38	823,838
1,395,000	0.000%, 02/15/41	617,957
	State University RB, Series D
5,000	5.000%, 12/01/21 (4)	6,069
5,000	5.000%, 12/01/30 (4)	7,111
110,000	5.000%, 12/01/30	149,643
5,000	5.000%, 12/01/31 (4)	7,199
120,000	5.000%, 12/01/31	165,240
		4,693,404
	Pennsylvania — 2.0%
	Hempfield School District GO (1)
3,065,000	0.881%, 08/01/25	3,055,713

	South Carolina — 1.1%
	Charleston Water & Sewer System RB (3)
75,000	5.000%, 01/01/21	88,641
	SCAGO Educational Facilities for Pickens School District RB
1,345,000	5.000%, 12/01/25	1,679,744
		1,768,385
	Tennessee — 0.2%
	Johnson City GO
250,000	4.500%, 06/01/21	275,513
	Lincoln County GO, NATL
25,000	5.250%, 04/01/18	26,835
		302,348
	Texas — 3.7%
	Dallas Area Rapid Transit RB, Series Senior Lien, AMBAC
210,000	5.250%, 12/01/30	288,704
	Fort Bend Independent School District GO, PSF-GTD
100,000	4.750%, 08/15/34	108,343
	Frisco Independent School District GO, PSF-GTD
370,000	5.000%, 08/15/41	430,132
	Frisco Independent School District GO, Series A, PSF-GTD (3)
125,000	5.000%, 08/15/17	130,892
	Harris County Flood Control District RB, Series A
25,000	5.000%, 10/01/20 (3)	29,283
20,000	5.000%, 10/01/24	23,440
	Harris County GO, Series B
100,000	5.000%, 10/01/18	109,652
	Harris County RB, Series C
330,000	5.000%, 08/15/40	367,419
	Houston Utility System RB, AGM
20,000	5.000%, 11/15/16	20,273
	Lower Colorado River Authority RB
460,000	5.000%, 05/15/22	529,087
	North East Independent School District GO, PSF-GTD
100,000	5.250%, 02/01/27	133,481
	North Texas Tollway Authority RB, Series A
5,000	6.100%, 01/01/19 (3)	5,654
685,000	6.000%, 01/01/19 (3)	773,016
160,000	6.000%, 01/01/28	179,877
525,000	5.000%, 01/01/24	653,184
	Permanent University Fund RB, Series B
480,000	5.250%, 07/01/28	652,661
	Tarrant County Housing Finance RB, FNMA (1)
500,000	0.450%, 02/15/36	500,000
	University of Texas System RB, Series B
705,000	5.000%, 08/15/22	866,360
		5,801,458
	Virginia — 0.6%
	Suffolk Redevelopment & Housing Authority RB (1)
945,000	0.460%, 12/01/19	945,000

	Washington — 0.4%
	King County Sewer RB (3)
290,000	5.000%, 01/01/19	321,045

Principal
Amount ($)		Value $

	Snohomish County School District No. 15 Edmonds GO
250,000	4.000%, 12/01/16	253,030
		574,075
	TOTAL MUNICIPAL BONDS (Cost $75,386,262)	86,287,850

	CORPORATE OBLIGATIONS — 32.0%
	Consumer Discretionary — 1.4%
	Ford Motor Credit MTN
1,216,000	4.389%, 01/08/26	1,339,722
	Time Warner
809,000	3.875%, 01/15/26	889,911
		2,229,633
	Consumer Staples — 2.4%
	Anheuser-Busch InBev Finance
1,230,000	2.650%, 02/01/21	1,275,423
	Kraft Heinz Foods (5)
398,000	5.200%, 07/15/45	482,903
	Molson Coors Brewing
949,000	2.100%, 07/15/21	962,713
	Reynolds American
256,000	5.850%, 08/15/45	337,986
182,000	5.700%, 08/15/35	229,972
	Walgreens Boots Alliance
400,000	1.750%, 05/30/18	403,605
		3,692,602
	Energy — 4.2%
	Energy Transfer Partners
791,000	5.200%, 02/01/22	844,878
	Enterprise Products Operating LLC
900,000	5.100%, 02/15/45	979,794
	Kinder Morgan Energy Partners
997,000	5.800%, 03/15/35	1,041,263
	Marathon Petroleum
1,010,000	5.000%, 09/15/54	885,297
	Noble Energy
1,845,000	3.900%, 11/15/24	1,891,679
	Plains All American Pipeline
901,000	3.600%, 11/01/24	865,233
		6,508,144
	Financials — 18.4%
	Aflac
730,000	6.450%, 08/15/40	1,002,440
	American Express Credit MTN
1,967,000	2.250%, 05/05/21	2,010,136
	American International Group
755,000	3.900%, 04/01/26	793,184
725,000	3.300%, 03/01/21	760,980
	American Tower REIT
1,199,000	3.300%, 02/15/21	1,261,941
	Bank of America
580,000	6.000%, 10/15/36	757,748
	Bank of America MTN
2,000,000	3.500%, 04/19/26	2,092,292
	Bank of Nova Scotia
2,725,000	1.650%, 06/14/19	2,740,190
	Barclays
1,183,000	4.375%, 01/12/26	1,226,803
	Citigroup
1,430,000	8.125%, 07/15/39	2,296,241
8,000	6.875%, 06/01/25	10,130
405,000	2.700%, 03/30/21	412,750
	Discover Bank
490,000	3.450%, 07/27/26	494,660
	Fifth Third Bank
1,448,000	2.250%, 06/14/21	1,477,942
	Goldman Sachs Group
422,000	2.625%, 04/25/21	430,168
	HSBC Holdings
1,345,000	2.950%, 05/25/21	1,369,619
	JPMorgan Chase
2,374,000	2.550%, 03/01/21	2,432,889
	Morgan Stanley MTN
789,000	3.875%, 01/27/26	843,814
248,000	2.500%, 04/21/21	251,148
	PNC Bank MTN
1,285,000	2.150%, 04/29/21	1,312,475
	Toronto-Dominion Bank MTN
2,312,000	1.450%, 08/13/19	2,317,459
	UBS Group Funding Jersey (5)
834,000	3.000%, 04/15/21	858,022
	Ventas Realty REIT
462,000	3.125%, 06/15/23	472,633
	Wells Fargo
1,171,000	2.500%, 03/04/21	1,202,138
		28,827,802
	Healthcare — 0.4%
	Aetna
593,000	2.800%, 06/15/23	611,276

Principal
Amount ($)		Value $

	Industrials — 1.9%
	Caterpillar Financial Services MTN
2,643,000	1.350%, 05/18/19	2,658,689
	Sydney Airport Finance (5)
252,000	3.625%, 04/28/26	264,924
		2,923,613
	Information Technology — 2.1%
	Hewlett Packard Enterprise (5)
1,031,000	3.600%, 10/15/20	1,088,431
	Oracle
2,159,000	1.900%, 09/15/21	2,167,424
		3,255,855
	Telecommunication Services — 0.8%
	AT&T
1,185,000	4.125%, 02/17/26	1,292,895

	Utilities — 0.4%
	Southern
660,000	3.250%, 07/01/26	691,661
	TOTAL CORPORATE OBLIGATIONS (Cost $46,615,513)	50,033,481

	U.S. TREASURY OBLIGATIONS (7) — 9.1%
	United States Treasury Bill (2) (6)
3,500,000	0.225%, 08/11/16	3,499,867
	United States Treasury Note
10,812,000	0.625%, 07/31/17	10,815,589
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,257,307)	14,315,456

	ASSET-BACKED SECURITIES (5) — 2.1%
	CLI Funding V, Series 2014-1A, Class A
499,349	3.290%, 06/18/29	480,738
	Cronos Containers Program I, Series 2014-2A, Class A
787,111	3.270%, 11/18/29	762,716
	Global SC Finance II, Series 2013-1A, Class A
669,600	2.980%, 04/17/28	644,522
	TAL Advantage V, Series 2014-1A, Class A
800,042	3.510%, 02/22/39	780,834
	Textainer Marine Containers III, Series 2014-1A, Class A
711,975	3.270%, 10/20/39	690,246
	TOTAL ASSET-BACKED SECURITIES (Cost $3,372,434)	3,359,056

	TOTAL INVESTMENTS — 98.4% (Cost $139,631,516)*	153,995,843

	OTHER ASSETS LESS LIABILITIES — 1.6%	2,455,632

	NET ASSETS — 100%	$156,451,475

(1)       Variable Rate Security

(2)       Zero Coupon Security

(3)       Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(4)       Escrowed to Maturity

(5)       Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $6,053,336, representing 3.9% of the net assets of the Fund.

(6)       Rate disclosed is the effective yield at time of purchase.

(7)       Security, or a portion of this security, has been pledged as collateral on open derivative positions.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $139,631,516, and the unrealized appreciation and depreciation were $14,483,800 and $(119,473), respectively.

The open futures contracts held by the Fund at July 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
U.S. 10-Year Treasury Note	(5)	Sep-2016	$(18,251)
U.S. Ultra Long Treasury Bond	(42)	Sep-2016	(482,643)
			$(500,894)

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

TA — Tax Allocation

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

July 31, 2016 (unaudited)

Principal Amount †			Value $

		FOREIGN GOVERNMENT BONDS — 52.5%
		Argentina — 3.8%
		City of Buenos Aires Argentina (1)
	755,000	7.500%, 06/01/27	790,862
		Provincia de Cordoba (1)
	1,525,000	7.125%, 06/10/21	1,540,250
			2,331,112
		Brazil — 4.9%
		Banco Nacional de Desenvolvimento Economico e Social (1)
	455,000	4.000%, 04/14/19	460,119
		Brazil Notas do Tesouro Nacional Serie F
BRL	1,895,000	10.000%, 01/01/18	564,171
BRL	1,740,000	10.000%, 01/01/19	513,196
BRL	2,605,000	10.000%, 01/01/21	751,688
BRL	1,185,000	10.000%, 01/01/23	335,470
BRL	1,240,000	10.000%, 01/01/25	347,139
			2,971,783
		Cameroon — 1.0%
		Republic of Cameroon International Bond (1)
	560,000	9.500%, 11/19/25	594,051

		Chile — 0.3%
		Chile Government International Bond
CLP	100,000,000	5.500%, 08/05/20	162,414

		Colombia — 0.9%
		Colombia Government International Bond
COP	1,971,000,000	4.375%, 03/21/23	567,385

		Costa Rica — 0.9%
		Costa Rica Government International Bond (1)
	540,000	7.000%, 04/04/44	573,075

		Ecuador — 1.6%
		Ecuador Government International Bond (1)
	555,000	10.750%, 03/28/22	554,445
	445,000	10.500%, 03/24/20	447,893
			1,002,338
		El Salvador — 0.5%
		El Salvador Government International Bond (1)
	315,000	6.375%, 01/18/27	321,300

		Ghana — 2.5%
		Republic of Ghana (1)
	575,000	10.750%, 10/14/30	627,871
	880,000	8.500%, 10/04/17	905,740
			1,533,611
		Hungary — 1.4%
		Hungary Government Bond
HUF	45,440,000	5.500%, 06/24/25	198,496
HUF	134,320,000	3.500%, 06/24/20	515,588
HUF	44,940,000	3.000%, 06/26/24	164,903
			878,987
		Indonesia — 3.8%
		Indonesia Treasury Bond
IDR	3,015,000,000	8.375%, 03/15/24	250,435
IDR	3,145,000,000	7.000%, 05/15/22	242,731
IDR	2,700,000,000	7.000%, 05/15/27	204,828
IDR	9,416,000,000	6.625%, 05/15/33	659,273
IDR	9,045,000,000	6.125%, 05/15/28	627,185
IDR	4,368,000,000	5.625%, 05/15/23	310,875
			2,295,327
		Kazakhstan — 1.0%
		Kazakhstan Government International Bond (2)
	600,000	3.875%, 10/14/24	609,000

		Lebanon — 0.9%
		Lebanon Government International Bond MTN
	50,000	5.450%, 11/28/19 (2)	49,845
	520,000	5.450%, 11/28/19	518,388
			568,233
		Malaysia — 1.9%
		Malaysia Government Bond
MYR	240,000	4.240%, 02/07/18	60,324
MYR	370,000	4.181%, 07/15/24	95,017
MYR	680,000	3.892%, 03/15/27	168,428
MYR	1,280,000	3.844%, 04/15/33	301,936
MYR	675,000	3.654%, 10/31/19	168,895
MYR	470,000	3.492%, 03/31/20	117,046
MYR	995,000	3.418%, 08/15/22	245,245
			1,156,891

Principal Amount †			Value $

		Mexico — 2.6%
		Mexican Bonos
MXN	4,295,000	8.000%, 12/07/23	259,400
MXN	10,360,000	6.500%, 06/09/22	574,468
MXN	5,795,000	5.750%, 03/05/26	305,300
		Mexico Government International Bond MTN
	415,000	4.125%, 01/21/26	451,728
			1,590,896
		Panama — 1.0%
		Panama Government International Bond
	535,000	3.875%, 03/17/28	576,463

		Peru — 2.9%
		Peru Government Bond
PEN	2,915,000	6.950%, 08/12/31	951,604
PEN	650,000	5.200%, 09/12/23	193,026
		Peruvian Government International Bond
	500,000	5.625%, 11/18/50	635,000
			1,779,630
		Philippines — 0.2%
		Philippine Government International Bond
PHP	5,000,000	4.950%, 01/15/21	114,351

		Poland — 2.4%
		Poland Government Bond
PLN	1,535,000	5.250%, 10/25/20	444,322
PLN	1,295,000	4.000%, 10/25/23	363,138
PLN	1,240,000	3.250%, 07/25/19	331,433
PLN	1,400,000	2.500%, 07/25/26	348,329
			1,487,222
		Romania — 0.7%
		Romania Government Bond
RON	930,000	5.850%, 04/26/23	278,463
RON	435,000	4.750%, 02/24/25	122,355
			400,818
		Russia — 2.1%
		Russian Federal Bond - OFZ
RUB	5,935,000	6.700%, 05/15/19	85,675
RUB	68,480,000	6.200%, 01/31/18	997,677
		Russian Foreign Bond - Eurobond (1)
	200,000	5.625%, 04/04/42	220,750
			1,304,102
		South Africa — 3.1%
		South Africa Government Bond
ZAR	7,000,000	8.250%, 09/15/17	508,193
ZAR	14,710,000	6.500%, 02/28/41	769,474
ZAR	11,635,000	6.250%, 03/31/36	612,973
			1,890,640
		Sri Lanka — 1.4%
		Sri Lanka Government International Bond
	360,000	6.825%, 07/18/26 (1)	375,679
	470,000	6.125%, 06/03/25	476,714
			852,393
		Thailand — 2.2%
		Thailand Government Bond
THB	18,945,000	3.650%, 12/17/21	598,742
THB	12,345,000	3.625%, 06/16/23	393,915
THB	11,360,000	3.580%, 12/17/27	370,861
			1,363,518
		Trinidad & Tobago — 0.5%
		Trinidad & Tobago Government International Bond (1)
	270,000	4.500%, 08/04/26	275,759

		Turkey — 5.5%
		Turkey Government Bond
TRY	760,000	8.500%, 07/10/19	250,505
TRY	1,650,000	8.500%, 09/14/22	528,009
TRY	2,335,000	7.400%, 02/05/20	740,178
TRY	400,000	7.100%, 03/08/23	118,362
		Turkey Government International Bond
	670,000	4.875%, 04/16/43	622,869
	1,100,000	4.250%, 04/14/26	1,068,952
			3,328,875
		Ukraine — 2.5%
		Ukraine Government International Bond (1)
	1,545,000	7.750%, 09/01/23	1,512,169
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $30,455,822)	32,042,343

Principal Amount †			Value $

		CORPORATE OBLIGATIONS — 44.9%
		Argentina — 1.6%
		YPF (1)
	925,000	8.500%, 07/28/25	980,500

		Brazil — 10.0%
		Banco do Brasil (1)
	280,000	6.000%, 01/22/20	298,480
		Banco do Estado do Rio Grande do Sul
	310,000	7.375%, 02/02/22	306,745
		BRF
	300,000	3.950%, 05/22/23	301,500
		GTL Trade Finance (1)
	315,000	5.893%, 04/29/24	297,281
		Itau Unibanco Holding MTN (2)
	285,000	5.650%, 03/19/22	296,400
		Marfrig Holdings Europe BV (1)
	445,000	8.000%, 06/08/23	458,350
		Minerva Luxembourg (1) (3)
	300,000	8.750%, 12/29/49	310,875
		Petrobras Global Finance BV
	960,000	8.750%, 05/23/26	1,000,512
	2,377,000	4.375%, 05/20/23	2,044,220
		Vale Overseas
	810,000	6.875%, 11/21/36	783,675
			6,098,038
		Chile — 3.8%
		Cencosud (1)
	790,000	6.625%, 02/12/45	843,397
		Empresa Electrica Angamos
	300,000	4.875%, 05/25/29	308,066
		GNL Quintero (1)
	250,000	4.634%, 07/31/29	261,671
		Nacional del Cobre de Chile (1)
	855,000	4.500%, 09/16/25	919,640
			2,332,774
		China — 4.2%
		Alibaba Group Holding
	265,000	3.600%, 11/28/24	276,085
		Bank of China MTN (2)
	200,000	3.875%, 06/30/25	215,636
		Beijing State-Owned Assets Management Hong Kong (2)
	240,000	4.125%, 05/26/25	251,043
		China Aoyuan Property Group (2)
	510,000	6.525%, 04/25/19	524,701
		CRCC Yuxiang (2)
	260,000	3.500%, 05/16/23	269,939
		Talent Yield Investments (1)
	200,000	4.500%, 04/25/22	217,901
		Times Property Holdings (2)
	275,000	11.450%, 03/05/20	315,933
		Yingde Gases Investment (1)
	560,000	8.125%, 04/22/18	516,571
			2,587,809
		Colombia — 2.5%
		Ecopetrol
	605,000	5.375%, 06/26/26	598,768
		Empresa de Telecomunicaciones de Bogota (1)
COP	1,298,000,000	7.000%, 01/17/23	312,136
		Empresas Publicas de Medellin ESP (1)
COP	751,000,000	7.625%, 09/10/24	220,008
		GrupoSura Finance (1)
	375,000	5.500%, 04/29/26	404,531
			1,535,443
		Hong Kong — 0.7%
		AIA Group MTN (1)
	200,000	4.875%, 03/11/44	234,709
		CLP Power Hong Kong Financing MTN (2)
	200,000	3.125%, 05/06/25	206,964
			441,673
		India — 0.7%
		Vedanta Resources (1)
	485,000	8.250%, 06/07/21	451,050

		Indonesia — 0.7%
		Star Energy Geothermal Wayang Windu (1)
	400,000	6.125%, 03/27/20	419,500

		Jamaica — 0.8%
		Digicel (1)
	485,000	6.750%, 03/01/23	452,020

		Kazakhstan — 0.7%
		Development Bank of Kazakhstan JSC (2)
	450,000	4.125%, 12/10/22	440,379

Principal Amount †			Value $

		Luxembourg — 0.8%
		Millicom International Cellular (2)
	450,000	6.000%, 03/15/25	465,896

		Mexico — 9.5%
		Alfa (1)
	460,000	6.875%, 03/25/44	507,656
		Cemex
	305,000	5.700%, 01/11/25	306,208
		Coca-Cola Femsa
	200,000	5.250%, 11/26/43	248,883
	200,000	3.875%, 11/26/23	218,122
		Fermaca Enterprises S de RL (1)
	773,528	6.375%, 03/30/38	794,800
		Fomento Economico Mexicano
	230,000	4.375%, 05/10/43	247,927
	230,000	2.875%, 05/10/23	231,475
		Grupo Televisa MTN
MXN	6,700,000	7.250%, 05/14/43	309,827
		Metalsa (1)
	500,000	4.900%, 04/24/23	497,500
		Mexichem
	310,000	5.875%, 09/17/44	307,194
		Petroleos Mexicanos
	845,000	6.625%, 06/15/35	877,913
	955,000	5.500%, 06/27/44	868,945
		Servicios Corporativos Javer (1)
	75,000	9.875%, 04/06/21	78,375
		Sigma Alimentos
	290,000	4.125%, 05/02/26	301,237
			5,796,062
		Morocco — 0.7%
		OCP (1)
	400,000	4.500%, 10/22/25	403,124

		Peru — 2.5%
		Banco Internacional del Peru SAA (1) (3)
	360,000	6.625%, 03/19/29	393,300
		Lima Metro Line 2 Finance (1)
	290,000	5.875%, 07/05/34	317,913
		Southern Copper
	700,000	7.500%, 07/27/35	820,855
			1,532,068
		Russia — 2.8%
		LUKOIL International Finance BV (1)
	410,000	4.563%, 04/24/23	416,662
		Mobile Telesystems Via MTS International Funding (1)
	290,000	5.000%, 05/30/23	300,150
		Sberbank of Russia Via SB Capital (2)
	415,000	5.717%, 06/16/21	444,210
		VimpelCom Holdings BV (1)
	495,000	7.504%, 03/01/22	548,465
			1,709,487
		Singapore — 0.4%
		SingTel Group Treasury MTN (2)
	200,000	3.250%, 06/30/25	213,838

		South Africa — 1.0%
		Eskom Holdings SOC (1)
	605,000	7.125%, 02/11/25	620,125

		Supra-National — 0.8%
		Eurasian Development Bank (1)
	445,000	4.767%, 09/20/22	460,597

		Venezuela — 0.7%
		Petroleos de Venezuela (1)
	1,210,000	6.000%, 11/15/26	444,675
		TOTAL CORPORATE OBLIGATIONS (Cost $26,278,152)	27,385,058
		TOTAL INVESTMENTS — 97.4% (Cost $56,733,974)*	59,427,401
		OTHER ASSETS LESS LIABILITIES — 2.6%	1,602,006
		NET ASSETS — 100%	$61,029,407

†                 In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $22,581,925, representing 37.0% of the net assets of the Fund.

(2)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $4,303,784, representing 7.1% of the net assets of the Fund.

(3)         Variable Rate Security — Rate disclosed is as of July 31, 2016.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $56,733,974, and the unrealized appreciation and depreciation were $3,362,747 and $(669,320), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	10/14/16	KRW	690,000,000	USD	601,098	$(14,713)
Barclays Capital	10/28/16	USD	608,144	MXN	11,450,000	(3,337)
BNP Paribas	09/12/16-12/16/16	ARS	16,350,000	USD	1,042,887	10,361
BNP Paribas	09/12/16-12/16/16	USD	701,998	ARS	11,850,000	39,197
Citigroup Global Markets	09/07/16	HUF	14,000,000	USD	50,942	618
Citigroup Global Markets	10/20/16	TRY	3,150,000	USD	1,018,153	(16,425)
Goldman Sachs	08/19/16	KRW	1,025,000,000	USD	864,432	(50,495)
Goldman Sachs	10/14/16	USD	1,179,635	JPY	125,000,000	49,023
HSBC	08/05/16-09/07/16	USD	1,272,474	MYR	5,200,000	3,157
HSBC	08/11/16	BRL	1,435,000	USD	391,488	(49,342)
HSBC	08/11/16	USD	399,166	BRL	1,435,000	41,665
HSBC	08/19/16	KRW	1,400,000,000	USD	1,175,483	(74,173)
HSBC	08/19/16	USD	876,882	EUR	775,000	(9,782)
HSBC	08/19/16-10/14/16	USD	2,686,928	KRW	3,115,000,000	93,465
HSBC	08/25/16-10/28/16	MXN	39,900,000	USD	2,105,042	(9,106)
HSBC	08/25/16-10/28/16	USD	1,509,065	MXN	28,450,000	276
HSBC	08/29/16	USD	538,409	ZAR	8,300,000	55,986
HSBC	08/29/16	ZAR	8,300,000	USD	542,622	(51,773)
HSBC	08/29/16-09/14/16	COP	5,415,000,000	USD	1,787,750	37,900
HSBC	08/29/16-09/14/16	USD	1,773,236	COP	5,415,000,000	(23,387)
HSBC	09/12/16	USD	196,023	THB	6,900,000	1,908
HSBC	09/27/16	HUF	453,000,000	USD	1,574,274	(54,303)
HSBC	09/27/16	PLN	9,750,000	USD	2,409,335	(89,157)
HSBC	09/27/16	USD	1,613,420	HUF	453,000,000	15,156
HSBC	09/27/16	USD	2,477,260	PLN	9,750,000	21,232
JPMorgan Securities	08/05/16	MYR	2,300,000	USD	576,066	11,202
JPMorgan Securities	08/19/16	EUR	775,000	USD	879,291	12,192
JPMorgan Securities	08/29/16	USD	627,501	ZAR	9,000,000	17,024
JPMorgan Securities	08/29/16	ZAR	9,000,000	USD	581,232	(63,293)
JPMorgan Securities	09/12/16-12/29/16	USD	802,072	ARS	13,300,000	27,350
Royal Bank of Canada	09/07/16	USD	278,000	HUF	76,500,000	(3,012)
Royal Bank of Canada	09/07/16	USD	568,318	PLN	2,200,000	(4,330)
Standard Chartered	10/14/16	JPY	125,000,000	USD	1,206,578	(22,080)
Standard Chartered	10/20/16	USD	1,000,797	TRY	3,150,000	33,781
						$(67,215)

A list of the open OTC swap agreements held by the Fund at July 31, 2016, is as follows:

Credit Default Swaps — Buy Protection

							Premiums	Over the counter	Unrealized
						Notional	Paid	swap contracts,	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Rating	Currency	Amount	(Received)	at value	(Depreciation)
Colombia Government	1.00%	Citibank	06/20/21	Baa2	USD	1,910,000	$80,128	$82,626	$2,498
Hungary Government	1.00%	Morgan Stanley	06/20/21	Ba1	USD	3,050,000	130,827	55,737	(75,090)
Japan Government	1.00%	JPMorgan	06/20/18	Aa3	USD	1,000,000	(10,661)	(18,254)	(7,593)
Poland Government	1.00%	Bank of America	06/20/21	A2	USD	2,970,000	14,806	(20,376)	(35,182)
							$215,100	$99,733	$(115,367)

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JPY— Japanese Yen

KRW — South Korean Won

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

OFZ — Federal Loan Obligations

OTC — Over the Counter

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian New Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish New Lira

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Strategic Bond Fund

Schedule of Investments

July 31, 2016 (unaudited)

Principal Amount †			Value $

		CORPORATE OBLIGATIONS — 58.2%
		Australia — 0.1%
		Sydney Airport Finance (1)
	35,000	3.625%, 04/28/26	36,795

		Belgium — 1.8%
		Anheuser-Busch InBev Finance
	150,000	3.300%, 02/01/23	158,298
		Anheuser-Busch InBev MTN (2) (3)
EUR	930,000	0.097%, 03/29/18	1,042,223
			1,200,521
		Canada — 3.0%
		Bank of Montreal (2) (3)
GBP	600,000	0.688%, 01/29/18	793,006
		Bank of Nova Scotia
	55,000	2.450%, 03/22/21	56,612
	200,000	1.650%, 06/14/19	201,115
		Bank of Nova Scotia MTN (2) (3)
GBP	750,000	0.781%, 11/02/17	991,356
			2,042,089
		China — 0.3%
		Semiconductor Manufacturing International (3) (4)
	200,000	0.000%, 11/07/18	207,975

		France — 4.7%
		BPCE (1)
	200,000	5.150%, 07/21/24	211,739
		BPCE MTN (2) (3)
GBP	500,000	1.386%, 03/06/17	662,916
		Caisse Centrale du Credit Immobilier de France MTN (3)
EUR	700,000	0.500%, 05/19/17	788,202
		Dexia Credit Local NY MTN (3)
	970,000	1.250%, 10/18/16	970,673
		SPCM (1)
	520,000	6.000%, 01/15/22	543,400
			3,176,930
		Germany — 3.2%
		BMBG Bond Finance SCA (1)
EUR	700,000	3.000%, 06/15/21	806,082
		EMD Finance LLC (1)
	66,000	2.950%, 03/19/22	68,149
		KFW
	990,000	0.875%, 04/19/18	991,246
		Schaeffler Finance BV MTN (3)
EUR	270,000	2.750%, 05/15/19	307,982
			2,173,459
		Guernsey — 0.4%
		Credit Suisse Group Funding Guernsey (1)
	250,000	3.450%, 04/16/21	254,826

		Ireland — 0.4%
		AerCap Ireland Capital
	175,000	4.500%, 05/15/21	187,469
		Allied Irish Banks MTN (2) (3)
EUR	100,000	4.125%, 11/26/25	107,461
			294,930
		Italy — 1.6%
		Enel (1) (2)
	360,000	8.750%, 09/24/73	418,050
		Telecom Italia MTN
GBP	150,000	6.375%, 06/24/19	222,820
		UniCredit MTN (2) (3)
EUR	177,000	5.750%, 10/28/25	207,211
		Wind Acquisition Finance (3)
EUR	180,000	7.000%, 04/23/21	201,196
			1,049,277
		Japan — 0.7%
		LIXIL Group (3) (4)
JPY	20,000,000	0.000%, 03/04/22	192,826
		Sony (4)
JPY	25,000,000	0.000%, 09/30/22	264,003
			456,829
		Netherlands — 1.4%
		Bank Nederlandse Gemeenten MTN (1)
	430,000	1.125%, 05/25/18	431,430
		Koninklijke KPN MTN (2) (3)
GBP	220,000	6.875%, 03/14/73	314,467
		Shell International Finance BV
	25,000	1.875%, 05/10/21	25,181
		Teva Pharmaceutical Finance Netherlands III BV
	200,000	1.400%, 07/20/18	200,755
			971,833
		Spain — 0.3%
		Bankia MTN (2) (3)
EUR	200,000	4.000%, 05/22/24	220,468

Principal Amount †			Value $

		Supra-National — 10.4%
		African Development Bank MTN
	660,000	1.000%, 05/15/19	660,823
		Asian Development Bank MTN
EUR	2,050,000	0.375%, 04/03/17	2,304,262
		Inter-American Development Bank MTN (2)
	1,800,000	0.530%, 11/26/18	1,793,904
		International Bank for Reconstruction & Development (2)
	2,220,000	0.631%, 09/30/17	2,218,712
			6,977,701
		Sweden — 1.5%
		Svensk Exportkredit MTN
	970,000	1.250%, 04/12/19	974,332

		Switzerland — 2.6%
		Credit Suisse MTN (2) (3)
EUR	800,000	0.155%, 10/16/19	895,159
		Glencore Funding LLC (1)
	200,000	2.500%, 01/15/19	197,482
		Nestle Holdings MTN (3)
	640,000	1.375%, 06/21/17	642,803
			1,735,444
		Taiwan — 0.3%
		Zhen Ding Technology Holding (3) (4)
	200,000	0.000%, 06/26/19	198,700

		United Kingdom — 2.4%
		Aviva (2)
GBP	220,000	5.902%, 07/27/49	300,840
		Aviva MTN (2) (3)
EUR	122,000	3.875%, 07/03/44	137,175
		BP Capital Markets
	35,000	1.676%, 05/03/19	35,356
		Ensco
	110,000	5.750%, 10/01/44	64,488
		Lloyds Bank MTN (2) (3)
GBP	590,000	0.752%, 01/16/17	781,028
		Royal Bank of Scotland Group (3)
EUR	300,000	5.250%, 06/29/49	318,836
			1,637,723
		United States — 23.1%
		AbbVie
	160,000	2.900%, 11/06/22	165,711
		Actavis Funding SCS
	75,000	3.800%, 03/15/25	79,845
		Aetna
	69,000	3.200%, 06/15/26	70,884
		American International Group
	10,000	3.900%, 04/01/26	10,506
	44,000	3.300%, 03/01/21	46,184
		American Tower REIT
	160,000	3.500%, 01/31/23	166,733
		Apple
	35,000	3.250%, 02/23/26	37,486
	480,000	1.000%, 05/03/18	480,977
		AT&T
	175,000	3.600%, 02/17/23	186,143
		Bank of America MTN
	200,000	4.450%, 03/03/26	215,213
		Barclays
	200,000	5.200%, 05/12/26	210,674
		Berkshire Hathaway
	45,000	2.750%, 03/15/23	47,002
		Caterpillar International Finance MTN (2) (3)
EUR	900,000	0.061%, 09/27/17	1,007,200
		Charter Communications Operating LLC (1)
	385,000	4.464%, 07/23/22	418,547
		Citigroup (2)
	205,000	2.700%, 03/30/21	208,923
	1,160,000	1.424%, 04/27/18	1,159,621
		ConocoPhillips
	200,000	2.200%, 05/15/20	201,379
		Crown Castle International REIT
	15,000	3.700%, 06/15/26	15,831
		CVS Health
	150,000	3.500%, 07/20/22	162,977
		Delphi
	120,000	5.000%, 02/15/23	127,620
		Diamond 1 Finance (1)
	35,000	5.450%, 06/15/23	37,122
		Digital Realty Trust REIT
	13,000	3.625%, 10/01/22	13,454
		Dow Chemical
	36,000	3.500%, 10/01/24	38,323
		Enterprise Products Operating LLC
	200,000	2.550%, 10/15/19	206,012
		European Investment Bank MTN
	670,000	1.125%, 08/15/19	672,132

Principal Amount †			Value $

		Exelon
	26,000	2.450%, 04/15/21	26,559
		ExxonMobil
	1,500,000	0.921%, 03/15/17	1,502,116
		FLIR Systems
	11,000	3.125%, 06/15/21	11,432
		Ford Motor Credit LLC
	200,000	3.336%, 03/18/21	208,835
		Freeport-McMoRan
	100,000	5.400%, 11/14/34	78,000
		General Motors Financial
	35,000	3.200%, 07/06/21	35,562
		Goldman Sachs Group
	25,000	2.625%, 04/25/21	25,484
	868,000	1.324%, 05/22/17 (2)	869,413
		Hewlett Packard Enterprise (1)
	150,000	4.400%, 10/15/22	162,479
		HSBC USA
	940,000	1.700%, 03/05/18	940,692
		International Paper
	459,000	4.800%, 06/15/44	499,565
		JPMorgan Chase
	75,000	3.875%, 09/10/24	79,165
	125,000	3.375%, 05/01/23	127,912
	932,000	1.487%, 03/22/19 (2)	938,127
		Kinder Morgan
	400,000	5.550%, 06/01/45	402,453
		Kraft Heinz Foods
	20,000	4.375%, 06/01/46 (1)	21,850
	40,000	3.500%, 06/06/22	43,124
		Macy’s Retail Holdings
	10,000	3.875%, 01/15/22	10,398
	25,000	3.450%, 01/15/21	26,223
		Medtronic
	145,000	3.150%, 03/15/22	155,614
		Molson Coors Brewing
	65,000	3.000%, 07/15/26	66,521
	200,000	1.450%, 07/15/19	201,185
		Monsanto
	100,000	2.125%, 07/15/19	101,686
		Morgan Stanley MTN
	125,000	4.100%, 05/22/23	132,184
		Newell Brands
	55,000	3.850%, 04/01/23	58,862
		Occidental Petroleum
	125,000	2.600%, 04/15/22	128,536
		Philip Morris International
	35,000	2.125%, 05/10/23	35,335
		PNC Bank
	250,000	1.450%, 07/29/19	250,840
		S&P Global
	177,000	3.300%, 08/14/20	185,565
		Spectra Energy Partners
	35,000	3.500%, 03/15/25	35,931
		Sunoco Logistics Partners
		Operations
	15,000	3.900%, 07/15/26	14,939
		Time Warner
	100,000	4.875%, 03/15/20	111,194
		T-Mobile USA
	194,000	6.000%, 04/15/24	207,520
		Ventas Realty REIT
	20,000	3.125%, 06/15/23	20,460
		Verizon Communications
	175,000	2.450%, 11/01/22	179,339
		Visa
	150,000	2.800%, 12/14/22	158,676
		Walgreens Boots Alliance
	200,000	2.700%, 11/18/19	207,311
	15,000	1.750%, 05/30/18	15,135
		Waste Management
	15,000	2.400%, 05/15/23	15,298
		Wells Fargo MTN
	200,000	4.100%, 06/03/26	216,528
EUR	400,000	0.153%, 04/24/19 (2) (3)	449,420
		Wells Fargo Bank
	600,000	1.750%, 05/24/19	608,551
			15,552,518
		TOTAL CORPORATE OBLIGATIONS (Cost $39,892,568)	39,162,350

		U.S. TREASURY OBLIGATIONS (6) — 20.0%
		United States Treasury Bills (4) (5)
	1,400,000	0.446%, 09/15/16	1,399,642
	4,900,000	0.421%, 09/22/16	4,898,417
	3,600,000	0.247%, 11/03/16	3,597,530
		United States Treasury
		Inflation Indexed Bond
	3,357,471	0.125%, 07/15/26	3,414,652
		United States Treasury Note
	115,000	1.625%, 02/15/26	116,713
		TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,385,615)	13,426,954

Principal Amount †			Value $

		FOREIGN GOVERNMENT BONDS — 12.8%
		Argentina — 0.2%
		Provincia de Cordoba (1)
	150,000	7.125%, 06/10/21	151,500

		France — 3.0%
		Caisse d’Amortissement de la Dette Sociale MTN (3)
GBP	1,506,000	1.375%, 02/06/17	2,002,932

		Germany — 2.3%
		Bundesrepublik Deutschland (3)
EUR	850,000	2.500%, 08/15/46	1,535,021

		Sweden — 0.9%
		Kommuninvest I Sverige MTN (1) (2)
	620,000	0.768%, 08/17/18	620,124

		United Kingdom — 6.4%
		United Kingdom Gilt Inflation Linked (3)
GBP	2,310,731	0.125%, 03/22/24	3,546,740
GBP	260,000	0.125%, 11/22/65	727,396
			4,274,136
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $8,919,328)	8,583,713

		ASSET-BACKED SECURITIES (1) — 9.4%
		Beacon Container Finance LLC, Series 2012-1A, Class A
	243,675	3.720%, 09/20/27	239,909
		Colony American Finance, Series 2016-1, Class A
	563,682	2.544%, 06/15/48	564,498
		ECAF I, Series 2015-1A, Class A1
	898,193	3.473%, 06/15/40	881,073
		Element Rail Leasing II LLC, Series 2015-1A, Class A2
	735,000	3.585%, 02/19/45	714,281
		Flagship Credit Auto Trust, Series 2016-1, Class A
	575,061	2.530%, 12/15/20	579,477
		Global SC Finance, Series 2014-1A, Class A1
	200,000	3.190%, 07/17/29	191,921
		OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A
	170,000	4.210%, 05/17/20	170,508
		OneMain Financial Issuance Trust, Series 2015-1A, Class A
	125,000	3.190%, 03/18/26	126,755
		OneMain Financial Issuance Trust, Series 2015-2A, Class A
	850,000	2.570%, 07/18/25	853,951
		OneMain Financial Issuance Trust, Series 2016-1A, Class A
	295,000	3.660%, 02/20/29	304,068
		SoFi Professional Loan Program, Series 2015-B, Class A1 (2)
	637,499	1.503%, 04/25/35	635,974
		SpringCastle America Funding LLC, Series 2014-AA, Class A
	158,411	2.700%, 05/25/23	158,900
		TAL Advantage V LLC, Series 2013-2A, Class A
	256,667	3.550%, 11/20/38	253,148
		Wendys Funding LLC, Series 2015-1A, Class A2I
	660,013	3.371%, 06/15/45	663,824
		TOTAL ASSET-BACKED SECURITIES (Cost $6,377,836)	6,338,287

		CONVERTIBLE BONDS — 3.4%
		China — 1.9%
		Ctrip.com International
	200,000	1.990%, 07/01/25	226,500
		E-House China Holdings (1)
	100,000	2.750%, 12/15/18	99,750
		Franshion Capital (3)
	100,000	6.800%, 10/29/49	109,500
		Qihoo 360 Technology
	410,000	1.750%, 08/15/21	411,281
		SouFun Holdings
	200,000	2.000%, 12/15/18	199,125

Principal Amount †			Value $

		YY
	230,000	2.250%, 04/01/19	227,125
			1,273,281
		India — 0.3%
		Larsen & Toubro (3)
	220,000	0.675%, 10/22/19	218,515

		Mexico — 0.5%
		Cemex
	110,000	3.750%, 03/15/18	123,475
	200,000	3.720%, 03/15/20	205,000
			328,475
		Singapore — 0.2%
		BW Group (3)
	200,000	1.750%, 09/10/19	168,500

		Spain — 0.2%
		NH Hotel Group (3)
EUR	100,000	4.000%, 11/08/18	122,534

		United Arab Emirates — 0.3%
		DP World (3)
	200,000	1.750%, 06/19/24	197,000
		TOTAL CONVERTIBLE BONDS (Cost $2,199,121)	2,308,305

		COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
		Motel 6 Trust, Series 2015- MTL6, Class B (1)
	175,000	3.298%, 02/05/30	177,260
		Residential Mortgage Securities, Series 2010-25, Class A1 (2) (3)
GBP	75,435	3.091%, 12/16/50	101,328
		RMAC, Series 2004-NS2X, Class A3 (2) (3)
GBP	101,586	0.831%, 06/12/36	121,768
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $472,475)	400,356

Number of Contracts /Notional Amount

	EXCHANGE TRADED PURCHASED OPTION (7) — 0.0%
40	U.S. 10-Year Future Call Option, Expires: 08/29/16, Strike Price: $133.00 (Cost $21,325)	28,125

	OTC PURCHASED OPTIONS (7) — 0.0%
2,590,000	MXN Call / USD Put, Expires: 08/08/16, Strike Price: $18.00	216
1,560,000	USD Call / KRW Put, Expires: 08/18/16, Strike Price: KRW 1,166	909
	TOTAL OTC PURCHASED OPTIONS (Cost $77,254)	1,125
	TOTAL INVESTMENTS — 104.4% (Cost $71,345,522)*	70,249,215
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%	(2,958,694)
	NET ASSETS — 100%	$67,290,521

	OTC WRITTEN OPTIONS (7) — (0.0)%
(2,060,000)	GBP Call / USD Put, Expires: 08/25/16, Strike Price: $1.355	(11,503)
(2,590,000)	MXN Call / USD Put, Expires: 08/08/16, Strike Price: $17.30	(1)
(2,060,000)	USD Call / GBP Put, Expires: 08/25/16, Strike Price: $1.28	(6,977)
(2,590,000)	USD Call / MXN Put, Expires: 08/08/16, Strike Price: $18.90	(13,157)
	TOTAL OTC WRITTEN OPTIONS (Premiums Received $95,880)	(31,638)

Number of Contracts		Value $

	EXCHANGE TRADED WRITTEN OPTION (7) — 0.0%
(40)	U.S. 10-Year Future Call Option, Expires: 8/29/16, Strike Price: $134.50 (Premiums Received $4,925)	(7,500)

†                 In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $10,994,872, representing 16.3% of the net assets of the Fund.

(2)         Variable Rate Security — Rate disclosed is as of July 31, 2016.

(3)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $20,289,517, representing 30.2% of the net assets of the Fund.

(4)         Zero Coupon Security.

(5)         Rate disclosed is the effective yield at time of purchase.

(6)         Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(7)         Denotes non-income producing security.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $71,345,522, and the unrealized appreciation and depreciation were $737,919 and $(1,834,226), respectively.

The open futures contracts held by the Fund at July 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Australian 10-Year Bond	(33)	Sep-2016	$(18,832)
Canadian 10-Year Bond	30	Sep-2016	20,687
Euro-Bund	(4)	Sep-2016	(1,247)
Long Gilt 10-Year Bond	(62)	Sep-2016	(182,063)
U.S. 2-Year Treasury Note	(17)	Sep-2016	(12,229)
U.S. 5-Year Treasury Note	(45)	Sep-2016	9,009
U.S. 10-Year Treasury Note	2	Sep-2016	2,059
U.S. 10-Year Treasury Note	(134)	Sep-2016	(118,537)
U.S. Long Treasury Bond	(7)	Sep-2016	(83,794)
U.S. Ultra Long Treasury Bond	16	Sep-2016	(20,984)
			$(405,931)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	08/18/16	GBP	513,974	EUR	611,000	$3,168
Barclays Capital	08/18/16	USD	424,004	IDR	5,553,737,772	(1,126)
BNP Paribas	08/18/16	GBP	1,032,593	EUR	1,208,800	(14,580)
BNP Paribas	08/18/16	KRW	1,517,246,300	USD	1,311,816	(42,505)
Canadian Imperial Bank	08/18/16	USD	627,455	NZD	900,000	21,965
Citigroup Global Markets	08/18/16	EUR	3,283,910	USD	3,628,259	(45,759)
Citigroup Global Markets	08/18/16	GBP	10,327,086	USD	13,457,231	(214,076)
Citigroup Global Markets	08/18/16	USD	4,956,660	GBP	3,806,134	82,015
Citigroup Global Markets	08/18/16	USD	420,485	IDR	5,512,136,980	(774)
Credit Suisse First Boston	08/18/16	EUR	513,400	USD	570,208	(4,181)
Credit Suisse First Boston	08/18/16	USD	173,243	CHF	170,000	2,348
Deutsche Bank Securities	08/18/16	JPY	88,414,800	USD	861,466	(5,592)
Goldman Sachs	08/18/16	AUD	711,680	CAD	707,100	1,147
HSBC	08/18/16	GBP	190,000	USD	250,415	(1,113)
HSBC	08/18/16	JPY	18,112,602	USD	179,471	1,847
HSBC	08/18/16	KRW	1,528,737,800	USD	1,344,655	(19,924)
HSBC	08/18/16	USD	841,669	IDR	11,083,940,300	2,295
HSBC	08/18/16	USD	1,311,206	INR	89,070,200	14,351
JPMorgan Securities	08/18/16	AUD	602,563	CAD	600,000	1,978
JPMorgan Securities	08/18/16	AUD	1,350,500	USD	1,012,686	(12,960)
JPMorgan Securities	08/18/16	EUR	1,736,943	SEK	16,600,000	(1,653)
JPMorgan Securities	08/18/16	EUR	7,468,375	USD	8,269,958	(85,613)
JPMorgan Securities	08/18/16	GBP	2,057,229	EUR	2,429,500	(5,311)

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
JPMorgan Securities	08/18/16	GBP	6,686,297	USD	8,697,114	$(154,407)
JPMorgan Securities	08/18/16	JPY	264,128,175	USD	2,630,230	40,005
JPMorgan Securities	08/18/16	SGD	2,250,100	USD	1,663,783	(14,272)
JPMorgan Securities	08/18/16	USD	3,410,844	AUD	4,571,853	61,277
JPMorgan Securities	08/18/16	USD	2,684,028	EUR	2,437,824	43,395
JPMorgan Securities	08/18/16	USD	1,380,609	NZD	1,890,800	(16,251)
Royal Bank of Canada	08/18/16	AUD	2,240,728	NOK	14,355,000	(249)
Royal Bank of Canada	08/18/16	AUD	1,802,576	NZD	1,864,200	(23,813)
Royal Bank of Canada	08/18/16	EUR	100,000	USD	110,942	(937)
Royal Bank of Canada	08/18/16	GBP	513,974	EUR	611,000	3,168
Royal Bank of Canada	08/18/16	GBP	15,700	USD	20,604	(180)
Royal Bank of Canada	08/18/16	USD	271,916	GBP	205,700	396
Standard Chartered	08/18/16	USD	2,392,045	IDR	31,617,834,948	15,432
State Street Bank	08/18/16	AUD	1,415,000	USD	1,056,340	(18,291)
State Street Bank	08/18/16	EUR	8,055,813	USD	8,930,987	(81,806)
State Street Bank	08/18/16	GBP	160,000	USD	206,261	(5,552)
State Street Bank	08/18/16	NZD	7,677,800	USD	5,450,777	(89,347)
State Street Bank	08/18/16	USD	171,651	CHF	167,500	1,359
State Street Bank	08/18/16	USD	47,422	EUR	43,000	6 86
State Street Bank	08/18/16	USD	4,099,254	NOK	34,678,664	11,179
State Street Bank	08/18/16	USD	4,572,071	SEK	39,024,000	(7,608)
UBS Securities	08/18/16	AUD	921,313	CAD	908,000	(4,171)
UBS Securities	08/18/16	CHF	337,500	USD	345,026	(3,575)
UBS Securities	08/18/16	EUR	1,948,608	USD	2,162,857	(17,233)
UBS Securities	08/18/16	JPY	7,464,283	USD	74,381	1,181
UBS Securities	08/18/16	USD	199,199	JPY	20,470,000	1,544
UBS Securities	08/18/16	USD	187,401	NZD	260,000	209
UBS Securities	08/18/16	USD	663,473	RUB	44,122,900	1,961
UBS Securities	08/18/16	USD	174,971	SEK	1,500,000	477
Westpac Banking	08/18/16	JPY	18,036,056	USD	178,698	1,824
						$(577,652)

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2016 is as follows:

Credit Default Swaps — Buy Protection

							Unrealized
					Notional	Premiums Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Amount	(Received)	(Depreciation)
Cdx.Na.Ig S25 5Year	1.00%	Morgan Stanley	12/20/20	USD	8,730,000	$(61,734)	$(14,435)

A list of the open OTC swap agreements held by the Fund at July 31, 2016, is as follows:

Credit Default Swaps — Buy Protection

						Over the counter		Unrealized
					Notional	swap contracts, at	Premiums Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Amount	value	(Received)	(Depreciation)
Intesa SPA	1.00%	BNP	06/20/21	EUR	300,000	$3,048	$3,820	$(767)
Loxam SAS	5.00%	Citibank	06/20/21	EUR	150,000	(17,080)	(16,481)	(762)
Standard Chartered Bank	1.00%	Citibank	09/20/20	EUR	470,000	14,205	20,547	(6,474)
Wendel SA	5.00%	BNP	06/20/21	EUR	150,000	(30,991)	(20,060)	(2,144)
						$(30,818)	$(12,174)	$(10,147)

Inflation-linked Swaps

						Net Unrealized
			Termination		Notional	Appreciation
Counterparty	Fund Pays	Fund Receives	Date	Currency	Amount	(Depreciation)
JPMorgan	1.10%	EUR HICP	03/15/26	EUR	220,000	$(3,614)
JPMorgan	1.10%	EUR HICP	03/15/26	EUR	274,000	(4,501)
						$(8,115)

AUD — Australian Dollar
CAD — Canadian Dollar
Cdx.Na.Ig — Credit Derivatives Index - Investment Grade
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HICP — Harmonised Index of Consumer Prices
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW— South Korean Won
LLC — Limited Liability Corporation
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
OTC — Over the Counter
REIT— Real Estate Investment Trust
RUB — Russian Ruble
SEK — Sweden Krone
SGD — Singapore Dollar
USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments

July 31, 2016 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS — 64.0%
	Consumer Discretionary — 5.1%
	21st Century Fox America
913,000	4.750%, 09/15/44	1,040,810
	Comcast
1,000,000	4.500%, 01/15/43	1,161,146
	McDonald’s MTN
327,000	4.875%, 12/09/45	392,398
	Newell Brands
703,000	5.375%, 04/01/36	848,560
	Time Warner
570,000	4.850%, 07/15/45	661,745
		4,104,659
	Consumer Staples — 7.1%
	Altria Group
315,000	9.950%, 11/10/38	576,534
800,000	5.375%, 01/31/44	1,055,466
	Anheuser-Busch InBev Finance
665,000	4.900%, 02/01/46	813,446
	CVS Health
652,000	5.125%, 07/20/45	832,685
	Kraft Heinz Foods
390,000	6.500%, 02/09/40	533,406
404,000	5.200%, 07/15/45 (1)	490,183
	Molson Coors Brewing
289,000	4.200%, 07/15/46	305,834
	Reynolds American
191,000	8.125%, 05/01/40	271,086
646,000	5.850%, 08/15/45	852,886
		5,731,526
	Energy — 8.1%
	ConocoPhillips
400,000	4.300%, 11/15/44	397,235
	Devon Energy
165,000	5.000%, 06/15/45	152,697
	Energy Transfer Partners
531,000	5.150%, 03/15/45	495,805
	Ensco
324,000	5.750%, 10/01/44	189,945
	Enterprise Products Operating LLC
505,000	5.100%, 02/15/45	549,773
	Halliburton
346,000	5.000%, 11/15/45	375,505
	Kinder Morgan
851,000	5.550%, 06/01/45	856,219
	Marathon Petroleum
200,000	5.000%, 09/15/54	175,307
250,000	4.750%, 09/15/44	219,295
	Noble Energy
621,000	5.050%, 11/15/44	618,240
	Phillips 66 Partners
57,000	4.680%, 02/15/45	54,515
	Plains All American Pipeline
715,000	4.900%, 02/15/45	647,919
	Suncor Energy
750,000	6.500%, 06/15/38	983,262
	TransCanada PipeLines
541,000	7.625%, 01/15/39	782,985
		6,498,702
	Financials — 21.7%
	Aflac
549,000	6.450%, 08/15/40	753,890
	American International Group
500,000	4.375%, 01/15/55	487,925
168,000	3.900%, 04/01/26	176,497
	Bank of America
824,000	6.000%, 10/15/36	1,076,525
	Bank of America MTN
300,000	5.000%, 01/21/44	357,423
500,000	3.950%, 04/21/25	518,956
	Barclays
1,575,000	5.250%, 08/17/45	1,774,937
	Citigroup
215,000	8.125%, 07/15/39	345,239
680,000	4.650%, 07/30/45	770,757
582,000	4.600%, 03/09/26	627,109
	Cooperatieve Rabobank UA MTN
563,000	5.250%, 05/24/41	729,696
940,000	3.375%, 05/21/25	1,001,232
	HSBC Bank USA
950,000	7.000%, 01/15/39	1,288,562
	JPMorgan Chase
1,744,000	4.950%, 06/01/45	2,005,816
	MetLife
495,000	5.875%, 02/06/41	632,215
	Morgan Stanley MTN
475,000	4.300%, 01/27/45	515,933
	Prudential Financial MTN
476,000	6.200%, 11/15/40	598,170
	Standard Chartered (1)
893,000	5.700%, 03/26/44	997,702
	Unum Group
693,000	5.750%, 08/15/42	791,550

Principal Amount ($)		Value $

	Wells Fargo
1,541,000	5.606%, 01/15/44	1,919,735
		17,369,869
	Healthcare — 4.7%
	AbbVie
545,000	4.700%, 05/14/45	604,380
	Actavis Funding SCS
261,000	4.850%, 06/15/44	289,973
489,000	4.550%, 03/15/35	528,100
	Aetna
440,000	4.375%, 06/15/46	459,878
	Anthem
925,000	4.625%, 05/15/42	1,018,219
	Medtronic
713,000	4.625%, 03/15/45	874,502
		3,775,052
	Industrials — 6.4%
	Burlington Northern Santa Fe
700,000	4.150%, 04/01/45	797,235
	GE Capital International Funding
2,243,000	4.418%, 11/15/35	2,590,544
	Lockheed Martin
494,000	4.700%, 05/15/46	601,379
	Tyco International Finance
354,000	5.125%, 09/14/45	422,317
	Union Pacific
630,000	4.150%, 01/15/45	723,585
		5,135,060
	Information Technology — 2.5%
	Apple
277,000	4.375%, 05/13/45	303,294
	Microsoft
692,000	4.450%, 11/03/45	799,958
	Visa
738,000	4.300%, 12/14/45	872,345
		1,975,597
	Materials — 3.2%
	Barrick North America Finance LLC
712,000	5.700%, 05/30/41	782,188
	Dow Chemical
182,000	9.400%, 05/15/39	296,562
	Glencore Finance Canada (1)
267,000	6.000%, 11/15/41	253,110
	International Paper
95,000	8.700%, 06/15/38	143,656
860,000	4.800%, 06/15/44	936,005
	Monsanto
172,000	4.700%, 07/15/64	163,670
		2,575,191
	Telecommunication Services — 3.6%
	AT&T
917,000	4.500%, 05/15/35	971,044
813,000	4.350%, 06/15/45	817,394
	Verizon Communications
1,040,000	4.672%, 03/15/55	1,085,111
		2,873,549
	Utilities — 1.6%
	Sempra Energy
393,000	6.000%, 10/15/39	510,054
	Southern
670,000	4.400%, 07/01/46	745,453
		1,255,507
	TOTAL CORPORATE OBLIGATIONS (Cost $45,880,864)	51,294,712

	U.S. TREASURY OBLIGATIONS — 30.7%
	United States Treasury Bonds
1,650,000	4.500%, 02/15/36	2,399,752
11,092,000	3.000%, 11/15/45	13,058,445
2,062,000	2.500%, 02/15/46	2,199,253
1,385,000	2.500%, 05/15/46	1,480,436
4,088,000	2.250%, 11/15/25	4,372,165
1,080,000	1.625%, 05/15/26	1,096,200
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,931,948)	24,606,251

	ASSET-BACKED SECURITY — 1.0%
602,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3 6.150%, 06/15/39 (Cost $789,082)	853,711

Principal Amount ($)		Value $

	TAXABLE MUNICIPAL BOND — 0.6%
	California — 0.6%
400,000	University of California RB, Series AD
	4.858%, 05/15/2112 (Cost $397,097)	466,884
	TOTAL INVESTMENTS — 96.3% (Cost $69,998,991)*	77,221,558
	OTHER ASSETS LESS LIABILITIES — 3.7%	2,953,358
	NET ASSETS — 100%	$80,174,916

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $1,740,995, representing 2.2% of the net assets of the Fund.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $69,998,991, and the unrealized appreciation and depreciation were $7,414,468 and $(191,901), respectively.

LLC — Limited Liability Corporation

MTN — Medium Term Note

RB — Revenue Bond

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Short Duration Bond Fund

Schedule of Investments

July 31, 2016 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS — 67.2%
	Consumer Discretionary — 5.4%
	Ford Motor Credit LLC
200,000	3.336%, 03/18/21	208,612
300,000	1.605%, 01/09/18 (1)	300,164
	McDonald’s MTN
144,000	2.100%, 12/07/18	147,063
	Newell Brands
121,000	2.600%, 03/29/19	124,442
	Toyota Motor Credit MTN (1)
500,000	0.987%, 01/12/18	500,418
	Walgreens Boots Alliance
74,000	1.750%, 05/30/18	74,633
		1,355,332
	Consumer Staples — 10.9%
	Anheuser-Busch InBev Finance
211,000	1.900%, 02/01/19	214,402
	CVS Health
250,000	1.900%, 07/20/18	253,765
	Kraft Heinz Foods (2)
495,000	2.800%, 07/02/20	517,495
500,000	2.000%, 07/02/18	507,350
	Kroger
217,000	2.000%, 01/15/19	220,840
	Molson Coors Brewing
164,000	2.100%, 07/15/21	166,370
	Reynolds American
615,000	2.300%, 06/12/18	625,898
	Tyson Foods
250,000	2.650%, 08/15/19	256,865
		2,762,985
	Energy — 6.8%
	Energy Transfer Partners
88,000	2.500%, 06/15/18	88,734
	Enterprise Products Operating LLC
128,000	6.500%, 01/31/19	143,019
	EOG Resources
375,000	5.625%, 06/01/19	412,654
	Kinder Morgan
250,000	3.050%, 12/01/19	256,323
	Phillips 66
365,000	2.950%, 05/01/17	369,806
	TransCanada PipeLines
435,000	1.625%, 11/09/17	436,729
		1,707,265
	Financials — 25.2%
	American Express Credit MTN
250,000	1.800%, 07/31/18	252,476
	American International Group
151,000	3.300%, 03/01/21	158,328
	Bank of America
745,000	1.750%, 06/05/18	750,350
	Barclays
500,000	2.000%, 03/16/18	499,497
	Capital One
500,000	2.400%, 09/05/19	509,575
	Cooperatieve Rabobank UA
500,000	1.700%, 03/19/18	503,452
	Discover Bank
250,000	2.600%, 11/13/18	254,241
	Goldman Sachs Group
318,000	2.750%, 09/15/20	326,667
34,000	2.000%, 04/25/19	34,365
	HSBC Bank (1) (2)
500,000	1.266%, 05/15/18	497,610
	HSBC USA
125,000	2.000%, 08/07/18	125,696
	JPMorgan Chase MTN
495,000	1.700%, 03/01/18	498,751
	PNC Bank (1)
500,000	0.937%, 08/01/17	500,040
	Prudential Financial MTN
125,000	2.350%, 08/15/19	128,101
	Standard Chartered (2)
629,000	2.400%, 09/08/19	633,622
	UBS Group Funding Jersey (2)
200,000	3.000%, 04/15/21	205,761
	Wells Fargo MTN (1)
500,000	1.345%, 04/23/18	501,380
		6,379,912
	Healthcare — 5.2%
	AbbVie
500,000	1.800%, 05/14/18	504,262
	Actavis Funding SCS
250,000	3.000%, 03/12/20	260,079
	Aetna
166,000	1.700%, 06/07/18	167,419
	Medtronic
250,000	1.500%, 03/15/18	252,011

Principal Amount ($)		Value $

	UnitedHealth Group
125,000	1.900%, 07/16/18	126,884
		1,310,655
	Industrials — 2.5%
	General Electric Capital MTN
340,000	4.375%, 09/16/20	378,913
245,000	2.300%, 01/14/19	252,608
		631,521
	Information Technology — 3.7%
	Diamond 1 Finance (2)
188,000	3.480%, 06/01/19	193,382
	Hewlett Packard Enterprise (2)
359,000	2.850%, 10/05/18	367,634
	Microsoft
372,000	2.000%, 11/03/20	382,366
		943,382
	Materials — 0.5%
	Rio Tinto Finance USA
122,000	2.875%, 08/21/22	127,008

	Telecommunication Services — 5.6%
	AT&T
765,000	2.450%, 06/30/20	783,367
	Verizon Communications
120,000	3.650%, 09/14/18	126,095
500,000	2.625%, 02/21/20	518,799
		1,428,261
	Utilities — 1.4%
	Southern
339,000	1.550%, 07/01/18	341,190
	TOTAL CORPORATE OBLIGATIONS (Cost $16,702,348)	16,987,511

	ASSET-BACKED SECURITIES — 19.1%
	Beacon Container Finance LLC, Series 2012-1A, Class A (2)
425,660	3.720%, 09/20/27	419,082
	Cabela’s Credit Card Master Note Trust, Series 2014-2, Class A (1)
500,000	0.932%, 07/15/22	495,807
	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3
500,000	0.960%, 09/16/19	500,123
	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6
500,000	1.320%, 09/07/18	500,259
	CLI Funding V LLC, Series 2013-2A (2)
430,690	3.220%, 06/18/28	416,221
	Discover Card Execution Note Trust, Series 2013-A6, Class A6 (1)
500,000	0.892%, 04/15/21	501,816
	Ford Credit Auto Owner Trust, Series 2013-D, Class A3
111,632	0.670%, 04/15/18	111,593
	Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3
442,662	1.100%, 09/15/19	442,824
	Nissan Auto Receivables Owner Trust, Series 2012-B, Class A4
74,100	0.660%, 12/17/18	74,092
	SoFi Professional Loan Program LLC, Series 2015-C, Class A1 (1) (2)
369,319	1.538%, 08/27/35	367,025
	Volkswagen Auto Loan Enhanced Trust, Series 2013-1, Class A4
500,000	0.780%, 07/22/19	499,150
	World Financial Network Credit Card Master Trust, Series 2015-A, Class A (1)
500,000	0.961%, 02/15/22 (1)	500,661
	TOTAL ASSET-BACKED SECURITIES (Cost $4,864,745)	4,828,653

	U.S. TREASURY OBLIGATIONS — 11.1%
	United States Treasury Notes
1,400,000	0.875%, 03/31/18	1,404,977
1,410,000	0.625%, 11/15/16	1,411,297
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,815,188)	2,816,274

	MUNICIPAL BONDS — 1.5%
	Florida — 1.0%
	State Board of Administration Finance RB, Series A
245,000	2.163%, 07/01/19	251,896

Principal Amount ($)		Value $

	Illinois — 0.5%
	State GO
115,000	5.877%, 03/01/19	125,455
	TOTAL MUNICIPAL BONDS (Cost $366,723)	377,351

	TOTAL INVESTMENTS — 98.9% (Cost $24,749,004)*	25,009,789
	OTHER ASSETS LESS LIABILITIES — 1.1%	284,571
	NET ASSETS — 100%	$25,294,360

(1)         Variable Rate Security — Rate disclosed is as of July 31, 2016.

(2)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $4,125,182, representing 16.3% of the net assets of the Fund.

*       At July 31, 2016, the tax basis cost of the Fund’s investments was $24,749,004, and the unrealized appreciation and depreciation were $300,981 and $(40,196), respectively.

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

RB — Revenue Bond

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

July 31, 2016 (unaudited)

Principal Amount †		Value $

	CORPORATE OBLIGATIONS — 56.1%
	Consumer Discretionary — 7.2%
	Ford Motor Credit LLC
260,000	5.000%, 05/15/18	274,989
615,000	3.336%, 03/18/21	642,168
550,000	1.724%, 12/06/17	552,378
710,000	1.605%, 01/09/18 (1)	710,389
	General Motors Financial
1,000,000	3.700%, 11/24/20	1,037,197
370,000	3.200%, 07/06/21	375,946
	George Washington University
205,000	3.485%, 09/15/22	220,223
	Home Depot
705,000	2.625%, 06/01/22	742,617
	L Brands
205,000	6.875%, 11/01/35	218,428
	Men’s Wearhouse
354,000	7.000%, 07/01/22	313,290
	Newell Brands
690,000	3.850%, 04/01/23	738,450
	Signet UK Finance
245,000	4.700%, 06/15/24	246,607
	Sirius XM Radio (2)
185,000	5.375%, 07/15/26	189,856
	Tesco (2)
248,000	6.150%, 11/15/37	243,045
	Viacom
109,000	5.850%, 09/01/43	116,893
	VTR Finance BV (2)
200,000	6.875%, 01/15/24	206,500
	Walgreens Boots Alliance
260,000	1.750%, 05/30/18	262,343
		7,091,319
	Consumer Staples — 3.9%
	Altria Group
469,000	9.950%, 11/10/38	858,395
	Anheuser-Busch InBev Finance
535,000	2.650%, 02/01/21	554,757
	Kraft Heinz Foods (2)
425,000	4.375%, 06/01/46	464,319
775,000	3.500%, 07/15/22	832,985
	Marfrig Holdings Europe BV (2)
215,000	6.875%, 06/24/19	220,913
	Molson Coors Brewing
455,000	3.000%, 07/15/26	465,646
	Reynolds American
110,000	7.250%, 06/15/37	155,011
	SUPERVALU
287,000	7.750%, 11/15/22	251,125
		3,803,151
	Energy — 6.6%
	ConocoPhillips (1)
1,250,000	0.956%, 05/15/18	1,237,160
	Continental Resources
352,000	5.000%, 09/15/22	330,880
	Crestwood Midstream Partners
275,000	6.250%, 04/01/23	257,125
	Devon Energy
400,000	5.000%, 06/15/45	370,173
	Energy Transfer Partners
615,000	4.150%, 10/01/20	638,829
	Ensco
800,000	5.750%, 10/01/44	469,000
	Kinder Morgan
500,000	4.300%, 06/01/25	518,626
	Kinder Morgan Energy Partners
390,000	4.250%, 09/01/24	399,737
	Marathon Petroleum
414,000	5.000%, 09/15/54	362,884
	Noble Energy
1,000,000	4.150%, 12/15/21	1,061,215
	Petroleos Mexicanos MTN
170,000	4.500%, 01/23/26	164,815
	Sabine Pass Liquefaction LLC
150,000	5.625%, 03/01/25	153,704
	Targa Resources Partners (2)
200,000	6.750%, 03/15/24	209,500
	Williams Partners
340,000	4.300%, 03/04/24	335,974
		6,509,622
	Financials — 27.2%
	Aflac
240,000	2.400%, 03/16/20	248,034
	Ally Financial
220,000	3.250%, 09/29/17	222,750
	American Express
34,000	8.125%, 05/20/19	39,615
	American International Group
266,000	3.900%, 04/01/26	279,453
500,000	3.300%, 03/01/21	524,814
	American Tower REIT
1,025,000	2.800%, 06/01/20	1,057,779

Principal Amount †		Value $

	Bank of America MTN
85,000	7.625%, 06/01/19	98,479
275,000	5.625%, 07/01/20	312,122
500,000	4.000%, 01/22/25	520,324
415,000	3.950%, 04/21/25	430,733
555,000	3.300%, 01/11/23	579,246
	Bank of New York Mellon (1)
415,000	4.625%, 12/29/49	415,000
	Barclays Bank (2)
1,170,000	10.179%, 06/12/21	1,496,354
	BBVA Banco Continental (2)
240,000	3.250%, 04/08/18	245,520
	Bear Stearns LLC MTN (1)
200,000	1.044%, 11/21/16	200,118
	Capital One Bank USA
650,000	3.375%, 02/15/23	671,278
	Citigroup
1,000,000	4.300%, 11/20/26	1,050,719
595,000	3.875%, 03/26/25	617,560
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,145,000	3.950%, 11/09/22	1,208,131
	Credit Suisse Group Funding Guernsey (2)
735,000	3.450%, 04/16/21	749,188
	Credit Suisse NY
775,000	1.700%, 04/27/18	774,423
	Crown Castle International
140,000	3.700%, 06/15/26	147,758
	Discover Financial Services
455,000	3.750%, 03/04/25	466,207
	Fidelity & Guaranty Life Holdings (2)
410,000	6.375%, 04/01/21	408,975
	FMS Wertmanagement AoeR
825,000	1.625%, 11/20/18	838,633
	Goldman Sachs Group
800,000	2.600%, 04/23/20	819,216
500,000	1.324%, 05/22/17 (1)	500,814
	Goldman Sachs Group MTN (1)
360,000	2.274%, 11/29/23	360,914
	HSBC Bank USA
700,000	4.875%, 08/24/20	760,628
	HSBC Holdings
290,000	4.250%, 08/18/25	298,894
	JPMorgan Chase
475,000	6.000%, 10/01/17	499,960
640,000	3.875%, 09/10/24	675,539
395,000	2.700%, 05/18/23	401,445
	Manufacturers & Traders Trust
355,000	6.625%, 12/04/17	380,123
	MetLife
169,000	7.717%, 02/15/19	195,562
	Moody’s
136,000	5.500%, 09/01/20	154,201
	Morgan Stanley
300,000	3.750%, 02/25/23	320,994
	Morgan Stanley MTN
610,000	4.350%, 09/08/26	650,733
675,000	2.125%, 04/25/18	682,101
	Norddeutsche Landesbank Girozentrale (2)
400,000	2.000%, 02/05/19	406,606
	Prudential Financial MTN
37,000	7.375%, 06/15/19	42,901
10,000	6.000%, 12/01/17	10,618
	Regions Bank
420,000	2.250%, 09/14/18	423,022
	S&P Global
243,000	4.000%, 06/15/25	266,171
	Sabra Health Care REIT
125,000	5.375%, 06/01/23	126,563
	Sparebank 1 Boligkreditt (2)
1,000,000	1.750%, 11/15/19	1,010,985
	Standard Chartered (2)
570,000	3.950%, 01/11/23	573,734
	Standard Chartered MTN (2)
975,000	1.700%, 04/17/18	970,135
	UBS (2)
440,000	2.250%, 03/30/17	443,622
	UBS MTN
590,000	1.375%, 06/01/17	590,707
	Unum Group
145,000	3.000%, 05/15/21	149,044
	Ventas Realty REIT
245,000	3.125%, 06/15/23	250,639
	Wells Fargo MTN
742,000	4.100%, 06/03/26	803,320
	Wells Fargo Capital X
405,000	5.950%, 12/15/36	446,513
		26,818,917

Principal Amount †		Value $

	Healthcare — 3.8%
	AbbVie
100,000	3.200%, 11/06/22	105,130
	Actavis Funding SCS
710,000	3.450%, 03/15/22	747,647
	Aetna
507,000	2.800%, 06/15/23	522,625
	Boston Scientific
320,000	2.650%, 10/01/18	328,387
	EMD Finance LLC (2)
1,000,000	2.400%, 03/19/20	1,016,683
	HCA
200,000	4.750%, 05/01/23	209,000
	HealthSouth
334,000	5.750%, 09/15/25	346,565
	Merck
500,000	2.350%, 02/10/22	516,585
		3,792,622
	Industrials — 2.0%
	Barrick North America Finance LLC
77,000	4.400%, 05/30/21	84,376
	Fly Leasing
430,000	6.375%, 10/15/21	431,075
	GE Capital International Funding
277,000	4.418%, 11/15/35	319,920
	General Electric Capital MTN
79,000	6.875%, 01/10/39	121,518
	Lockheed Martin
700,000	2.500%, 11/23/20	727,352
	Meritor
330,000	6.250%, 02/15/24	292,050
		1,976,291
	Information Technology — 0.5%
	Diamond 1 Finance (2)
445,000	5.450%, 06/15/23	471,975

	Materials — 0.9%
	Barrick
276,000	4.100%, 05/01/23	296,561
	BHP Billiton Finance USA (1) (2)
260,000	6.250%, 10/19/75	282,100
	Eastman Chemical
280,000	3.800%, 03/15/25	297,480
		876,141
	Telecommunication Services — 1.8%
	AT&T
840,000	3.900%, 03/11/24	903,247
	Inmarsat Finance (2)
275,000	4.875%, 05/15/22	257,070
	Telecom Italia (2)
235,000	5.303%, 05/30/24	238,819
	T-Mobile USA
200,000	6.500%, 01/15/26	217,350
	Verizon Communications
150,000	3.650%, 09/14/18	157,700
		1,774,186
	Utilities — 2.2%
	Berkshire Hathaway Energy
185,000	5.750%, 04/01/18	198,523
	Calpine (2)
110,000	5.250%, 06/01/26	112,475
	Dynegy
130,000	7.625%, 11/01/24	126,750
70,000	7.375%, 11/01/22	68,950
	Exelon
93,000	2.450%, 04/15/21	94,998
	Fermaca Enterprises S de RL (2)
309,411	6.375%, 03/30/38	317,920
	Mexico Generadora de Energia (2)
190,276	5.500%, 12/06/32	190,276
	Southern
735,000	2.950%, 07/01/23	764,124
	Suburban Propane Partners
300,000	5.750%, 03/01/25	300,000
		2,174,016
	TOTAL CORPORATE OBLIGATIONS (Cost $54,173,737)	55,288,240

	ASSET-BACKED SECURITIES — 16.5%
	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class C
94,531	1.570%, 01/08/19	94,640
	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C
680,000	2.290%, 11/08/19	686,603

Principal Amount †		Value $

	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C
505,000	2.150%, 03/09/20	508,499
	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C
415,000	2.180%, 06/08/20	418,965
	ARL Second LLC, Series 2014-1A, Class A2 (2)
775,000	3.970%, 06/15/44	747,231
	BA Credit Card Trust, Series 2007-A11, Class A (1)
100,000	0.551%, 12/15/19	99,865
	BA Credit Card Trust, Series 2014-A1, Class A (1)
170,000	0.861%, 06/15/21	170,116
	Barclays Dryrock Issuance Trust, Series 2014-3, Class A
151,000	2.410%, 07/15/22	155,557
	Cabela’s Credit Card Master Note Trust, Series 2014-2, Class A (1)
106,000	0.932%, 07/15/22	105,111
	CarFinance Capital Auto Trust, Series 2015-1A, Class A (2)
183,175	1.750%, 06/15/21	182,397
	Chase Issuance Trust, Series 2013-A9, Class A (1)
200,000	0.901%, 11/16/20	200,566
	Citi Held For Asset Issuance, Series 2015-PM1, Class A (2)
147,276	1.850%, 12/15/21	147,029
	Consumer Credit Origination Loan Trust, Series 2015-1, Class A (2)
59,306	2.820%, 03/15/21	59,367
	CPS Auto Receivables Trust, Series 2014-C, Class A (2)
203,961	1.310%, 02/15/19	203,744
	Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class AF1
19,158	5.000%, 03/25/31	18,724
	Cronos Containers Program, Series 2013-1A, Class A (2)
168,750	3.080%, 04/18/28	161,813
	DT Auto Owner Trust, Series 2014-1A, Class C (2)
155,612	2.640%, 10/15/19	155,972
	DT Auto Owner Trust, Series 2014-2A, Class C (2)
312,992	2.460%, 01/15/20	313,248
	Element Rail Leasing II LLC, Series 2015-1A, Class A2 (2)
1,085,000	3.585%, 02/19/45	1,054,415
	Exeter Automobile Receivables Trust, Series 2014-2A, Class A (2)
2,841	1.060%, 08/15/18	2,840
	Flagship Credit Auto Trust, Series 2013-2, Class A (2)
33,300	1.940%, 01/15/19	33,340
	Flagship Credit Auto Trust, Series 2014-1, Class B (2)
160,000	2.550%, 02/18/20	159,329
	Flagship Credit Auto Trust, Series 2015-2, Class A (2)
796,175	1.980%, 10/15/20	795,572
	Global SC Finance, Series 2013-1A, Class A (2)
432,000	2.980%, 04/17/28	415,821
	Global SC Finance, Series 2014-1A, Class A1 (2)
292,000	3.190%, 07/17/29	280,205
	Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3
200,968	1.100%, 09/15/19	201,068
	OneMain Financial Issuance Trust, Series 2014-1A, Class A (2)
636,507	2.430%, 06/18/24	637,762
	OneMain Financial Issuance Trust, Series 2014-2A, Class A (2)
424,008	2.470%, 09/18/24	425,836
	OneMain Financial Issuance Trust, Series 2015-1A, Class A (2)
520,000	3.190%, 03/18/26	527,300
	Prestige Auto Receivables Trust, Series 2014-1A, Class B (2)
310,000	1.910%, 04/15/20	308,388

Principal Amount †		Value $

	Santander Drive Auto Receivables Trust, Series 2013-3, Class C
203,648	1.810%, 04/15/19	204,137
	Santander Drive Auto Receivables Trust, Series 2013-5, Class C
825,000	2.250%, 06/17/19	829,213
	Santander Drive Auto Receivables Trust, Series 2014-1, Class C
815,000	2.360%, 04/15/20	820,311
	Santander Drive Auto Receivables Trust, Series 2014-2, Class C
505,000	2.330%, 11/15/19	509,240
	SpringCastle America Funding LLC, Series 2014-AA, Class A (2)
160,611	2.700%, 05/25/23	161,107
	SpringCastle America Funding LLC, Series 2014-AA, Class B (2)
1,010,000	4.610%, 10/25/27	1,010,048
	Springleaf Funding Trust, Series 2015-AA, Class A (2)
850,000	3.160%, 11/15/24	857,705
	Store Master Funding I LLC, Series 2015-1A, Class A1 (2)
631,031	3.750%, 04/20/45	610,143
	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A
200,000	2.220%, 01/15/22	203,987
	Synchrony Credit Card Master Note Trust, Series 2012-3, Class A (1)
100,000	0.931%, 03/15/20	100,076
	Trinity Rail Leasing LLC, Series 2013-1A, Class A (2)
271,811	3.898%, 07/15/43	270,543
	United Auto Credit Securitization Trust, Series 2015-1, Class C (2)
268,906	2.250%, 06/17/19	268,597
	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3
149,634	0.910%, 10/22/18	149,094
	Westlake Automobile Receivables Trust, Series 2014-1A, Class C (2)
223,527	1.700%, 11/15/19	223,411
	World Financial Network Credit Card Master Trust, Series 2015-A, Class A (1)
635,000	0.961%, 02/15/22	635,840
	World Omni Auto Receivables Trust, Series 2014-A, Class A3
102,189	0.940%, 04/15/19	102,119
	TOTAL ASSET-BACKED SECURITIES (Cost $16,325,697)	16,226,894

	U.S. TREASURY OBLIGATIONS (3) — 15.0%
	United States Treasury Inflation Indexed Bonds
598,195	1.000%, 02/15/46	662,371
2,903,461	0.750%, 02/15/45	3,035,911
781,739	0.125%, 07/15/26	795,664
	United States Treasury Notes
1,807,000	3.000%, 11/15/45	2,127,354
541,600	2.500%, 02/15/46	577,651
520,000	2.500%, 05/15/46	555,832
2,677,400	2.250%, 11/15/25	2,863,511
425,000	1.625%, 02/15/26	431,330
825,000	1.625%, 05/15/26	837,375
330,000	1.375%, 04/30/21	335,375
1,520,000	1.125%, 06/30/21	1,526,531
990,000	0.750%, 07/15/19	989,768
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,784,035)	14,738,673

Principal Amount †		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 5.5%
	Federal Home Loan Mortgage Corporation — 1.8%
	FHLMC
593,948	3.500%, 05/01/46	627,256
797,803	3.000%, 06/01/46	830,467
	FHLMC Gold
107,705	4.500%, 10/01/24	110,680
179,335	3.000%, 01/01/43	189,024
	FHLMC IO REMIC
3	1140.323%, 01/15/22 (1)	44
		1,757,471
	Federal National Mortgage Corporation — 1.6%
	FNMA
65,302	5.000%, 10/01/29	72,237
209,670	3.210%, 06/01/42 (1)	219,326
112,051	3.000%, 05/01/43	117,223
380,245	3.000%, 06/01/43	397,794
136,102	3.000%, 07/01/43	142,089
599,780	3.000%, 07/01/46	624,799
		1,573,468
	Government National Mortgage Corporation — 2.1%
	GNMA (1)
278,639	2.602%, 04/16/54	289,488
2,579,702	1.340%, 08/16/55	211,479
2,149,740	1.114%, 02/16/48	117,495
1,796,948	0.940%, 10/16/44	70,960
2,424,133	0.840%, 07/16/54	132,076
10,812,056	0.826%, 08/16/54	550,616
3,909,409	0.659%, 06/16/52	171,677
	GNMA IO (1)
421,210	0.965%, 06/16/54	21,009
2,505,315	0.847%, 12/16/51	149,977
2,256,722	0.740%, 01/16/54	125,742
1,747,038	0.588%, 08/16/52	58,305
3,669,206	0.567%, 12/16/53	163,323
		2,062,147
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $5,729,095)	5,393,086

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (1) (2) — 2.0%
	BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A
360,000	1.242%, 06/15/28	358,436
	Commercial Mortgage Trust, Series 2014-TWC, Class A
355,000	1.328%, 02/13/32	354,394
	GP Portfolio Trust, Series 2014-GPP, Class A
487,685	1.392%, 02/15/27	486,446
	Hilton USA Trust, Series 2013-HLF, Class AFL
276,548	1.468%, 11/05/30	277,107
	LSTAR Commercial Mortgage Trust, Series 2014-2, Class B
205,000	4.205%, 01/20/41	208,442
	SCG Trust, Series 2013-SRP1, Class A
220,000	1.842%, 11/15/26	220,170
	WaMu Commercial Mortgage Securities Trust, Series 2007-SL3, Class A1A
52,546	5.648%, 03/23/45	52,748
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,958,372)	1,957,743

	MUNICIPAL BONDS — 1.6%
	Florida — 1.2%
	Hurricane Catastrophe Fund Finance RB, Series A
1,130,000	2.995%, 07/01/20	1,184,421

	Ohio — 0.0%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	68,141

Principal Amount †			Value $

		Pennsylvania — 0.4%
		Philadelphia Authority for Industrial Development RB
	350,000	3.964%, 04/15/26	365,081
		TOTAL MUNICIPAL BONDS (Cost $1,541,655)	1,617,643

		SOVEREIGN GOVERNMENTS — 1.5%
		Brazilian Government International Bond
	490,000	5.625%, 02/21/47	475,913
		Mexican Bonos
MXN	13,915,000	8.000%, 06/11/20	806,173
		Province of Manitoba Canada
	185,000	9.625%, 12/01/18	218,304
		TOTAL SOVEREIGN GOVERNMENTS (Cost $1,832,390)	1,500,390

		COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
		FREMF Mortgage Trust, Series KF02, Class B (1) (2)
	229,339	3.453%, 12/25/45	229,264
		Impac Secured Assets Trust, Series 2006-1, Class 2A2 (1)
	123,006	0.863%, 05/25/36	112,204
		Impac Secured Assets Trust, Series 2006-2, Class 2M1 (1)
	130,000	0.953%, 08/25/36	120,457
		Thornburg Mortgage Securities Trust, Series 2005-1, Class A3 (1)
	212,419	2.542%, 04/25/45	213,255
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $668,942)	675,180

Number of Contracts
/Notional Amount

	EXCHANGE TRADED PURCHASED OPTION (4) — 0.0%
47	U.S. Treasury Bond Future Put, Expires: 08/29/16, Strike Price: $170.00 (Cost $74,857)	24,969

	OTC PURCHASED SWAPTION (4) — 0.0%
3,000,000	Cdx.Na.Ig Payer Swaption, Expires: 08/17/16, Strike Price: $82.50 (Cost $9,000)	1,185
	TOTAL INVESTMENTS — 98.9% (Cost $96,097,780)*	97,424,003
	OTHER ASSETS LESS LIABILITIES — 1.1%	1,113,468
	NET ASSETS — 100%	$98,537,471

	EXCHANGE TRADED WRITTEN OPTION (4) — 0.0%
(47)	U.S. Treasury Bond Future Put, Expires: 08/29/16, Strike Price: $166.00 (Premiums Received $32,672)	(6,609)

	OTC WRITTEN SWAPTION (4) — 0.0%
(3,000,000)	Cdx.Na.Ig Payer Swaption, Expires: 08/17/16, Strike Price $105.00 (Premiums Received $2,910)	(111)

†                 In U.S. Dollars unless otherwise indicated.

(1)         Variable Rate Security — Rate disclosed is as of July 31, 2016.

(2)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $23,759,725, representing 24.1% of the net assets of the Fund.

(3)         Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(4)         Denotes non-income producing security.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $96,097,780, and the unrealized appreciation and depreciation were $2,907,680 and $(1,581,457), respectively.

The open futures contracts held by the Fund at July 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
90-Day Euro$	(197)	Dec-2017	$(368,737)
90-Day Euro$	98	Mar-2017	29,659
90-Day Euro$	98	Sep-2016	11,679
Euro-Bund	(60)	Sep-2016	(203,075)
U.S. 2-Year Treasury Note	(45)	Sep-2016	(28,153)
U.S. 5-Year Treasury Note	16	Sep-2016	30,771
U.S. 10-Year Treasury Note	35	Sep-2016	37,442
U.S. Long Treasury Bond	18	Sep-2016	217,245
U.S. Ultra Long Treasury Bond	(9)	Sep-2016	(143,173)
			$(416,342)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
State Street Bank	10/14/16	MXN	17,900,000	USD	970,142	$23,196

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2016 is as follows:

Credit Default Swaps — Buy Protection

						Premiums	Unrealized
					Notional	Paid	Appreciation
Reference Entity	Fixed Rate	Counterparty	Maturity	Currency	Amount	(Received)	(Depreciation)
Cdx.Na.Hy S25 5Year	5.00%	Credit Suisse	12/20/20	USD	1,188,000	$10,518	$(65,811)
Cdx.Na.Ig S25 5Year	1.00%	Morgan Stanley	12/20/20	USD	6,845,000	1,603	(61,325)
						$12,121	$(127,136)

Cdx .Na .Hy — Credit Derivatives Index - High Yield

Cdx .Na .Ig — Credit Derivatives Index - Investment Grade

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

LLC — Limited Liability Corporation

MTN — Medium Term Note

MXN — Mexican Peso

OTC — Over the Counter

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Multi-Asset Income Fund

Schedule of Investments

July 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 32.7%
	Australia — 0.9%
13,655	AusNet Services	18,367
154	CSL	13,810
481	Flight Centre Travel Group	11,767
36,903	Qantas Airways	88,620
23,984	Telstra	105,167
		237,731
	Canada — 1.2%
141	Agrium	12,797
237	Bank of Montreal	15,193
289	Bank of Nova Scotia	14,677
1,872	BCE	89,654
172	Canadian Imperial Bank of Commerce	13,067
240	Loblaw	13,387
936	Manulife Financial	12,761
2,867	Pembina Pipeline	83,618
460	Power Financial	10,636
368	Rogers Communications
	Class B	16,254
251	Royal Bank of Canada	15,301
436	Saputo	13,100
		310,445
	China — 1.4%
222,000	Agricultural Bank of China Class H	81,551
109,000	Bank of China Class H	44,817
191,000	China Construction Bank Class H	128,016
217,000	Industrial & Commercial Bank of China Class H	122,787
		377,171
	Finland — 0.2%
334	Elisa	12,113
1,691	Stora Enso Class R	15,351
750	UPM-Kymmene	15,454
		42,918
	France — 1.6%
4,706	AXA	95,914
245	BNP Paribas	12,149
406	Eutelsat Communications	8,071
176	Groupe Danone	13,553
469	L’Oreal	89,270
4,058	Total	193,996
174	Vinci	13,207
		426,160
	Germany — 1.9%
919	Allianz	131,821
1,785	BASF	140,214
867	Bayer	93,267
1,157	Daimler	78,673
436	Evonik Industries	13,590
144	Hannover Rueck	14,734
144	Henkel KGaA	15,632
148	Siemens	16,070
		504,001
	Hong Kong — 0.6%
8,000	Cathay Pacific Airways	12,992
1,500	CLP Holdings	15,622
700	Hang Seng Bank	12,496
21,500	HK Electric Investments (1)	20,590
37,000	HKT Trust and HKT	58,468
37,500	WH Group (1)	29,533
2,000	Wharf Holdings	13,779
		163,480
	Ireland — 0.0%
233	Eaton	14,775

	Italy — 0.3%
4,174	Assicurazioni Generali	54,972
2,692	Snam Rete Gas	15,575
		70,547
	Japan — 1.3%
5,500	Astellas Pharma	92,794
300	Bridgestone	10,588
300	FamilyMart	17,817
800	Fuji Heavy Industries	31,479
400	Hoya	14,407
900	ITOCHU	10,342
1,700	Japan Airlines	53,248
700	Japan Tobacco	27,613
200	Kao	10,885
700	Komatsu	13,855
700	Mitsubishi Tanabe Pharma	13,199
1,700	Nissan Motor	16,861
300	Seven & I Holdings	12,652
3,000	Tokyo Gas	12,907
1,000	TonenGeneral Sekiyu	9,105
		347,752

Shares		Value $

	Netherlands — 1.1%
314	Boskalis Westminster	11,536
7,594	ING Groep	84,901
3,905	Koninklijke Ahold Delhaize	93,254
1,390	LyondellBasell Industries Class A	104,611
		294,302
	Norway — 0.3%
1,500	Orkla	13,921
2,165	Yara International	70,386
		84,307
	Portugal — 0.2%
12,351	EDP - Energias de Portugal	42,364

	Russia — 0.4%
2,393	LUKOIL ADR	103,995
2,280	Surgutneftegas OAO ADR	10,648
		114,643
	Singapore — 0.2%
4,800	Singapore Telecommunications	14,965
9,300	StarHub	27,192
		42,157
	South Africa — 0.4%
1,376	Barclays Africa Group	15,215
1,500	Bidvest Group	17,235
4,469	FirstRand	15,643
1,486	Liberty Holdings	13,114
3,577	RMB Holdings	16,028
2,080	Spar Group	31,029
2,944	Telkom	13,663
		121,927
	South Korea — 0.1%
137	KT&G	14,799
10	Samsung Electronics	13,739
		28,538
	Spain — 0.5%
4,764	Endesa	100,105
831	Gas Natural SDG	17,192
1,982	Iberdrola	13,617
		130,914
	Sweden — 0.2%
1,227	ICA Gruppen	41,053
404	Svenska Cellulosa Class B	12,016
		53,069
	Switzerland — 2.3%
518	Actelion	91,874
748	Baloise Holding	84,277
11	Barry Callebaut	14,391
306	Cie Financiere Richemont	18,612
516	Coca-Cola HBC	10,660
9	Galenica	11,608
8	Lindt & Sprüngli	47,049
82	Lonza Group	15,458
31	Partners Group Holding	14,185
71	Schindler Holding	13,618
3	Sika	14,071
619	Sonova Holding	84,816
44	Swatch Group	11,536
196	Swisscom	96,483
6,005	UBS Group	82,714
255	Wolseley	14,205
		625,557
	Taiwan — 1.0%
5,000	Formosa Petrochemical	14,222
5,000	Hon Hai Precision Industry	13,767
38,000	Taiwan Semiconductor Manufacturing	205,338
7,000	Uni-President Enterprises	14,297
10,000	Zhen Ding Technology Holding	20,518
		268,142
	Thailand — 0.2%
12,700	Advanced Info Service NVDR	64,904

	Turkey — 0.1%
852	Tupras Turkiye Petrol Rafinerileri	18,210

	United Kingdom — 2.1%
325	Associated British Foods	11,575
10,791	Barratt Developments	62,481
2,084	Berkeley Group Holdings	73,999
2,196	BT Group Class A	12,013
3,160	Diageo	90,375
3,914	easyJet	53,924
1,325	Inmarsat	13,713
9,789	National Grid	140,305
163	Reckitt Benckiser Group	15,795
963	Sky	11,732
32,454	Taylor Wimpey	66,446
2,552	William Hill	10,804

Shares		Value $

589	WPP	13,236
		576,398
	United States — 14.2%
520	3M	92,747
111	Aetna	12,788
327	Agilent Technologies	15,732
371	Ameren	19,455
253	American Electric Power	17,533
571	Amgen	98,229
608	Anthem	79,855
889	Apple	92,643
5,319	AT&T	230,259
6,244	Bank of America	90,476
492	Best Buy	16,531
124	Brown-Forman Class B	12,176
1,478	Campbell Soup	92,035
1,089	Cardinal Health	91,041
172	CH Robinson Worldwide	11,975
160	Church & Dwight	15,718
7,601	Cisco Systems	232,059
303	Citigroup	13,274
351	CMS Energy	15,858
1,436	Comcast Class A	96,571
443	ConAgra Foods	20,715
167	Consolidated Edison	13,374
112	Cummins	13,750
868	CVS Health	80,481
209	Dominion Resources	16,306
959	Dr. Pepper Snapple Group	94,471
191	DTE Energy	18,626
1,774	Duke Energy	151,837
209	Edison International	16,173
143	Estee Lauder Class A	13,285
234	Eversource Energy	13,687
2,494	ExxonMobil	221,841
1,867	General Mills	134,219
1,775	General Motors	55,983
156	Genuine Parts	15,949
318	Hormel Foods	11,877
6,935	Intel	241,754
762	Johnson & Johnson	95,425
1,409	JPMorgan Chase	90,134
2,554	Kohl’s	106,221
364	Kroger	12,445
516	Macy’s	18,488
360	Marathon Petroleum	14,180
933	MasterCard Class A	88,859
143	McCormick	14,622

Shares/ Principal
Amount †

129	Molson Coors Brewing Class B	13,178
115	NextEra Energy	14,753
198	Omnicom Group	16,293
2,269	Oracle	93,120
162	Phillips 66	12,322
339	PPL	12,784
337	Principal Financial Group	15,714
410	Public Service Enterprise Group	18,864
283	QUALCOMM	17,710
357	Quest Diagnostics	30,831
236	ResMed	16,256
132	Rockwell Automation	15,101
154	Target	11,601
235	Texas Instruments	16,391
234	Tyson Foods Class A	17,222
631	UnitedHealth Group	90,359
1,337	Valero Energy	69,898
579	Visa Class A	45,191
164	Walgreens Boots Alliance	12,997
1,219	Wal-Mart Stores	88,951
906	Walt Disney	86,931
213	WEC Energy Group	13,826
1,720	Wells Fargo	82,508
302	Western Digital	14,348
374	Whole Foods Market	11,400
58	WW Grainger	12,693
441	Xcel Energy	19,395
173	Yum! Brands	15,470
		3,807,764
	TOTAL COMMON STOCK (Cost $8,609,591)	8,768,176

	CORPORATE OBLIGATIONS — 29.0%
	Australia — 0.0%
	Sydney Airport Finance (1)
10,000	3.625%, 04/28/26	10,513

	Canada — 0.2%
	Valeant Pharmaceuticals International (1)
55,000	6.125%, 04/15/25	45,788

	Chile — 0.4%
	Nacional del Cobre de Chile (2)
100,000	5.625%, 09/21/35	116,443

Principal Amount †			Value $

		Colombia — 0.2%
		Empresa de Telecomunicaciones de Bogota (2)
COP	68,000,000	7.000%, 01/17/23	16,352
		Empresas Publicas de Medellin ESP
COP	42,000,000	7.625%, 09/10/24 (1)	12,304
COP	56,000,000	7.625%, 09/10/24 (2)	16,451
			45,107
		France — 0.8%
		La Mondiale SAM (2) (3)
	200,000	7.625%, 04/29/49	215,500

		Germany — 0.6%
		ZF North America Capital (1)
	150,000	4.750%, 04/29/25	157,313

		Indonesia — 0.8%
		Pertamina Persero MTN (2)
	200,000	5.625%, 05/20/43	207,291

		Italy — 0.7%
		Wind Acquisition Finance (1)
	200,000	7.375%, 04/23/21	199,500

		Luxembourg — 1.0%
		Altice (1)
	200,000	7.750%, 05/15/22	203,630
		ArcelorMittal
	55,000	6.125%, 06/01/25	58,558
			262,188
		Mexico — 0.7%
		Petroleos Mexicanos
MXN	430,000	7.650%, 11/24/21 (1)	22,326
	85,000	6.625%, 06/15/35	88,311
	65,000	5.500%, 06/27/44	59,143
		Petroleos Mexicanos MTN
	20,000	4.250%, 01/15/25	19,450
			189,230
		Netherlands — 0.9%
		Koninklijke KPN (1) (3)
	200,000	7.000%, 03/28/73	217,750
		Sensata Technologies BV (1)
	20,000	5.000%, 10/01/25	20,600
			238,350

		New Zealand — 0.3%
		Beverage Packaging Holdings Luxembourg II (1)
	26,000	5.625%, 12/15/16	26,032
		Reynolds Group Issuer
	48,000	7.000%, 07/15/24 (1)	50,820
	15,000	5.750%, 10/15/20	15,525
			92,377
		Panama — 0.2%
		ENA Norte Trust (2)
	53,888	4.950%, 04/25/23	56,448

		South Africa — 0.8%
		Eskom Holdings SOC (2)
	200,000	7.125%, 02/11/25	205,000

		United Kingdom — 0.1%
		Ensco
	25,000	5.750%, 10/01/44	14,656

		United States — 21.3%
		Acadia Healthcare
	60,000	5.625%, 02/15/23	59,873
		Ahern Rentals (1)
	94,000	7.375%, 05/15/23	66,740
		Aircastle
	35,000	5.000%, 04/01/23	36,795
		Albertsons LLC (1)
	35,000	6.625%, 06/15/24	37,275
		Alliance One International
	23,000	9.875%, 07/15/21	20,326
		American Tower REIT
	25,000	3.375%, 10/15/26	25,880
		Anheuser-Busch InBev
		Finance
	10,000	4.900%, 02/01/46	12,232
		Apple
	100,000	3.850%, 05/04/43	101,732
		Argos Merger Sub (1)
	20,000	7.125%, 03/15/23	20,950
		Bank of America (3)
	150,000	5.200%, 12/29/49	147,562
		BlueLine Rental Finance (1)
	56,000	7.000%, 02/01/19	51,800
		Boyd Gaming
	80,000	6.875%, 05/15/23	86,100
	10,000	6.375%, 04/01/26 (1)	10,712
		BWAY Holding (1)
	110,000	9.125%, 08/15/21	110,000

Principal Amount †		Value $

	CCO Holdings LLC (1)
50,000	5.875%, 04/01/24	53,500
75,000	5.125%, 05/01/23	77,719
	Charter Communications Operating LLC (1)
25,000	6.484%, 10/23/45	30,101
	Chesapeake Energy
100,000	5.375%, 06/15/21	66,000
	CommScope Technologies Finance LLC (1)
80,000	6.000%, 06/15/25	84,800
	Continental Resources
20,000	5.000%, 09/15/22	18,800
	Crestwood Midstream Partners
40,000	6.250%, 04/01/23	37,400
	DaVita HealthCare Partners
100,000	5.125%, 07/15/24	103,416
	Devon Energy
50,000	5.000%, 06/15/45	46,272
	DISH DBS
20,000	7.750%, 07/01/26 (1)	20,787
75,000	5.875%, 11/15/24	72,656
	Dollar Tree (1)
30,000	5.750%, 03/01/23	32,362
	Dynegy
30,000	7.625%, 11/01/24	29,250
	Endeavor Energy Resources (1)
25,000	8.125%, 09/15/23	25,437
20,000	7.000%, 08/15/21	19,800
	Energy Transfer Equity
100,000	5.875%, 01/15/24	100,809
	Energy Transfer Partners
100,000	5.150%, 02/01/43	93,554
	EV Energy Partners
100,000	8.000%, 04/15/19	59,500
	Exelon
4,000	2.450%, 04/15/21	4,086
	Ferrellgas
100,000	6.750%, 01/15/22	91,000
	First Data (1)
40,000	7.000%, 12/01/23	41,300
50,000	5.375%, 08/15/23	51,500
	GCI
50,000	6.875%, 04/15/25	52,125
	General Electric Capital, Series A MTN
20,000	6.750%, 03/15/32	28,426
	GLP Capital
15,000	5.375%, 04/15/26	16,031
	Goldman Sachs Group
100,000	6.750%, 10/01/37	128,607
	Halcon Resources (1)
19,000	12.000%, 02/15/22	17,290
	Hanesbrands (1)
10,000	4.875%, 05/15/26	10,275
	HCA
153,000	5.250%, 04/15/25	163,614
	HD Supply (1)
10,000	5.750%, 04/15/24	10,674
	HealthSouth
50,000	5.125%, 03/15/23	50,500
	Infor US
50,000	6.500%, 05/15/22	49,750
	JC Penney
50,000	6.375%, 10/15/36	39,500
	Jones Energy Holdings LLC
75,000	6.750%, 04/01/22	61,125
	JPMorgan Chase (3)
85,000	6.750%, 08/29/49	95,829
	Kinder Morgan
100,000	5.550%, 06/01/45	100,613
	Kraft Heinz Foods (1)
5,000	4.375%, 06/01/46	5,463
	L Brands
50,000	6.750%, 07/01/36	52,657
	LifePoint Health (1)
40,000	5.375%, 05/01/24	41,000
	McDonald’s MTN
20,000	4.875%, 12/09/45	24,000
	MDC Partners (1)
40,000	6.500%, 05/01/24	38,900
	Men’s Wearhouse
100,000	7.000%, 07/01/22	88,500
	Meritor
150,000	6.250%, 02/15/24	132,750
	MetLife
100,000	6.400%, 12/15/36	111,233
	MGM Resorts International
100,000	6.000%, 03/15/23	108,438
	Milacron LLC (1)
50,000	7.750%, 02/15/21	52,750
	MPG Holdco I
82,000	7.375%, 10/15/22	84,460

Principal Amount †		Value $

	MPT Operating Partnership REIT
25,000	6.375%, 03/01/24	27,375
3,000	5.500%, 05/01/24	3,120
	Mustang Merger (1)
12,000	8.500%, 08/15/21	12,600
	Navient LLC MTN
75,000	6.125%, 03/25/24	71,250
	NCI Building Systems (1)
75,000	8.250%, 01/15/23	82,500
	NES Rentals Holdings (1)
50,000	7.875%, 05/01/18	49,000
	NRG Energy (1)
45,000	7.250%, 05/15/26	46,406
	Oasis Petroleum
100,000	6.875%, 03/15/22	87,750
	Oracle
100,000	4.125%, 05/15/45	104,772
	Pfizer
100,000	4.400%, 05/15/44	116,738
	Philip Morris International
10,000	2.125%, 05/10/23	10,096
	Post Holdings
100,000	7.375%, 02/15/22	107,195
	Qualitytech
150,000	5.875%, 08/01/22	154,313
	Sabine Pass Liquefaction LLC
100,000	5.750%, 05/15/24	103,000
	Scientific Games International (1)
50,000	7.000%, 01/01/22	52,250
	Select Medical
50,000	6.375%, 06/01/21	49,719
	Sirius XM Radio (1)
55,000	5.375%, 04/15/25	56,633
15,000	5.375%, 07/15/26	15,394
	Sprint
100,000	7.250%, 09/15/21	93,813
	Standard Industries (1)
32,000	6.000%, 10/15/25	34,800
25,000	5.500%, 02/15/23	26,188
15,000	5.125%, 02/15/21	15,750
	Suburban Propane Partners
100,000	5.500%, 06/01/24	100,750
	SUPERVALU
87,000	7.750%, 11/15/22	76,125
	Targa Resources Partners (1)
50,000	6.750%, 03/15/24	52,375
	Tesoro Logistics
10,000	6.375%, 05/01/24	10,594
5,000	6.125%, 10/15/21	5,219
	T-Mobile USA
75,000	6.375%, 03/01/25	80,531
20,000	6.000%, 04/15/24	21,394
	Tyco International Finance
4,000	5.125%, 09/14/45	4,772
	United Rentals North America
100,000	5.750%, 11/15/24	104,250
	United States Steel (1)
15,000	8.375%, 07/01/21	16,406
	Vander Intermediate Holding II (1)
50,000	9.750%, 02/01/19	28,750
	Verizon Communications
130,000	4.672%, 03/15/55	135,639
	Viking Cruises (1)
8,000	8.500%, 10/15/22	7,100
	Waste Management
5,000	2.400%, 05/15/23	5,099
	WaveDivision Escrow LLC (1)
150,000	8.125%, 09/01/20	156,188
	West (1)
50,000	5.375%, 07/15/22	46,813
	Whiting Petroleum
30,000	5.750%, 03/15/21	25,275
		5,710,478
	TOTAL CORPORATE OBLIGATIONS (Cost $7,866,799)	7,766,182

	FOREIGN GOVERNMENT BONDS — 19.8%
	Argentina — 1.2%
	Argentine Republic Government International Bond (1)
150,000	7.500%, 04/22/26	163,275
	Provincia de Cordoba (2)
150,000	7.125%, 06/10/21	151,500
		314,775

Principal Amount †			Value $

		Brazil — 2.2%
		Brazil Notas do Tesouro Nacional Serie F
BRL	370,000	10.000%, 01/01/18	110,155
BRL	295,000	10.000%, 01/01/19	87,007
BRL	280,000	10.000%, 01/01/21	80,796
BRL	315,000	10.000%, 01/01/23	89,175
BRL	145,000	10.000%, 01/01/25	40,593
		Brazilian Government International Bond
	200,000	2.625%, 01/05/23	184,800
			592,526
		Canada — 0.2%
		Canadian Government Bond
CAD	13,000	5.750%, 06/01/29	15,164
CAD	1,000	2.750%, 12/01/48	978
CAD	35,000	0.750%, 03/01/21	26,990
			43,132
		Colombia — 0.6%
		Colombia Government International Bond
COP	83,000,000	7.750%, 04/14/21	28,151
COP	472,000,000	4.375%, 03/21/23	135,873
			164,024
		El Salvador — 0.2%
		El Salvador Government International Bond (2)
	65,000	5.875%, 01/30/25	65,000

		France — 0.1%
		France Government Bond OAT (2)
EUR	6,339	4.000%, 04/25/55	13,897
EUR	13,000	1.250%, 05/25/36 (1)	16,134
			30,031
		Ghana — 0.4%
		Ghana Government International Bond (2)
	100,000	8.500%, 10/04/17	102,925

		Hungary — 0.8%
		Hungary Government Bond
HUF	8,220,000	5.500%, 06/24/25	35,907
HUF	18,070,000	3.500%, 06/24/20	69,362
HUF	4,460,000	3.000%, 06/26/24	16,366
HUF	13,830,000	2.500%, 06/22/18	50,903
		Hungary Government International Bond
	40,000	5.375%, 02/21/23	44,875
			217,413
		Indonesia — 1.5%
		Indonesia Treasury Bond
IDR	400,000,000	8.375%, 03/15/24	33,225
IDR	553,000,000	7.000%, 05/15/22	42,680
IDR	366,000,000	7.000%, 05/15/27	27,766
IDR	1,718,000,000	6.625%, 05/15/33	120,288
IDR	2,235,000,000	6.125%, 05/15/28	154,976
IDR	530,000,000	5.625%, 05/15/23	37,721
			416,656
		Italy — 0.6%
		Italy Buoni Poliennali Del
		Tesoro
EUR	60,000	5.500%, 09/01/22	87,079
EUR	23,000	5.000%, 08/01/34 (2)	38,640
EUR	5,000	4.750%, 09/01/44 (1) (2)	8,728
EUR	15,000	2.500%, 12/01/24	18,839
			153,286
		Kazakhstan — 0.7%
		Kazakhstan Government International Bond (2)
	200,000	3.875%, 10/14/24	203,000

		Lebanon — 0.4%
		Lebanon Government International Bond MTN (2)
	100,000	5.450%, 11/28/19	99,690

		Malaysia — 1.2%
		Malaysia Government Bond
MYR	580,000	4.240%, 02/07/18	145,783
MYR	40,000	4.181%, 07/15/24	10,272
MYR	85,000	3.892%, 03/15/27	21,054
MYR	285,000	3.844%, 04/15/33	67,228
MYR	130,000	3.654%, 10/31/19	32,528
MYR	35,000	3.492%, 03/31/20	8,716
MYR	145,000	3.418%, 08/15/22	35,739
			321,320
		Mexico — 1.3%
		Mexican Bonos
MXN	665,000	8.000%, 12/07/23	40,163
MXN	45,000	7.500%, 06/03/27	2,679
MXN	1,735,000	6.500%, 06/09/22	96,207
MXN	1,250,000	5.750%, 03/05/26	65,854

Principal Amount †			Value $

		Mexico Government International Bond MTN
	40,000	4.750%, 03/08/44	42,900
	90,000	3.500%, 01/21/21	95,625
			343,428
		Peru — 1.1%
		Peru Government Bond
PEN	415,000	6.950%, 08/12/31	135,477
PEN	75,000	5.200%, 09/12/23	22,272
		Peruvian Government International Bond
	50,000	5.625%, 11/18/50	63,500
	75,000	4.125%, 08/25/27	83,625
			304,874
		Poland — 1.2%
		Poland Government Bond
PLN	220,000	5.250%, 10/25/20	63,681
PLN	250,000	4.000%, 10/25/23	70,104
PLN	590,000	3.250%, 07/25/19	157,698
PLN	135,000	2.500%, 07/25/26	33,589
			325,072
		Romania — 0.2%
		Romania Government Bond
RON	80,000	5.850%, 04/26/23	23,954
RON	20,000	5.750%, 04/29/20	5,716
RON	80,000	4.750%, 02/24/25	22,502
			52,172
		Russia — 1.5%
		Russian Federal Bond - OFZ
RUB	6,955,000	6.700%, 05/15/19	100,399
RUB	995,000	6.400%, 05/27/20	14,078
RUB	4,245,000	6.200%, 01/31/18	61,845
		Russian Foreign Bond - Eurobond (2)
	200,000	4.875%, 09/16/23	217,037
			393,359
		South Africa — 0.8%
		South Africa Government
		Bond
ZAR	2,365,000	6.500%, 02/28/41	123,712
ZAR	1,875,000	6.250%, 03/31/36	98,782
			222,494
		Thailand — 1.0%
		Thailand Government Bond
THB	2,280,000	3.650%, 12/17/21	72,058
THB	1,470,000	3.625%, 06/16/23	46,906
THB	1,280,000	3.580%, 12/17/27	41,787
THB	3,380,000	2.550%, 06/26/20	100,549
			261,300
		Turkey — 1.6%
		Turkey Government Bond
TRY	65,000	8.500%, 07/10/19	21,425
TRY	490,000	8.500%, 09/14/22	156,802
TRY	190,000	7.400%, 02/05/20	60,229
		Turkey Government International Bond
	200,000	4.250%, 04/14/26	194,355
			432,811
		Ukraine — 0.4%
		Ukraine Government International Bond (2)
	100,000	7.750%, 09/01/23	97,875

		United Kingdom — 0.6%
		United Kingdom Gilt (2)
GBP	26,997	4.750%, 12/07/30	53,190
GBP	8,586	4.500%, 09/07/34	17,128
GBP	1,000	4.250%, 12/07/40	2,057
GBP	11,425	4.250%, 12/07/46	25,036
GBP	9,619	4.250%, 12/07/55	23,661
GBP	27,000	2.250%, 09/07/23	40,187
			161,259
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $5,148,978)	5,318,422

		U.S. TREASURY
		OBLIGATIONS (5) — 5.5%
		United States Treasury Bill (4)
	520,000	0.286%, 12/08/16	519,471
		United States Treasury Bonds
	53,400	5.250%, 02/15/29	75,686
	18,100	4.500%, 02/15/36	26,324
	71,500	3.125%, 08/15/44	86,000
	11,000	2.500%, 05/15/46	11,758

Principal Amount †
/Shares/Number of
Contracts		Value $
	United States Treasury Notes
80,200	3.500%, 02/15/18	83,701
62,500	2.375%, 12/31/20	66,224
57,200	2.125%, 08/15/21	60,201
54,400	2.125%, 05/15/25	57,554
64,400	2.000%, 11/15/21	67,438
80,600	1.750%, 09/30/19	82,977
49,300	1.625%, 11/15/22	50,498
71,600	1.500%, 08/31/18	72,822
80,100	1.375%, 09/30/18	81,289
72,400	1.250%, 02/29/20	73,386
62,000	0.625%, 11/30/17	62,005
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,445,439)	1,477,334

	CLOSED-END FUNDS — 2.4%
	Guernsey — 0.9%
52,700	HSBC Infrastructure	121,707
57,000	International Public Partnerships	119,567
		241,274
	United Kingdom — 1.5%
36,120	3i Infrastructure	91,065
62,000	BBGI SICAV	124,517
52,757	GCP Infrastructure Investments	88,324
76,706	Starwood European Real Estate Finance	108,876
		412,782
	TOTAL CLOSED-END FUNDS (Cost $693,051)	654,056

	EXCHANGE TRADED PURCHASED OPTIONS (6) — 0.1%
29	SX5E Put Option,
	Expires: 10/22/16,
	Strike Price: EUR 2,850	22,793

Number of
Contracts/Shares
4	SPX Put Option,
	Expires: 09/17/16,
	Strike Price: $2,150	10,800
	TOTAL EXCHANGE TRADED PURCHASED OPTIONS (Cost $38,515)	33,593

	PREFERRED STOCK — 0.1%
	Brazil — 0.1%
6,387	Itausa-Investimentos Itau (Cost $11,758)	16,546
	TOTAL INVESTMENTS — 89.6% (Cost $23,814,131)*	24,034,309
	OTHER ASSETS LESS LIABILITIES — 10.4%	2,778,162
	NET ASSETS — 100%	$26,812,471
	EXCHANGE TRADED WRITTEN OPTION (6) — 0.0%
(4)	SPX Put Option,
	Expires: 09/17/16,
	Strike Price: $2,025
	(Premiums Received $4,385)	(3,080)

†                 In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $2,815,124, representing 10.5% of the net assets of the Fund.

(2)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $2,009,169, representing 7.5% of the net assets of the Fund.

(3)         Variable Rate Security — Rate disclosed is as of July 31, 2016.

(4)         Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

(5)         Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(6)         Denotes non-income producing security.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $23,814,131, and the unrealized appreciation and depreciation were $991,909 and $(771,731), respectively.

The open futures contracts held by the Fund at July 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
Dax Index	3	Sep-2016	$4,497
FTSE 100 Index	6	Sep-2016	273
MINI MSCI EAFE	7	Sep-2016	9,986
S&P 500 Index E-MINI	(14)	Sep-2016	(41,332)
U.S. 5-Year Treasury Note	(2)	Sep-2016	(2,363)
U.S. 10-Year Treasury Note	2	Sep-2016	(2,222)
			$(31,161)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	08/04/16	USD	301,349	ZAR	4,620,000	$31,203
Barclays Capital	08/04/16-10/27/16	CHF	630,145	USD	644,958	(8,047)
Barclays Capital	10/27/16	KRW	1,312,000,000	USD	1,163,647	(7,264)
Barclays Capital	10/27/16	MYR	3,522,000	USD	865,973	5,077
Barclays Capital	10/27/16	USD	197,265	BRL	662,000	1,185
Barclays Capital	10/27/16	USD	100,529	IDR	1,331,000,000	(285)
Barclays Capital	10/27/16	USD	460,645	JPY	48,096,000	12,323
BNP Paribas	08/03/16	USD	89,191	EUR	80,403	711
BNP Paribas	08/04/16	AUD	603,000	USD	447,612	(10,571)
BNP Paribas	08/04/16	CAD	770,000	USD	589,607	(154)
BNP Paribas	08/04/16	CHF	366,000	USD	370,829	(6,893)
BNP Paribas	08/04/16	JPY	52,662,000	USD	514,691	(1,497)
BNP Paribas	08/04/16	USD	1,152,279	AUD	1,548,000	23,951
BNP Paribas	08/04/16	USD	263,844	CHF	253,000	(2,741)
BNP Paribas	08/04/16	USD	28,693	HUF	7,800,000	(659)
BNP Paribas	08/04/16	USD	705,346	JPY	74,193,000	21,888
BNP Paribas	08/04/16-09/06/16	EUR	1,197,961	USD	1,373,093	33,553
BNP Paribas	08/04/16-09/06/16	GBP	1,307,097	USD	1,882,550	152,474
Canadian Imperial Bank	08/03/16	CAD	85,519	USD	65,878	378
Canadian Imperial Bank	08/03/16	USD	28,579	CAD	37,115	(152)
Citigroup Global Markets	08/03/16-09/06/16	EUR	200,771	USD	223,986	(759)
Citigroup Global Markets	08/04/16	BRL	1,010,000	USD	277,054	(33,998)
Citigroup Global Markets	08/04/16	CAD	731,521	GBP	394,000	(38,816)
Citigroup Global Markets	08/04/16	SEK	1,990,000	USD	238,661	6,057
Citigroup Global Markets	08/04/16	TRY	231,265	USD	77,650	312

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Citigroup Global Markets	08/04/16	USD	192,845	BRL	662,000	$11,032
Citigroup Global Markets	08/04/16	USD	647,807	CAD	830,000	(12,091)
Citigroup Global Markets	08/04/16	USD	197,439	COP	589,557,000	(5,575)
Citigroup Global Markets	08/04/16	USD	453,208	SEK	3,850,000	(3,196)
Citigroup Global Markets	08/04/16	USD	356,202	TRY	1,046,000	(6,406)
Citigroup Global Markets	08/04/16	USD	247,869	ZAR	3,670,000	16,301
Citigroup Global Markets	10/27/16	PLN	2,000	USD	508	(5)
Citigroup Global Markets	10/27/16	SGD	1,121,000	USD	829,632	(5,920)
Citigroup Global Markets	10/27/16	TWD	42,200,000	USD	1,324,794	575
Credit Suisse First Boston	08/03/16	USD	81,811	GBP	61,589	(297)
Credit Suisse First Boston	08/04/16	RUB	17,336,000	USD	253,413	(9,014)
Credit Suisse First Boston	08/04/16	USD	127,296	NZD	189,000	9,173
Credit Suisse First Boston	08/04/16	USD	268,692	RUB	17,336,000	(6,265)
Credit Suisse First Boston	09/06/16	CAD	53,460	USD	40,836	(119)
Deutsche Bank Securities	08/04/16	AUD	1,232,000	USD	921,331	(14,790)
Deutsche Bank Securities	08/04/16	CHF	678,000	USD	706,059	6,345
Deutsche Bank Securities	08/04/16	COP	589,557,000	USD	186,746	(5,118)
Deutsche Bank Securities	08/04/16	GBP	424,000	USD	569,485	8,306
Deutsche Bank Securities	08/04/16	MYR	3,038,000	USD	739,082	(7,076)
Deutsche Bank Securities	08/04/16	TRY	243,373	USD	81,635	248
Deutsche Bank Securities	08/04/16	USD	53,155	MXN	1,010,000	688
HSBC	08/04/16	CAD	365,000	USD	279,661	99
HSBC	08/04/16	CHF	87,000	USD	89,399	(387)
HSBC	08/04/16	IDR	1,792,000,000	USD	131,620	(5,110)
HSBC	08/04/16	THB	7,998,000	USD	227,439	(2,172)
HSBC	08/04/16	TWD	42,200,000	USD	1,301,866	(20,158)
JPMorgan Securities	08/03/16	EUR	8,935	USD	9,936	(54)
JPMorgan Securities	08/04/16	CHF	507,000	GBP	363,572	(42,036)
JPMorgan Securities	08/04/16	GBP	394,000	CAD	734,793	41,322
JPMorgan Securities	08/04/16	JPY	28,798,000	USD	275,697	(6,579)
JPMorgan Securities	08/04/16	MXN	3,370,000	USD	181,071	1,416
JPMorgan Securities	08/04/16	USD	528,194	CHF	510,000	(1,861)
JPMorgan Securities	08/04/16	USD	1,016,248	GBP	766,000	(2,420)
JPMorgan Securities	08/04/16	USD	51,682	MXN	920,000	(2,637)
JPMorgan Securities	08/04/16	USD	207,094	PLN	827,000	5,102
JPMorgan Securities	08/04/16	ZAR	3,670,000	USD	241,615	(22,555)
JPMorgan Securities	08/04/16-10/27/16	CAD	2,275,000	USD	1,740,731	(2,148)
JPMorgan Securities	08/04/16-10/27/16	GBP	1,070,000	USD	1,431,450	13,519
JPMorgan Securities	10/27/16	USD	319,178	ZAR	4,620,000	7,843
Royal Bank of Canada	08/03/16	GBP	7,655	USD	10,193	61
Royal Bank of Canada	08/04/16	CAD	310,000	USD	239,222	1,786
Royal Bank of Canada	08/04/16	HUF	7,800,000	USD	28,485	451
Royal Bank of Canada	08/04/16	NZD	385,000	USD	261,325	(16,668)
Royal Bank of Canada	08/04/16	TRY	231,266	USD	77,768	430

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Royal Bank of Canada	08/04/16	USD	196,239	GBP	147,000	$(1,679)
Royal Bank of Canada	08/04/16	USD	100,240	TRY	294,000	(1,923)
Royal Bank of Canada	08/04/16-10/27/16	MXN	11,080,000	USD	586,872	(783)
Royal Bank of Canada	10/27/16	HKD	3,964,000	USD	511,568	78
Royal Bank of Canada	10/27/16	USD	216,962	SEK	1,860,000	1,377
Royal Bank of Scotland	08/04/16	HKD	5,692,000	USD	733,926	234
Royal Bank of Scotland	08/04/16	SGD	1,121,000	USD	824,829	(11,274)
Royal Bank of Scotland	08/04/16	THB	3,246,000	USD	92,397	(790)
Royal Bank of Scotland	10/27/16	USD	95,384	TRY	294,000	1,031
Standard Chartered	08/03/16	USD	210,387	GBP	158,728	(308)
Standard Chartered	08/03/16-09/06/16	CAD	8,600	USD	6,570	(18)
Standard Chartered	08/04/16	KRW	940,000,000	USD	804,471	(34,678)
Standard Chartered	08/04/16	MYR	2,521,000	USD	627,989	8,811
Standard Chartered	08/04/16	PLN	829,000	USD	214,047	1,338
Standard Chartered	08/04/16	RUB	9,909,000	USD	146,129	(3,871)
Standard Chartered	08/04/16	USD	291,655	BRL	1,010,000	19,397
Standard Chartered	08/04/16	USD	98,816	EUR	89,000	702
Standard Chartered	08/04/16	USD	229,473	IDR	3,123,000,000	8,812
Standard Chartered	08/04/16	USD	252,929	JPY	26,867,000	10,419
Standard Chartered	08/04/16	USD	619,783	MYR	2,521,000	(605)
Standard Chartered	08/04/16	USD	147,675	RUB	9,909,000	2,324
Standard Chartered	10/27/16	AUD	287,000	USD	215,495	(1,991)
Standard Chartered	10/27/16	EUR	1,775,000	USD	1,977,126	(14,894)
Standard Chartered	10/27/16	NZD	382,000	USD	269,946	(4,842)
Standard Chartered	10/27/16	THB	11,244,000	USD	321,956	(394)
State Street Bank	08/03/16	GBP	302,566	USD	401,999	1,548
State Street Bank	08/03/16-08/04/16	EUR	556,866	USD	617,280	(5,380)
State Street Bank	08/04/16	GBP	363,904	CHF	507,000	41,598
State Street Bank	08/04/16	MYR	484,000	USD	119,900	1,026
State Street Bank	08/04/16	TRY	340,096	USD	114,480	747
State Street Bank	08/04/16	USD	222,902	HKD	1,728,000	(164)
State Street Bank	08/04/16	USD	262,637	JPY	28,496,000	16,679
UBS Securities	08/04/16	CHF	85,855	USD	88,222	(383)
UBS Securities	08/04/16	EUR	502,000	USD	564,174	2,848
UBS Securities	08/04/16	KRW	372,000,000	USD	325,944	(6,144)
Westpac Banking	08/03/16	GBP	28,194	USD	37,513	198
Westpac Banking	08/03/16	USD	213,730	EUR	192,993	2,062
Westpac Banking	08/04/16	NZD	186,000	USD	129,881	(4,422)
						$128,002

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

COP — Colombian Peso

EAFE — Europe, Australasia and Far East

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — South Korean Won

LLC — Limited Liability Corporation

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NVDR — Non Voting Depository Receipt

NZD — New Zealand Dollar

OFZ — Federal Loan Obligations

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

REIT — Real Estate Investment Trust

RON — Romanian New Leu

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thailand Baht

TRY — Turkish New Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Absolute Return EMD and Currency Fund

Schedule of Investments

July 31, 2016 (unaudited)

Principal Amount †			Value $
		FOREIGN GOVERNMENT
		BONDS — 59.0%
		Argentina — 2.7%
		Argentine Republic Government International Bond (1)
	870,000	7.625%, 04/22/46	928,725
	330,000	7.500%, 04/22/26	359,205
		City of Buenos Aires Argentina (1)
	500,000	7.500%, 06/01/27	523,750
		Provincia de Buenos Aires (1)
	500,000	7.875%, 06/15/27	516,875
			2,328,555
		Brazil — 12.1%
		Brazil Notas do Tesouro Nacional Serie B
BRL	1,246,000	6.000%, 08/15/50	1,154,465
		Brazil Notas do Tesouro Nacional Serie F
BRL	4,119,000	10.000%, 01/01/21	1,188,561
BRL	9,542,000	10.000%, 01/01/23	2,701,311
BRL	13,430,000	10.000%, 01/01/25	3,759,744
		Brazilian Government International Bond
	1,800,000	5.000%, 01/27/45	1,654,200
			10,458,281
		Colombia — 3.5%
		Colombia Government International Bond
COP	2,908,000,000	9.850%, 06/28/27	1,141,414
COP	480,000,000	7.750%, 04/14/21	162,801
	120,000	7.375%, 09/18/37	155,100
	390,000	6.125%, 01/18/41	449,475
	740,000	5.000%, 06/15/45	764,050
	350,000	4.000%, 02/26/24	364,875
			3,037,715
		Ecuador — 1.8%
		Ecuador Government International Bond
	370,000	10.750%, 03/28/22 (1)	369,630
	1,350,000	7.950%, 06/20/24 (2)	1,177,875
			1,547,505
		Hungary — 3.0%
		Hungary Government Bond
HUF	670,000,000	6.750%, 11/24/17	2,597,419

		Indonesia — 5.1%
		Indonesia Treasury Bond
IDR	12,450,000,000	8.750%, 05/15/31	1,085,036
IDR	4,700,000,000	8.750%, 02/15/44	392,425
IDR	8,355,000,000	8.375%, 03/15/24	693,991
IDR	16,563,000,000	8.375%, 09/15/26	1,401,694
IDR	3,050,000,000	8.375%, 03/15/34	255,438
IDR	4,500,000,000	8.250%, 05/15/36	378,618
IDR	3,300,000,000	7.875%, 04/15/19	260,390
			4,467,592
		Mexico — 9.7%
		Mexican Bonos
MXN	26,250,000	10.000%, 12/05/24	1,784,870
MXN	4,159,700	8.500%, 11/18/38	276,785
MXN	20,899,200	7.750%, 11/13/42	1,306,535
		Mexico Cetes (3) (4)
MXN	514,000,000	4.113%, 12/08/16	2,696,485
MXN	242,000,000	4.090%, 10/27/16	1,276,598
MXN	195,000,000	3.630%, 08/18/16	1,037,525
			8,378,798
		Poland — 3.5%
		Poland Government Bond
PLN	11,690,000	4.750%, 10/25/16	3,022,172

		Russia — 5.4%
		Russian Federal Bond - OFZ
RUB	91,900,000	8.150%, 02/03/27	1,382,539
RUB	82,100,000	7.600%, 04/14/21	1,202,325
RUB	12,000,000	7.600%, 07/20/22	175,045
RUB	95,924,000	7.050%, 01/19/28	1,327,368
RUB	43,250,000	7.000%, 08/16/23	611,654
			4,698,931
		South Africa — 9.8%
		South Africa Government Bond
ZAR	39,525,000	10.500%, 12/21/26	3,207,558
ZAR	16,600,000	8.750%, 01/31/44	1,115,208
ZAR	12,990,000	8.750%, 02/28/48	870,363
ZAR	7,590,000	8.500%, 01/31/37	507,042
ZAR	4,200,000	8.250%, 03/31/32	279,915
ZAR	16,600,000	6.500%, 02/28/41	868,339
		South Africa Government International Bond
	680,000	6.250%, 03/08/41	815,181
	710,000	5.875%, 09/16/25	807,528
			8,471,134

Principal Amount †			Value $
		Thailand — 1.0%
		Thailand Government Index Linked Bond (2)
THB	30,902,481	1.200%, 07/14/21	873,495

		Ukraine — 1.4%
		Ukraine Government International Bond (2)
	230,000	7.750%, 09/01/25	223,675
	500,000	7.750%, 09/01/26	485,000
	530,000	7.750%, 09/01/27	512,775
			1,221,450
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $47,654,153)	51,103,047

		U.S. TREASURY OBLIGATIONS (3) (4) (5) — 31.5%
		United States Treasury Bills
	2,000,000	0.404%, 09/15/16	1,999,488
	5,000,000	0.379%, 09/29/16	4,998,110
	1,500,000	0.362%, 11/10/16	1,498,980
	3,000,000	0.361%, 10/13/16	2,998,587
	4,500,000	0.359%, 10/06/16	4,498,061
	4,800,000	0.351%, 02/02/17	4,790,981
	6,500,000	0.157%, 09/22/16	6,497,900
		TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,278,444)	27,282,107

		CORPORATE OBLIGATIONS — 4.9%
		Argentina — 1.2%
		YPF (2)
	79,000	8.750%, 04/04/24	84,925
	281,000	8.500%, 07/28/25	297,157
		YPF MTN (1) (6)
	600,000	31.354%, 07/07/20	655,500
			1,037,582
		Brazil — 1.0%
		Petrobras Global Finance BV
	460,000	6.250%, 03/17/24	431,250
	500,000	4.375%, 05/20/23	428,750
			860,000
		Russia — 0.8%
		Gazprom OAO Via Gaz Capital MTN (2)
	210,000	8.625%, 04/28/34	263,211
	364,000	7.288%, 08/16/37	409,500
			672,711
		Supra-National — 1.9%
		International Finance
INR	28,500,000	8.250%, 06/10/21	459,612
		International Finance MTN
INR	36,000,000	7.800%, 06/03/19	564,438
INR	42,000,000	6.450%, 10/30/18	628,197
			1,652,247
		TOTAL CORPORATE OBLIGATIONS (Cost $3,990,324)	4,222,540
		TOTAL INVESTMENTS — 95.4% (Cost $78,922,921)*	82,607,694
		OTHER ASSETS LESS LIABILITIES — 4.6%	3,974,720
		NET ASSETS — 100%	$86,582,414

†                 In U.S. Dollars unless otherwise indicated.

(1)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $3,353,685, representing 3.9% of the net assets of the Fund.

(2)         Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $4,327,613, representing 5.0% of the net assets of the Fund.

(3)         Zero Coupon Security

(4)         Rate disclosed is the effective yield at time of purchase.

(5)         Security, or a portion of this security, has been pledged as collateral on open derivative positions.

(6)         Variable Rate Security — Rate disclosed is as of July 31, 2016.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $78,922,921, and the unrealized appreciation and depreciation were $4,304,961 and $(620,188), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	08/05/16	USD	494,187	EUR	424,858	$(19,101)
Barclays Capital	08/11/16-09/16/16	USD	1,645,803	IDR	22,000,000,000	26,318
Barclays Capital	08/12/16-10/28/16	ZAR	23,380,000	USD	1,550,400	(116,122)
Barclays Capital	08/17/16-09/19/16	MXN	15,318,627	USD	815,465	984
Barclays Capital	09/08/16	USD	960,686	INR	65,000,000	3,118
Barclays Capital	10/28/16	IDR	5,600,000,000	USD	418,848	(2,854)
BNP Paribas	08/03/16-08/23/16	USD	861,551	MXN	16,062,712	(5,527)
BNP Paribas	08/05/16	USD	494,951	EUR	425,142	(19,547)
BNP Paribas	08/22/16	USD	777,202	IDR	10,500,000,000	21,827
BNP Paribas	09/09/16	HUF	203,000,000	USD	725,597	(4,120)
BNP Paribas	09/16/16-09/27/16	USD	1,855,168	PLN	7,400,000	41,304
BNP Paribas	10/14/16	USD	779,593	HUF	219,750,000	10,553
Citigroup Global Markets	08/03/16-08/17/16	MXN	33,873,810	USD	1,846,268	40,614
Citigroup Global Markets	08/03/16-08/23/16	USD	2,790,024	MXN	51,512,438	(48,381)
Citigroup Global Markets	08/12/16	USD	1,375,252	ZAR	21,850,000	194,964
Citigroup Global Markets	08/12/16	ZAR	4,205,902	USD	271,664	(30,587)
Citigroup Global Markets	08/23/16-10/28/16	BRL	7,411,221	USD	2,044,190	(212,729)
Citigroup Global Markets	08/26/16	MYR	3,220,000	USD	792,128	2,365
Citigroup Global Markets	09/08/16	USD	1,085,809	KRW	1,255,000,000	34,311
Citigroup Global Markets	09/08/16	USD	757,032	PEN	2,530,000	(5,249)
Citigroup Global Markets	09/26/16	USD	716,796	EUR	631,650	(8,858)
Citigroup Global Markets	09/27/16	IDR	5,600,000,000	USD	421,369	(2,265)
Citigroup Global Markets	10/11/16	USD	644,043	MYR	2,600,000	(8,000)
Citigroup Global Markets	10/14/16	USD	853,714	CLP	565,500,000	3,918
Citigroup Global Markets	10/17/16	USD	135,089	KZT	46,831,302	(5,296)
Credit Suisse First Boston	08/03/16	COP	1,200,000,000	USD	394,607	3,993
Credit Suisse First Boston	09/12/16-10/04/16	USD	1,650,943	PEN	5,485,000	(23,749)
Credit Suisse First Boston	09/15/16-10/05/16	RUB	105,400,000	USD	1,562,442	(11,510)
Credit Suisse First Boston	10/05/16	USD	832,184	RUB	54,300,000	(23,266)
Credit Suisse First Boston	10/28/16	BRL	1,639,976	USD	486,351	(5,115)
Deutsche Bank Securities	08/12/16	USD	784,355	ZAR	12,600,000	121,124
Deutsche Bank Securities	08/26/16-09/09/16	USD	1,604,728	MYR	6,570,000	6,000
Deutsche Bank Securities	09/08/16	USD	757,641	KRW	885,000,000	32,245
Deutsche Bank Securities	09/08/16-09/26/16	USD	1,595,334	COP	4,800,000,000	(48,021)
Deutsche Bank Securities	09/16/16	BRL	738,985	USD	206,305	(18,028)
Deutsche Bank Securities	09/26/16	COP	2,500,000,000	USD	804,635	107
Goldman Sachs	08/03/16	USD	414,938	COP	1,200,000,000	(24,323)
Goldman Sachs	08/03/16-09/19/16	MXN	48,225,134	USD	2,618,187	49,874
Goldman Sachs	08/03/16-09/19/16	USD	6,230,650	MXN	115,700,081	(74,488)
Goldman Sachs	08/16/16-09/16/16	USD	3,654,432	BRL	12,512,653	168,835
Goldman Sachs	08/16/16-10/28/16	BRL	11,162,863	USD	3,166,072	(230,899)

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Goldman Sachs	08/23/16	USD	301,465	PLN	1,150,000	$(6,549)
Goldman Sachs	08/23/16-01/25/17	RUB	157,750,000	USD	2,320,025	(22,931)
Goldman Sachs	08/30/16-09/08/16	USD	1,097,797	MYR	4,470,000	(1,885)
Goldman Sachs	09/08/16	USD	379,172	EUR	333,000	(6,277)
Goldman Sachs	09/08/16-10/06/16	USD	1,614,067	CLP	1,096,887,824	53,393
HSBC	08/03/16-08/23/16	USD	842,415	MXN	15,707,696	(5,313)
HSBC	08/12/16	ZAR	4,220,699	USD	271,975	(31,339)
HSBC	08/31/16-09/26/16	USD	968,570	EUR	859,544	(5,887)
HSBC	09/09/16	USD	907,029	THB	32,000,000	10,963
HSBC	09/19/16	MXN	14,011,822	USD	730,848	(12,418)
HSBC	09/26/16	KRW	950,000,000	USD	835,165	(12,713)
HSBC	10/06/16	CLP	264,141,741	USD	397,086	(3,792)
JPMorgan Securities	08/03/16	USD	160,869	MXN	2,780,488	(12,624)
JPMorgan Securities	08/03/16-08/23/16	MXN	43,600,000	USD	2,330,245	7,368
JPMorgan Securities	08/03/16-08/23/16	PLN	2,300,000	USD	596,342	6,344
JPMorgan Securities	08/29/16-10/06/16	USD	1,830,573	CLP	1,267,677,176	99,016
JPMorgan Securities	08/31/16	USD	545,845	EUR	486,946	(770)
JPMorgan Securities	09/08/16	COP	1,200,000,000	USD	392,157	4,617
JPMorgan Securities	09/16/16	BRL	738,985	USD	206,565	(17,769)
JPMorgan Securities	10/06/16	CLP	305,858,259	USD	459,074	(5,116)
Standard Chartered	08/12/16	USD	79,142	ZAR	1,250,000	10,687
Standard Chartered	08/12/16	ZAR	4,244,955	USD	273,684	(31,373)
Standard Chartered	08/22/16-09/27/16	IDR	27,000,000,000	USD	1,992,870	(55,918)
Standard Chartered	08/23/16	USD	787,033	BRL	2,807,347	71,662
Standard Chartered	08/23/16-04/14/17	USD	2,931,956	RUB	223,850,000	331,049
Standard Chartered	08/30/16-09/27/16	USD	1,110,824	MYR	4,490,000	(11,176)
Standard Chartered	09/01/16	RUB	63,750,000	USD	933,738	(24,129)
Standard Chartered	09/08/16	USD	735,835	INR	50,000,000	5,553
Standard Chartered	09/16/16	BRL	1,477,970	USD	412,150	(36,516)
Standard Chartered	09/26/16	USD	521,606	EUR	459,361	(6,765)
Standard Chartered	09/26/16-10/14/16	USD	1,600,787	KRW	1,840,000,000	41,398
Standard Chartered	09/27/16	USD	836,158	IDR	11,100,000,000	3,546
State Street Bank	08/03/16	USD	493,901	MXN	8,536,585	(38,764)
State Street Bank	08/10/16-09/09/16	USD	982,895	HUF	269,000,000	(15,960)
State Street Bank	08/12/16	ZAR	12,128,444	USD	781,396	(90,195)
State Street Bank	08/23/16	MXN	50,600,000	USD	2,702,268	10,300
State Street Bank	08/31/16	EUR	1,400,000	USD	1,573,431	6,308
State Street Bank	09/08/16	USD	756,438	EUR	665,000	(11,768)
State Street Bank	09/16/16	PLN	3,200,000	USD	809,553	(10,646)
State Street Bank	09/19/16	MXN	4,670,607	USD	243,643	(4,113)
UBS Securities	08/05/16	EUR	850,000	USD	964,087	13,596
UBS Securities	08/10/16	HUF	66,000,000	USD	240,210	2,992
UBS Securities	08/11/16	IDR	11,000,000,000	USD	812,108	(26,323)
UBS Securities	08/31/16	USD	484,621	EUR	432,499	(493)
						$(16,311)

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — South Korean Won

KZT — Kazakhstani Tenge

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

OFZ — Federal Loan Obligations

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

RUB — Russian Ruble

THB — Thailand Baht

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Fair Value Measurements

July 31, 2016 (unaudited)

The following is a summary of the inputs used as of July 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Small and Mid Cap Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$126,888,765	$—	$—	$126,888,765
Investment Companies	10,361,269	—	—	10,361,269
Total Investments in Securities	$137,250,034	$—	$—	$137,250,034

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$83,058	$—	$—	$83,058
Total Other Financial Instruments	$83,058	$—	$—	$83,058

Schroder Emerging Market Equity Fund

Investments in Securities (3)	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$4,880,134	$—	$—	$4,880,134
Brazil	72,371,323	—	—	72,371,323
Chile	16,613,213	—	—	16,613,213
China	323,372,195	—	—	323,372,195
Egypt	1,180,551	5,200,166	—	6,380,717
Greece	6,239,187	—	—	6,239,187
Hong Kong	28,720,750	—	—	28,720,750
Hungary	24,529,417	—	—	24,529,417
India	98,242,755	—	—	98,242,755
Indonesia	3,991,653	—	—	3,991,653
Kuwait	—	7,246,527	—	7,246,527
Mexico	8,145,655	—	—	8,145,655
Philippines	780,774	—	—	780,774
Russia	118,901,619	—	—	118,901,619
South Africa	50,346,768	—	—	50,346,768
South Korea	271,902,875	—	—	271,902,875
Taiwan	168,025,772	—	—	168,025,772
Thailand	31,557,575	—	—	31,557,575
Turkey	36,139,767	—	—	36,139,767
United Arab Emirates	—	13,034,172	—	13,034,172
Total Common Stock	1,265,941,983	25,480,865	—	1,291,422,848

Preferred Stock
Brazil	65,405,255	—	—	65,405,255
South Korea	3,552,558	—	—	3,552,558
Total Preferred Stock	68,957,813	—	—	68,957,813

Investment Company	14,091,790	—	—	14,091,790
Total Investment Company	14,091,790	—	—	14,091,790

Total Investments in Securities	$1,348,991,586	$25,480,865	$—	$1,374,472,451

The following is a summary of the inputs used as of July 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder International Multi-Cap Value Fund

Investments in Securities (4)	Level 1	Level 2	Level 3 (7)	Total
Common Stock
Australia	$15,129,477	$910,677	$—	$16,040,154
Austria	1,401,125	—	—	1,401,125
Belgium	5,663,032	—	—	5,663,032
Brazil	4,398,193	—	—	4,398,193
British Virgin Islands	466,648	—	—	466,648
Cambodia	116,132	—	—	116,132
Canada	8,304,381	—	—	8,304,381
Chile	473,928	—	—	473,928
China	9,525,905	—	—	9,525,905
Denmark	796,137	—	—	796,137
Finland	7,359,503	—	—	7,359,503
France	18,190,883	—	—	18,190,883
Gabon	39,396	—	—	39,396
Germany	12,558,249	—	—	12,558,249
Greece	331,299	—	—	331,299
Guernsey	246,729	—	—	246,729
Hong Kong	16,916,832	—	—	16,916,832
Hungary	1,171,939	—	—	1,171,939
India	792,622	—	—	792,622
Indonesia	2,015,746	—	—	2,015,746
Ireland	1,435,934	—	—	1,435,934
Israel	4,917,704	1,543,028	—	6,460,732
Italy	2,830,779	—	—	2,830,779
Japan	63,967,067	—	—	63,967,067
Kazakhstan	68,949	—	—	68,949
Luxembourg	166,893	—	—	166,893
Malaysia	1,321,882	—	—	1,321,882
Malta	—	—	1,477	1,477
Mexico	1,549,452	—	—	1,549,452
Netherlands	5,063,141	—	—	5,063,141
New Zealand	833,011	—	—	833,011
Norway	6,953,092	—	—	6,953,092
Peru	470,265	—	—	470,265
Philippines	360,739	—	—	360,739
Poland	2,735,831	—	—	2,735,831
Portugal	260,889	—	—	260,889
Russia	3,503,502	—	—	3,503,502
Singapore	8,047,625	—	—	8,047,625
South Africa	11,177,580	—	—	11,177,580
South Korea	8,413,071	—	—	8,413,071
Spain	2,072,858	—	—	2,072,858
Sweden	13,688,067	—	—	13,688,067
Switzerland	15,831,271	—	—	15,831,271
Taiwan	17,217,040	—	—	17,217,040
Thailand	6,425,117	—	—	6,425,117
Turkey	1,259,219	—	—	1,259,219
United Kingdom	56,256,522	—	—	56,256,522
Total Common Stock	342,725,656	2,453,705	1,477	345,180,838

Preferred Stock
Brazil	1,685,245	—	—	1,685,245
Germany	278,736	—	—	278,736
Total Preferred Stock	$1,963,981	$—	$—	$1,963,981

Investments in Securities (4)	Level 1	Level 2	Level 3	Total
Investment Company
Guernsey	$376,454	$—	$—	$376,454
Total Investment Company	376,454	—	—	376,454

Total Investments in Securities	$345,066,091	$2,453,705	$1,477	$347,521,273

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$9,474	$—	$9,474
Forwards — Unrealized Depreciation	—	(602,676)	—	(602,676)
Total Other Financial Instruments	$—	$(593,202)	$—	$(593,202)

The following is a summary of the inputs used as of July 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder Emerging Markets Multi-Cap Equity Fund

Investments in Securities (5)	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$1,028,417	$—	$—	$1,028,417
Chile	253,724	—	—	253,724
China	3,227,247	—	—	3,227,247
Colombia	72,045	—	—	72,045
Czech Republic	119,389	—	—	119,389
Egypt	43,028	84,182	—	127,210
Greece	102,959	—	—	102,959
Hong Kong	1,753,220	—	—	1,753,220
Hungary	311,270	—	—	311,270
India	276,987	—	—	276,987
Indonesia	972,311	—	—	972,311
Kazakhstan	18,806	—	—	18,806
Malaysia	488,591	—	—	488,591
Mexico	210,286	—	—	210,286
Morocco	162,764	6,221	—	168,985
Peru	123,060	—	—	123,060
Philippines	60,020	—	—	60,020
Poland	482,088	—	—	482,088
Qatar	12,034	129,371	—	141,405
Russia	847,648	—	—	847,648
South Africa	2,979,942	—	—	2,979,942
South Korea	2,587,158	—	—	2,587,158
Taiwan	3,286,538	—	—	3,286,538
Thailand	1,253,739	—	—	1,253,739
Turkey	373,839	—	—	373,839
United Arab Emirates	—	82,688	—	82,688
United Kingdom	142,835	—	—	142,835
Total Common Stock	21,189,945	302,462	—	21,492,407

U.S. Treasury Obligation	—	634,607	—	634,607

Preferred Stock
Brazil	517,211	—	—	517,211
Total Preferred Stock	517,211	—	—	517,211

Warrants
Malaysia	1,294	—	—	1,294
Total Warrants	1,294	—	—	1,294

Total Investments in Securities	$21,708,450	$937,069	$—	$22,645,519

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$7,815	$—	$—	$7,815
Forwards — Unrealized Appreciation	—	5,074	—	5,074
Forwards — Unrealized Depreciation	—	(27,865)	—	(27,865)
Total Other Financial Instruments	$7,815	$(22,791)	$—	$(14,976)

The following is a summary of the inputs used as of July 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder Emerging Markets Small Cap Fund

Investments in Securities (6)	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$545,613	$—	$—	$545,613
China	1,982,293	—	—	1,982,293
Colombia	110,845	—	—	110,845
Georgia	300,305	—	—	300,305
Greece	176,801	—	—	176,801
Hong Kong	251,899	—	—	251,899
India	1,731,778	—	—	1,731,778
Indonesia	511,301	—	—	511,301
Malaysia	185,082	—	—	185,082
Mexico	678,348	—	—	678,348
Pakistan	220,176	—	—	220,176
Philippines	255,996	—	—	255,996
Poland	381,746	—	—	381,746
Russia	841,145	—	—	841,145
Singapore	163,584	—	—	163,584
South Korea	1,398,613	—	—	1,398,613
Sri Lanka	192,953	—	—	192,953
Taiwan	2,696,289	—	—	2,696,289
Thailand	352,995	—	—	352,995
Turkey	96,724	—	—	96,724
United Arab Emirates	—	366,260	—	366,260
Total Common Stock	13,074,486	366,260	—	13,440,746

Preferred Stock
Brazil	222,939	—	—	222,939
Total Preferred Stock	222,939	—	—	222,939

Total Investments in Securities	$13,297,425	$366,260	$—	$13,663,685

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)         All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2016, the Fund had securities with a total value of $25,480,865 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

(4)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2016, the Fund had securities with a total value of $2,453,705 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

(5)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2016, the Fund had securities with a total value of $296,241 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had a security with a total value of $6,221 transfer from Level 1 to Level 2 due to a halt in trading of this security.

(6)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2016, the Fund had securities with a total value of $366,260 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

(7)         A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following is a summary of the inputs used as of July 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder Broad Tax-Aware Value Bond Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$86,287,850	$—	$86,287,850
Corporate Obligations	—	50,033,481	—	50,033,481
U.S. Treasury Obligations	—	14,315,456	—	14,315,456
Asset-Backed Securities	—	3,359,056	—	3,359,056
Total Investments in Securities	$—	$153,995,843	$—	$153,995,843

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Depreciation	$(500,894)	$—	$—	$(500,894)
Total Other Financial Instruments	$(500,894)	$—	$—	$(500,894)

Schroder Emerging Markets Multi-Sector Bond Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$32,042,343	$—	$32,042,343
Corporate Obligations	—	27,385,058	—	27,385,058
Total Investments in Securities	$—	$59,427,401	$—	$59,427,401

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$471,493	$—	$471,493
Forwards — Unrealized Depreciation	—	(538,708)	—	(538,708)
Credit Default Swaps — Unrealized Appreciation	—	2,498	—	2,498
Credit Default Swaps — Unrealized Depreciation	—	(117,865)	—	(117,865)
Total Other Financial Instruments	$—	$(182,582)	$—	$(182,582)

Schroder Global Strategic Bond Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$39,162,350	$—	$39,162,350
U.S. Treasury Obligations	—	13,426,954	—	13,426,954
Foreign Government Bonds	—	8,583,713	—	8,583,713
Asset-Backed Securities	—	6,338,287	—	6,338,287
Convertible Bonds	—	2,308,305	—	2,308,305
Collateralized Mortgage Obligations	—	400,356	—	400,356
Exchange Traded Purchased Option	28,125	—	—	28,125
OTC Purchased Options	—	1,125	—	1,125
Total Investments in Securities	$28,125	$70,221,090	$—	$70,249,215

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Written Options	$—	$(31,638)	$—	$(31,638)
Exchange Traded Written Option	(7,500)	—	—	(7,500)
Futures — Unrealized Appreciation	31,755	—	—	31,755
Futures — Unrealized Depreciation	(437,686)	—	—	(437,686)
Forwards — Unrealized Appreciation	—	315,207	—	315,207
Forwards — Unrealized Depreciation	—	(892,859)	—	(892,859)
Credit Default Swaps — Unrealized Depreciation	—	(24,582)	—	(24,582)
Inflation-linked Swaps — Unrealized Depreciation	—	(8,115)	—	(8,115)
Total Other Financial Instruments	$(413,431)	$(641,987)	$—	$(1,055,418)

Schroder Long Duration Investment-Grade Bond Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$51,294,712	$—	$51,294,712
U.S. Treasury Obligations	—	24,606,251	—	24,606,251
Asset-Backed Security	—	853,711	—	853,711
Taxable Municipal Bond	—	466,884	—	466,884
Total Investments in Securities	$—	$77,221,558	$—	$77,221,558

Schroder Short Duration Bond Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$16,987,511	$—	$16,987,511
Asset-Backed Securities	—	4,828,653	—	4,828,653
U.S. Treasury Obligations	—	2,816,274	—	2,816,274
Municipal Bonds	—	377,351	—	377,351
Total Investments in Securities	$—	$25,009,789	$—	$25,009,789

Schroder Total Return Fixed Income Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$55,288,240	$—	$55,288,240
Asset-Backed Securities	—	16,226,894	—	16,226,894
U.S. Treasury Obligations	—	14,738,673	—	14,738,673
U.S. Government Mortgage-Backed Obligations	—	5,393,086	—	5,393,086
Commercial Mortgage-Backed Obligations	—	1,957,743	—	1,957,743
Municipal Bonds	—	1,617,643	—	1,617,643
Sovereign Governments	—	1,500,390	—	1,500,390
Collateralized Mortgage Obligations	—	675,180	—	675,180
Exchange Traded Purchased Option	24,969	—	—	24,969
OTC Purchased Swaption	—	1,185	—	1,185
Total Investments in Securities	$24,969	$97,399,034	$—	$97,424,003

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Exchange Traded Written Option	$(6,609)	$—	$—	$(6,609)
OTC Written Swaption	—	(111)	—	(111)
Futures — Unrealized Appreciation	326,796	—	—	326,796
Futures — Unrealized Depreciation	(743,138)	—	—	(743,138)
Forwards — Unrealized Appreciation	—	23,196	—	23,196
Credit Default Swaps — Unrealized Depreciation	—	(127,136)	—	(127,136)
Total Other Financial Instruments	$(422,951)	$(104,051)	$—	$(527,002)

Schroder Global Multi-Asset Income Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,768,176	$—	$—	$8,768,176
Corporate Obligations	—	7,766,182	—	7,766,182
Foreign Government Bonds	—	5,318,422	—	5,318,422
U.S. Treasury Obligations	—	1,477,334	—	1,477,334
Closed-End Funds	654,056	—	—	654,056
Exchange Traded Purchased Options	33,593	—	—	33,593
Preferred Stock	16,546	—	—	16,546
Total Investments in Securities	$9,472,371	$14,561,938	$—	$24,034,309

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Exchange Traded Written Option	$(3,080)	$—	$—	$(3,080)
Futures — Unrealized Appreciation	14,756	—	—	14,756
Futures — Unrealized Depreciation	(45,917)	—	—	(45,917)
Forwards — Unrealized Appreciation	—	535,038	—	535,038
Forwards — Unrealized Depreciation	—	(407,036)	—	(407,036)
Total Other Financial Instruments	$(34,241)	$128,002	$—	$93,761

Schroder Absolute Return EMD and Currency Fund(1)

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$51,103,047	$—	$51,103,047
U.S. Treasury Obligations	—	27,282,107	—	27,282,107
Corporate Obligations	—	4,222,540	—	4,222,540
Total Investments in Securities	$—	$82,607,694	$—	$82,607,694

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$1,441,246	$—	$1,441,246
Forwards — Unrealized Depreciation	—	(1,457,557)	—	(1,457,557)
Total Other Financial Instruments	$—	$(16,311)	$—	$(16,311)

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2015 through July 31, 2016 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 26, 2016

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 26, 2016

*     Print the name and title of each signing officer under his or her signature.